UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05577

The Glenmede Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

100 Summer Street, Floor 7

SUM0703

Boston, MA 02111

(Address of Principal Executive Offices)(Zip Code)

Michael P. Malloy, Esq.

Secretary

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 1-800-442-8299

Date of Fiscal Year End: October 31

Date of Reporting Period: April 30, 2018

Item 1. Reports to Stockholders.

The Glenmede Fund, Inc.

The Glenmede Portfolios

Semi-Annual Report

April 30, 2018

An investment in a portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency or bank.

THE GLENMEDE FUND, INC.

THE GLENMEDE PORTFOLIOS

1

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited)

As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including management fees and, for certain classes, shareholder servicing fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value (November 1, 2017)	Ending Account Value (April 30, 2018)	Annualized Expense Ratio	Expenses Paid During Period* (November 1, 2017 to April 30, 2018)
Quantitative U.S. Large Cap Core Equity Portfolio - Advisor
Actual	$1,000.00	$1,042.20	0.86%	$4.35
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.86	4.31
Quantitative U.S. Large Cap Core Equity Portfolio - Institutional
Actual	1,000.00	1,043.10	0.66	3.34
Hypothetical (5% return less expenses)	1,000.00	1,021.50	0.66	3.31
Quantitative U.S. Large Cap Growth Equity Portfolio - Advisor
Actual	1,000.00	1,049.70	0.86	4.37
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.86	4.31
Quantitative U.S. Large Cap Growth Equity Portfolio - Institutional
Actual	1,000.00	1,050.70	0.66	3.36
Hypothetical (5% return less expenses)	1,000.00	1,021.50	0.66	3.31
Quantitative U.S. Large Cap Value Equity Portfolio**
Actual	1,000.00	1,031.30	1.00	4.67
Hypothetical (5% return less expenses)	1,000.00	1,018.40	1.00	4.65
Quantitative U.S. Small Cap Equity Portfolio**
Actual	1,000.00	1,041.50	1.00	4.70
Hypothetical (5% return less expenses)	1,000.00	1,018.40	1.00	4.65
Quantitative International Equity Portfolio
Actual	1,000.00	1,030.50	1.00	5.03
Hypothetical (5% return less expenses)	1,000.00	1,019.80	1.00	5.01
Responsible ESG U.S. Equity Portfolio
Actual	1,000.00	1,046.70	1.00	5.07
Hypothetical (5% return less expenses)	1,000.00	1,019.80	1.00	5.01
Women in Leadership U.S. Equity Portfolio
Actual	1,000.00	1,041.40	1.00	5.06
Hypothetical (5% return less expenses)	1,000.00	1,019.80	1.00	5.01
Quantitative U.S. Long/Short Equity Portfolio
Actual	1,000.00	1,016.30	1.15	5.75
Hypothetical (5% return less expenses)	1,000.00	1,019.10	1.15	5.76
Quantitative U.S. Total Market Equity Portfolio
Actual	1,000.00	1,052.90	1.25	6.36
Hypothetical (5% return less expenses)	1,000.00	1,018.60	1.25	6.26

2

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited) — (Concluded)

	Beginning Account Value (November 1, 2017)	Ending Account Value (April 30, 2018)	Annualized Expense Ratio	Expenses Paid During Period* (November 1, 2017 to April 30, 2018)
Strategic Equity Portfolio
Actual	$1,000.00	$1,052.70	0.83%	$4.22
Hypothetical (5% return less expenses)	1,000.00	1,020.70	0.83	4.16
Small Cap Equity Portfolio - Advisor
Actual	1,000.00	1,019.70	0.92	4.61
Hypothetical (5% return less expenses)	1,000.00	1,020.20	0.92	4.61
Small Cap Equity Portfolio - Institutional
Actual	1,000.00	1,021.10	0.72	3.61
Hypothetical (5% return less expenses)	1,000.00	1,021.20	0.72	3.61
Mid Cap Equity Portfolio - Advisor
Actual	1,000.00	1,011.90	1.00	4.99
Hypothetical (5% return less expenses)	1,000.00	1,019.80	1.00	5.01
Large Cap Value Portfolio
Actual	1,000.00	1,012.80	0.91	4.54
Hypothetical (5% return less expenses)	1,000.00	1,020.30	0.91	4.56
Equity Income Portfolio
Actual	1,000.00	1,025.00	0.85	4.27
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.85	4.26
Secured Options Portfolio - Advisor
Actual	1,000.00	1,013.90	0.85	4.24
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.85	4.26
Secured Options Portfolio - Institutional
Actual	1,000.00	1,014.70	0.65	3.25
Hypothetical (5% return less expenses)	1,000.00	1,021.60	0.65	3.26
Global Secured Options Portfolio
Actual	1,000.00	1,020.70	1.03	5.16
Hypothetical (5% return less expenses)	1,000.00	1,019.70	1.03	5.16
Core Fixed Income Portfolio
Actual	1,000.00	978.00	0.52	2.55
Hypothetical (5% return less expenses)	1,000.00	1,022.20	0.52	2.61
Short Term Tax Aware Fixed Income Portfolio
Actual	1,000.00	995.20	0.55	2.72
Hypothetical (5% return less expenses)	1,000.00	1,022.10	0.55	2.76
High Yield Municipal Portfolio
Actual	1,000.00	1,002.40	1.00	4.96
Hypothetical (5% return less expenses)	1,000.00	1,019.80	1.00	5.01

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), which is net of fee waivers, dividends on securities sold short and expense reimbursements, if any, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the calendar year (365 days).
**	The Portfolio commenced operations on November 13, 2017. Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (168 days) (the Portfolio began accruing expenses on November 13, 2017), and divided by the number of days in the calendar year (168 days).

3

THE GLENMEDE PORTFOLIOS

Shareholder Expenses (Unaudited)

As a shareholder of the Glenmede Muni Intermediate Portfolio, you incur ongoing costs, including shareholder servicing fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Glenmede Muni Intermediate Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.

Actual Expenses

The first line under the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Glenmede Muni Intermediate Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line under the Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

	Beginning Account Value (November 1, 2017)	Ending Account Value (April 30, 2018)	Annualized Expense Ratio	Expenses Paid During Period* (November 1, 2017 to April 30, 2018)
Muni Intermediate Portfolio
Actual	$1,000.00	$987.30	0.23%	$1.13
Hypothetical (5% return less expenses)	1,000.00	1,023.70	0.23	1.15

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the calendar year (365 days).

4

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2018 — (Unaudited)

	Quantitative U.S. Large Cap Core Equity Portfolio	Quantitative U.S. Large Cap Growth Equity Portfolio	Quantitative U.S. Large Cap Value Equity Portfolio
Assets:
Investments at value[1,2]	$2,868,527,604	$3,966,938,563	$1,027,453
Repurchase agreements at value	14,550,798	10,536,537	—
Cash	—	—	6,211
Receivable from Advisor	—	—	5,125
Receivable for fund shares sold	1,716,415	2,261,505	—
Dividends receivable	2,515,318	2,951,203	1,119
Interest receivable	113	82	—
Securities lending receivable	10,111	9,444	1
Prepaid Expenses	39,868	58,287	13,609

Total assets	2,887,360,227	3,982,755,621	1,053,518

Liabilities:
Obligation to return securities lending collateral	19,259,124	45,748,290	4,816
Payable for fund shares redeemed	911,116	2,536,215	—
Payable for Management fees	1,292,563	1,788,436	474
Payable for Directors’ fees	32,548	46,228	11
Payable for Shareholder Servicing fees	355,957	499,611	172
Accrued expenses	604,566	792,133	1,162

Total liabilities	22,455,874	51,410,913	6,635

Net Assets	$2,864,904,353	$3,931,344,708	$1,046,883

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$102,426	$121,176	$102
Paid-in capital in excess of par value	2,142,189,520	2,783,478,997	1,020,398
Undistributed net investment income	2,259,431	2,428,546	2,610
Accumulated net realized gain (loss) from investment transactions	63,610,090	151,384,382	(7,449)
Net unrealized appreciation on investments	656,742,886	993,931,607	31,222

Total Net Assets	$2,864,904,353	$3,931,344,708	$1,046,883

Shares Outstanding[3]	102,426,249	121,175,557	101,976

Net Asset Value Per Share	$—	$—	$10.27

Advisor Class — based on net assets of $2,164,096,626 and $3,026,330,315, respectively and shares outstanding of 77,380,209 and 93,288,244, respectively	27.97	32.44	—

Institutional Class — based on net assets of $700,807,727 and $905,014,393, respectively and shares outstanding of 25,046,040 and 27,887,313, respectively	27.98	32.45	—

[1] Investments at cost	$2,226,335,516	$2,983,543,493	$996,231
[2] Market value of securities on loan	$18,905,863	$43,592,910	$7,014
[3] Authorized shares	—	—	80,000,000
Authorized shares - Advisor Class	155,000,000	240,000,000	—
Authorized shares - Institutional Class	155,000,000	140,000,000	—

See Notes to Financial Statements.

5

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

April 30, 2018 — (Unaudited)

	Quantitative U.S. Small Cap Equity Portfolio	Quantitative International Equity Portfolio	Responsible ESG U.S. Equity Portfolio
Assets:
Investments at value[1,2]	$1,081,237	$472,986,192	$17,620,933
Repurchase agreements at value	—	1,984,597	180,022
Cash	6,036	367,299	—
Receivable from Advisor	5,469	40,767	11,219
Receivable for fund shares sold	—	223,214	175
Dividends receivable	449	1,342,834	15,443
Interest receivable	—	15	1
Securities lending receivable	2	266	40
Foreign tax reclaims receivable	—	699,526	—
Prepaid expenses	13,608	6,305	208

Total assets	1,106,801	477,651,015	17,828,041

Liabilities:
Payable for securities purchased	—	—	30,125
Obligation to return securities lending collateral	17,934	—	130,720
Payable for fund shares redeemed	—	277,486	—
Payable for Management fees	493	294,367	7,684
Payable for Directors’ fees	11	5,396	168
Payable for Shareholder Servicing fees	179	98,122	2,794
Accrued expenses	504	89,602	7,001

Total liabilities	19,121	764,973	178,492

Net Assets	$1,087,680	$476,886,042	$17,649,549

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$105	$30,608	$1,249
Paid-in capital in excess of par value	1,046,895	402,603,622	14,674,139
Undistributed net investment income	295	2,173,952	15,842
Accumulated net realized gain (loss) from investment transactions	(11,355)	8,288,168	219,925
Net unrealized appreciation on investments	51,740	63,789,715	2,738,394
Net unrealized depreciation on foreign currencies	—	(23)	—

Total Net Assets	$1,087,680	$476,886,042	$17,649,549

Shares Outstanding[3]	104,551	30,607,604	1,248,688

Net Asset Value Per Share	$10.40	$15.58	$14.13

[1] Investments at cost	$1,029,497	$411,181,074	$15,062,561
[2] Market value of securities on loan	$17,497	$—	$192,180
[3] Authorized shares	80,000,000	120,000,000	80,000,000

See Notes to Financial Statements.

6

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

April 30, 2018 — (Unaudited)

	Women in Leadership U.S. Equity Portfolio	Quantitative U.S. Long/Short Equity Portfolio	Quantitative U.S. Total Market Equity Portfolio
Assets:
Investments at value[1,2]	$17,106,376	$317,316,386	$105,633,812
Repurchase agreements at value	127,218	9,304,953	378,069
Receivable from Advisor	11,860	—	—
Receivable for fund shares sold	40	372,581	44,340
Dividends receivable	10,404	142,251	70,141
Interest receivable	1	200,898	3
Securities lending receivable	8	161	—
Cash collateral on deposit at broker (Note 1)	—	224,140,472	—
Prepaid expenses	180	4,149	1,068

Total assets	17,256,087	551,481,851	106,127,433

Liabilities:
Obligation to return securities lending collateral	—	3,168,110	—
Payable to Advisor	—	—	1,377
Payable for fund shares redeemed	—	36,031	60,513
Dividend payable on securities sold short	—	64,323	16,424
Payable for securities sold short, at value[3]	—	216,527,228	23,933,845
Payable for Management fees	7,621	230,603	58,829
Payable for Directors’ fees	155	3,607	929
Payable for Shareholder Servicing fees	2,771	54,260	13,844
Accrued expenses	7,945	59,870	39,367

Total liabilities	18,492	220,144,032	24,125,128

Net Assets	$17,237,595	$331,337,819	$82,002,305

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$1,277	$25,346	$4,249
Paid-in capital in excess of par value	14,957,341	279,652,132	50,807,793
Undistributed (distributions in excess of) net investment income	18,571	(678,395)	41,990
Accumulated net realized gain (loss) from investment transactions	209,323	(17,269,455)	2,810,530
Net unrealized appreciation on investments	2,051,083	61,588,119	26,432,969
Net unrealized appreciation on securities sold short	—	8,020,072	1,904,774

Total Net Assets	$17,237,595	$331,337,819	$82,002,305

Shares Outstanding[4]	1,276,806	25,346,358	4,249,294

Net Asset Value Per Share	$13.50	$13.07	$19.30

[1] Investments at cost	$15,182,511	$265,033,220	$79,578,912
[2] Market value of securities on loan	$148,792	$3,040,290	$—
[3] Proceeds from securities sold short	$—	$224,547,300	$25,838,619
[4] Authorized shares	80,000,000	120,000,000	120,000,000

See Notes to Financial Statements.

7

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

April 30, 2018 — (Unaudited)

	Strategic Equity Portfolio	Small Cap Equity Portfolio	Mid Cap Equity Portfolio
Assets:
Investments at value[1,2]	$218,631,936	$3,691,126,744	$12,177,555
Repurchase agreements at value	5,051,597	26,487,747	458,319
Receivable from Advisor	—	—	15,781
Receivable for securities sold	—	9,960	—
Receivable for fund shares sold	383,577	3,703,585	—
Dividends receivable	257,836	542,205	3,838
Interest receivable	39	206	3
Securities lending receivable	—	13,486	33
Prepaid Expenses	2,891	50,404	202

Total assets	224,327,876	3,721,934,337	12,655,731

Liabilities:
Payable for securities purchased	—	4,130,971	239,929
Obligation to return securities lending collateral	—	151,384,252	521,621
Payable for fund shares redeemed	36,588	2,390,532	4,640
Payable for Management fees	101,075	1,625,656	5,500
Payable for Directors’ fees	2,511	40,914	211
Payable for Shareholder Servicing fees	36,755	400,455	2,491
Accrued expenses	37,134	823,327	6,590

Total liabilities	214,063	160,796,107	780,982

Net Assets	$224,113,813	$3,561,138,230	$11,874,749

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$9,175	$117,196	$1,011
Paid-in capital in excess of par value	133,758,001	2,963,010,688	10,514,672
Undistributed (distributions in excess of) net investment income	251,825	(294,600)	1,811
Accumulated net realized gain (loss) from investment transactions	976,852	176,520,773	(651,741)
Net unrealized appreciation on investments	89,117,960	421,784,173	2,008,996

Total Net Assets	$224,113,813	$3,561,138,230	$11,874,749

Shares Outstanding[3]	9,174,990	117,195,871	1,011,219

Net Asset Value Per Share	$24.43	$—	$—

Advisor Class — based on net assets of $1,514,685,362 and $11,874,749, respectively and shares outstanding of 51,237,437 and 1,011,219, respectively	—	29.56	11.74

Institutional Class — based on net assets of $2,046,452,868 and shares outstanding of 65,958,434	—	31.03	—

[1] Investments at cost	$134,565,573	$3,295,830,318	$10,626,878
[2] Market value of securities on loan	$—	$147,035,190	$498,955
[3] Authorized shares	150,000,000	—	—
Authorized shares - Advisor Class	—	180,000,000	120,000,000
Authorized shares - Institutional Class	—	135,000,000	120,000,000

See Notes to Financial Statements.

8

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

April 30, 2018 — (Unaudited)

	Large Cap Value Portfolio	Equity Income Portfolio	Secured Options Portfolio
Assets:
Investments at value[1,2]	$77,114,347	$17,875,457	$806,589,621
Repurchase agreements at value	310,741	116,804	7,079,380
Receivable from Advisor	—	3,772	—
Receivable for fund shares sold	679	—	1,245,213
Dividends receivable	55,317	19,722	—
Interest receivable	2	1	55
Securities lending receivable	—	67	—
Cash collateral on deposit at broker (Note 1)	—	—	370,508
Prepaid Expenses	1,049	216	11,761

Total assets	77,482,135	18,016,039	815,296,538

Liabilities:
Obligation to return securities lending collateral	—	62,074	—
Payable for fund shares redeemed	10,793	—	104,762
Options written, at value[3]	—	—	30,423,425
Payable for Management fees	34,911	8,079	351,169
Payable for Directors’ fees	899	171	8,606
Payable for Shareholder Servicing fees	12,694	2,938	69,370
Accrued expenses	23,530	11,243	134,447

Total liabilities	82,827	84,505	31,091,779

Net Assets	$77,399,308	$17,931,534	$784,204,759

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$7,211	$1,597	$64,573
Paid-in capital in excess of par value	63,604,265	16,977,189	766,592,273
Undistributed (distributions in excess of) net investment income	58,924	18,828	(1,920,001)
Accumulated net realized gain from investment transactions	5,534,747	189,089	18,788,660
Net unrealized appreciation on investments	8,194,161	744,831	4,848,322
Net unrealized depreciation on options written	—	—	(4,169,068)

Total Net Assets	$77,399,308	$17,931,534	$784,204,759

Shares Outstanding[4]	7,210,627	1,597,413	64,572,928

Net Asset Value Per Share	$10.73	$11.23	$—

Advisor Class — based on net assets of $425,605,395 and shares outstanding of 35,091,336	—	—	12.13

Institutional Class — based on net assets of $358,599,364 and shares outstanding of 29,481,592	—	—	12.16

[1] Investments at cost	$69,230,927	$17,247,430	$808,820,679
[2] Market value of securities on loan	$—	$316,299	$—
[3] Premiums received from options written	$—	$—	$26,254,357
[4] Authorized shares	175,000,000	80,000,000	—
Authorized shares - Advisor Class	—	—	160,000,000
Authorized shares - Institutional Class	—	—	160,000,000

See Notes to Financial Statements.

9

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

April 30, 2018 — (Unaudited)

	Global Secured Options Portfolio	Core Fixed Income Portfolio	Short Term Tax Aware Fixed Income Portfolio
Assets:
Investments at value[1,2]	$8,603,662	$477,728,759	$29,901,096
Repurchase agreements at value	—	3,478,378	131,472
Receivable from Advisor	—	—	1,325
Receivable for securities sold	268,172	—	—
Receivable for fund shares sold	—	273,613	—
Dividends receivable	15,114	—	—
Interest receivable	—	3,404,815	366,489
Securities lending receivable	—	1,610	79
Cash collateral on deposit at broker (Note 1)	292,135	—	—
Foreign tax reclaims receivable	43,599	—	—
Prepaid expenses	147	6,719	496

Total assets	9,222,829	484,893,894	30,400,957

Liabilities:
Due to custodian	13,559	—	—
Payable for securities purchased	234,148	—	—
Obligation to return securities lending collateral	—	12,472,620	249,400
Payable for fund shares redeemed	—	169,753	—
Options written, at value[3]	154,795	—	—
Payable for Management fees	4,597	135,815	8,773
Payable for Directors’ fees	183	5,251	372
Payable for Shareholder Servicing fees	1,672	38,804	2,506
Accrued expenses	12,034	87,001	8,003

Total liabilities	420,988	12,909,244	269,054

Net Assets	$8,801,841	$471,984,650	$30,131,903

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$822	$44,382	$3,046
Paid-in capital in excess of par value	14,199,502	485,936,170	30,521,815
Undistributed (distributions in excess of) net investment income	(46,155)	(33,259)	16,690
Accumulated net realized loss from investment transactions	(5,934,594)	(179,749)	(91,888)
Net unrealized appreciation (depreciation) on investments	563,515	(13,782,894)	(317,760)
Net unrealized appreciation on written options	18,751	—	—

Total Net Assets	$8,801,841	$471,984,650	$30,131,903

Shares Outstanding[4]	821,532	44,382,266	3,045,535

Net Asset Value Per Share	$10.71	$10.63	$9.89

[1] Investments at cost	$8,040,147	$494,990,031	$30,350,328
[2] Market value of securities on loan	$—	$12,236,697	$244,361
[3] Premiums received from options written	$173,546	$—	$—
[4] Authorized shares	120,000,000	160,000,000	80,000,000

See Notes to Financial Statements.

10

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Concluded)

April 30, 2018 — (Unaudited)

High Yield Municipal Portfolio
Assets:
Investments at value1,	$184,797,327
Cash	1,592,112
Receivable for securities sold	1,154,659
Receivable for fund shares sold	211,466
Interest receivable	2,406,503
Prepaid expenses	2,516

Total assets	190,164,583

Liabilities:
Payable for securities purchased	500,000
Payable for when-issued securities	1,071,745
Payable for Management fees	100,356
Payable for Directors’ fees	2,074
Payable for Shareholder Servicing fees	38,598
Accrued expenses	40,525

Total liabilities	1,753,298

Net Assets	$188,411,285

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$18,429
Paid-in capital in excess of par value	189,028,294
Undistributed net investment income	370,912
Accumulated net realized loss from investment transactions	(408,682)
Net unrealized depreciation on investments	(597,668)

Total Net Assets	$188,411,285

Shares Outstanding[2]	18,429,004

Net Asset Value Per Share	$10.22

[1] Investments at cost	$185,394,995
[2] Authorized shares	80,000,000

See Notes to Financial Statements.

11

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2018 — (Unaudited)

	Quantitative U.S. Large Cap Core Equity Portfolio	Quantitative U.S. Large Cap Growth Equity Portfolio	Quantitative U.S. Large Cap Value Equity Portfolio[1]
Investment income:
Dividends	$25,207,222	$25,972,235	$11,779
Interest	18,394	15,424	—
Income from security lending	61,355	253,622	1

Total investment income	25,286,971	26,241,281	11,780

Expenses:
Management fees	7,788,580	11,066,554	2,667
Administration, transfer agent and custody fees	1,237,128	1,676,224	5,747
Professional fees	94,445	135,803	2,507
Shareholder report expenses	89,021	152,265	376
Shareholder servicing fees	—	—	970
Shareholder servicing fees (Advisor Class)	2,190,779	3,114,097	—
Directors’ fees and expenses	56,890	82,543	21
Offering expenses	—	—	12,344
Registration and filing fees	52,574	57,769	6,589
Other expenses	51,957	79,047	1,371

Total expenses	11,561,374	16,364,302	32,592

Less expenses waived/reimbursed	—	—	(27,743)

Net expenses	11,561,374	16,364,302	4,849

Net investment income	13,725,597	9,876,979	6,931

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	63,836,064	153,243,908	(7,449)
Net change in unrealized gain of:
Investments	34,002,651	35,053,332	31,222

Net realized and unrealized gain	97,838,715	188,297,240	23,773

Net increase in net assets resulting from operations	$111,564,312	$198,174,219	$30,704

[1]	Portfolio commenced operations on November 13, 2017.

See Notes to Financial Statements.

12

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)

For the Six Months Ended April 30, 2018 — (Unaudited)

	Quantitative U.S. Small Cap Equity Portfolio[1]	Quantitative International Equity Portfolio	Responsible ESG U.S. Equity Portfolio
Investment income:
Dividends[2]	$6,723	$5,587,185	$144,024
Interest	1	2,347	128
Income from security lending	8	432	458

Total investment income	6,732	5,589,964	144,610

Expenses:
Management fees	2,715	1,760,716	42,230
Administration, transfer agent and custody fees	6,101	132,529	12,397
Professional fees	2,509	16,481	503
Shareholder report expenses	376	8,602	545
Shareholder servicing fees	987	586,905	15,356
Directors’ fees and expenses	22	9,808	317
Offering expenses	12,344	—	—
Registration and filing fees	6,589	15,618	23,927
Other expenses	1,371	2,610	1,357

Total expenses	33,014	2,533,269	96,632

Less expenses waived/reimbursed	(28,077)	(185,648)	(19,851)

Net expenses	4,937	2,347,621	76,781

Net investment income	1,795	3,242,343	67,829

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(11,355)	22,962,608	228,021
Net change in unrealized gain (loss) of:
Investments	51,740	(12,232,459)	324,841
Foreign currency translation	—	32	—

Net change in unrealized gain (loss)	51,740	(12,232,427)	324,841

Net realized and unrealized gain	40,385	10,730,181	552,862

Net increase in net assets resulting from operations	$42,180	$13,972,524	$620,691

[1]	Portfolio commenced operations on November 13, 2017.
[2]	The Quantitative International Equity Portfolio had foreign dividend withholding taxes of $666,547.

See Notes to Financial Statements.

13

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)

For the Six Months Ended April 30, 2018 — (Unaudited)

	Women in Leadership U.S. Equity Portfolio	Quantitative U.S. Long/Short Equity Portfolio	Quantitative U.S. Total Market Equity Portfolio
Investment income:
Dividends	$135,491	$2,929,155	$978,600
Interest	98	885,172	676
Income from security lending	62	651	—

Total investment income	135,651	3,814,978	979,276

Expenses:
Management fees	39,595	1,889,734	491,983
Administration, transfer agent and custody fees	12,761	117,354	59,551
Professional fees	464	11,064	2,895
Shareholder report expenses	524	5,552	1,582
Shareholder servicing fees	14,398	314,955	81,997
Dividends on securities sold short	—	1,825,594	226,463
Directors’ fees and expenses	283	6,595	1,695
Short position flex fees	—	—	93,778
Registration and filing fees	24,070	18,327	17,063
Other expenses	1,133	2,979	1,460

Total expenses	93,228	4,192,154	978,467

Less expenses waived/reimbursed	(21,238)	(551,172)	(145,744)

Net expenses	71,990	3,640,982	832,723

Net investment income	63,661	173,996	146,553

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	226,546	16,488,008	4,112,863
Securities sold short	—	(10,510,532)	(1,190,806)

Net realized gain	226,546	5,977,476	2,922,057

Net change in unrealized gain (loss) of:
Investments	129,944	(7,320,342)	488,491
Securities sold short	—	5,909,349	481,586

Net change in unrealized gain (loss)	129,944	(1,410,993)	970,077

Net realized and unrealized gain	356,490	4,566,483	3,892,134

Net increase in net assets resulting from operations	$420,151	$4,740,479	$4,038,687

See Notes to Financial Statements.

14

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)

For the Six Months Ended April 30, 2018 — (Unaudited)

	Strategic Equity Portfolio	Small Cap Equity Portfolio	Mid Cap Equity Portfolio
Investment income:
Dividends	$1,756,034	$16,486,870	$110,615
Interest	2,730	62,475	149
Income from security lending	—	69,988	257

Total investment income	1,758,764	16,619,333	111,021

Expenses:
Management fees	603,625	9,857,752	37,100
Administration, transfer agent and custody fees	59,799	1,763,451	15,152
Professional fees	7,757	120,800	447
Shareholder report expenses	3,800	144,332	411
Shareholder servicing fees	219,500	—	—
Shareholder servicing fees (Advisor Class)	—	1,951,415	16,864
Shareholder servicing fees (Institutional Class)	—	505,876	—
Directors’ fees and expenses	4,590	73,791	264
Registration and filing fees	5,884	44,291	28,527
Other expenses	2,473	68,167	1,334

Total expenses	907,428	14,529,875	100,099

Less expenses waived/reimbursed	—	—	(32,644)

Net expenses	907,428	14,529,875	67,455

Net investment income	851,336	2,089,458	43,566

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	1,012,371	187,495,432	750,814
Net change in unrealized gain (loss) of:
Investments	8,933,035	(133,290,646)	(527,925)

Net realized and unrealized gain	9,945,406	54,204,786	222,889

Net increase in net assets resulting from operations	$10,796,742	$56,294,244	$266,455

See Notes to Financial Statements.

15

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)

For the Six Months Ended April 30, 2018 — (Unaudited)

	Large Cap Value Portfolio	Equity Income Portfolio	Secured Options Portfolio
Investment income:
Dividends	$1,001,796	$212,646	$122,131
Interest	423	141	948,883
Income from security lending	—	307	—

Total investment income	1,002,219	213,094	1,071,014

Expenses:
Management fees	214,979	43,449	2,143,740
Administration, transfer agent and custody fees	43,573	17,731	280,815
Professional fees	2,812	487	27,894
Shareholder report expenses	1,543	387	19,917
Shareholder servicing fees	78,174	15,799	—
Shareholder servicing fees (Advisor Class)	—	—	431,009
Directors’ fees and expenses	1,599	344	16,365
Offering expenses	—	13,147	—
Registration and filing fees	10,807	6,245	32,677
Other expenses	1,453	525	17,542

Total expenses	354,940	98,114	2,969,959

Less expenses waived/reimbursed	—	(30,966)	—

Net expenses	354,940	67,148	2,969,959

Net investment income (loss)	647,279	145,946	(1,898,945)

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	5,561,846	208,553	5,233,612
Options written	—	—	15,563,530

Net realized gain	5,561,846	208,553	20,797,142

Net change in unrealized loss of:
Investments	(5,264,683)	(134,258)	(2,523,860)
Options written	—	—	(5,058,072)

Net change in unrealized loss	(5,264,683)	(134,258)	(7,581,932)

Net realized and unrealized gain	297,163	74,295	13,215,210

Net increase in net assets resulting from operations	$944,442	$220,241	$11,316,265

See Notes to Financial Statements.

16

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)

For the Six Months Ended April 30, 2018 — (Unaudited)

	Global Secured Options Portfolio	Core Fixed Income Portfolio	Short Term Tax Aware Fixed Income Portfolio
Investment income:
Dividends[1]	$73,983	$—	$19,232
Interest	785	5,901,333	205,575
Income from security lending	—	2,315	509

Total investment income	74,768	5,903,648	225,316

Expenses:
Management fees	28,655	831,568	56,493
Administration, transfer agent and custody fees	9,740	132,928	16,884
Professional fees	238	17,299	1,168
Shareholder report expenses	1,141	8,047	424
Shareholder servicing fees	10,420	237,591	16,141
Dividends on securities sold short	5,198	—	—
Directors’ fees and expenses	3	9,684	632
Interest expense	488	—	—
Registration and filing fees	2,382	5,453	3,160
Other expenses	1,099	4,295	1,891

Total expenses	59,364	1,246,865	96,793

Less expenses waived/reimbursed	—	—	(8,019)

Net expenses	59,364	1,246,865	88,774

Net investment income	15,404	4,656,783	136,542

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	491,938	(101,452)	(14,788)
Options written	77,463	—	—

Net realized gain (loss)	569,401	(101,452)	(14,788)

Net change in unrealized loss of:
Investments	(375,649)	(14,858,371)	(280,843)
Options written	19,642	—	—

Net change in unrealized loss	(356,007)	(14,858,371)	(280,843)

Net realized and unrealized gain (loss)	213,394	(14,959,823)	(295,631)

Net increase (decrease) in net assets resulting from operations	$228,798	$(10,303,040)	$(159,089)

[1]	Global Secured Options Portfolio had foreign dividend withholding taxes of $9,071.

See Notes to Financial Statements.

17

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Concluded)

For the Six Months Ended April 30, 2018 — (Unaudited)

High Yield Municipal Portfolio
Investment income:
Interest	$3,538,654

Total investment income	3,538,654

Expenses:
Management fees	583,909
Administration, transfer agent and custody fees	62,126
Professional fees	5,698
Shareholder report expenses	2,726
Shareholder servicing fees	224,580
Directors’ fees and expenses	3,782
Registration and filing fees	8,714
Other expenses	4,336

Total expenses	895,871

Net investment income	2,642,783

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	16,557
Net change in unrealized loss of:
Investments	(2,270,650)

Net realized and unrealized loss	(2,254,093)

Net increase in net assets resulting from operations	$388,690

See Notes to Financial Statements.

18

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended April 30, 2018 — (Unaudited)

	Quantitative U.S. Large Cap Core Equity Portfolio	Quantitative U.S. Large Cap Growth Equity Portfolio	Quantitative U.S. Large Cap Value Equity Portfolio[1]
Increase (decrease) in net assets
Operations:
Net investment income	$13,725,597	$9,876,979	$6,931
Net realized gain (loss) on:
Investment transactions	63,836,064	153,243,908	(7,449)
Net change in unrealized gain of:
Investments	34,002,651	35,053,332	31,222

Net increase in net assets resulting from operations	111,564,312	198,174,219	30,704
Distributions to shareholders from:
Net investment income:
Net investment income	—	—	(4,321)
Advisor Class	(9,974,437)	(6,664,707)	—
Institutional Class	(3,524,008)	(2,803,152)	—
Net realized gain on investments:
Advisor Class	(87,372,230)	(56,483,350)	—
Institutional Class	(24,349,140)	(16,398,565)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	204,404,728	(121,511,293)	1,020,500

Net increase (decrease) in net assets	190,749,225	(5,686,848)	1,046,883

NET ASSETS:
Beginning of period	2,674,155,128	3,937,031,556	—

End of period	$2,864,904,353	$3,931,344,708	$1,046,883

Undistributed net investment income included in net assets at end of period	$2,259,431	$2,428,546	$2,610

[1]	Portfolio commenced operations on November 13, 2017.

For the Year Ended October 31, 2017

	Quantitative U.S. Large Cap Core Equity Portfolio	Quantitative U.S. Large Cap Growth Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$23,053,074	$20,244,197
Net realized gain on:
Investment transactions	112,943,392	92,697,678
Net change in unrealized gain of:
Investments	413,294,193	757,074,891

Net increase in net assets resulting from operations	549,290,659	870,016,766
Distributions to shareholders from:
Net investment income:
Advisor Class	(18,027,294)	(17,159,516)
Institutional Class	(4,495,507)	(1,964,103)
Net increase in net assets from capital share transactions (See note 5)	180,603,560	62,682,043

Net increase in net assets	707,371,418	913,575,190

NET ASSETS:
Beginning of year	1,966,783,710	3,023,456,366

End of year	$2,674,155,128	$3,937,031,556

Undistributed net investment income included in net assets at end of year	$2,032,279	$2,019,426

See Notes to Financial Statements.

19

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Six Months Ended April 30, 2018 — (Unaudited)

	Quantitative U.S. Small Cap Equity Portfolio[1]	Quantitative International Equity Portfolio	Responsible ESG U.S. Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$1,795	$3,242,343	$67,829
Net realized gain (loss) on:
Investment transactions	(11,355)	22,962,608	228,021
Net change in unrealized gain (loss) of:
Investments	51,740	(12,232,459)	324,841
Foreign currency translations	—	32	—

Net increase in net assets resulting from operations	42,180	13,972,524	620,691
Distributions to shareholders from:
Net investment income	(1,500)	(1,280,463)	(59,479)
Net realized gain on investments	—	—	(62,301)
Net increase in net assets from capital share transactions (See note 5)	1,047,000	2,508,354	3,562,044

Net increase in net assets	1,087,680	15,200,415	4,060,955

NET ASSETS:
Beginning of period	—	461,685,627	13,588,594

End of period	$1,087,680	$476,886,042	$17,649,549

Undistributed net investment income included in net assets at end of period	$295	$2,173,952	$15,842

[1]	Portfolio commenced operations on November 13, 2017.

For the Year Ended October 31, 2017

	Quantitative International Equity Portfolio	Responsible ESG U.S. Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$7,911,346	$74,582
Net realized gain (loss) on:
Investment transactions	11,937,738	83,890
Foreign currency transactions	(837)	—
Net change in unrealized gain of:
Investments	62,545,150	2,025,228
Foreign currency translations	206	—

Net increase in net assets resulting from operations	82,393,603	2,183,700
Distributions to shareholders from:
Net investment income	(7,885,718)	(65,637)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(54,106,530)	4,909,970

Net increase in net assets	20,401,355	7,028,033

NET ASSETS:
Beginning of year	441,284,272	6,560,561

End of year	$461,685,627	$13,588,594

Undistributed net investment income included in net assets at end of year	$212,072	$7,492

See Notes to Financial Statements.

20

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Six Months Ended April 30, 2018 — (Unaudited)

	Women in Leadership U.S. Equity Portfolio	Quantitative U.S. Long/Short Equity Portfolio	Quantitative U.S. Total Market Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$63,661	$173,996	$146,553
Net realized gain (loss) on:
Investment transactions	226,546	16,488,008	4,112,863
Securities sold short	—	(10,510,532)	(1,190,806)
Net change in unrealized gain (loss) of:
Investments	129,944	(7,320,342)	488,491
Securities sold short	—	5,909,349	481,586

Net increase in net assets resulting from operations	420,151	4,740,479	4,038,687
Distributions to shareholders from:
Net investment income	(52,010)	—	(120,361)
Net realized gain on investments	(87,993)	—	(2,233,678)
Net increase in net assets from capital share transactions (See note 5)	5,104,095	25,813,508	6,050,456

Net increase in net assets	5,384,243	30,553,987	7,735,104

NET ASSETS:
Beginning of period	11,853,352	300,783,832	74,267,201

End of period	$17,237,595	$331,337,819	$82,002,305

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$18,571	$(678,395)	$41,990

For the Year Ended October 31, 2017

	Women in Leadership U.S. Equity Portfolio	Quantitative U.S. Long/Short Equity Portfolio	Quantitative U.S. Total Market Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$77,241	$(1,165,154)	$158,212
Net realized gain (loss) on:
Investment transactions	79,110	11,127,045	4,562,367
Securities sold short	—	(21,190,936)	(1,343,742)
Net change in unrealized gain (loss) of:
Investments	1,684,871	47,654,596	13,933,940
Securities sold short	—	(3,867,310)	(291,629)

Net increase in net assets resulting from operations	1,841,222	32,558,241	17,019,148
Distributions to shareholders from:
Net investment income	(77,872)	—	(160,173)
Net increase (decrease) in net assets from capital share transactions (See note 5)	3,573,344	28,812,138	(3,674,368)

Net increase in net assets	5,336,694	61,370,379	13,184,607

NET ASSETS:
Beginning of year	6,516,658	239,413,453	61,082,594

End of year	$11,853,352	$300,783,832	$74,267,201

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$6,920	$(852,391)	$15,798

See Notes to Financial Statements.

21

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Six Months Ended April 30, 2018 — (Unaudited)

	Strategic Equity Portfolio	Small Cap Equity Portfolio	Mid Cap Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$851,336	$2,089,458	$43,566
Net realized gain on:
Investment transactions	1,012,371	187,495,432	750,814
Net change in unrealized gain (loss) of:
Investments	8,933,035	(133,290,646)	(527,925)

Net increase in net assets resulting from operations	10,796,742	56,294,244	266,455
Distributions to shareholders from:
Net investment income:
Net investment income	(838,571)	—	—
Advisor Class	—	(914,302)	(42,895)
Institutional Class	—	(1,818,210)	—
Net realized gain on investments:
Net realized gain on investments	(13,875,143)	—	—
Advisor Class	—	(154,613,474)	—
Institutional Class	—	(182,559,552)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	18,691,784	390,113,314	(3,138,413)

Net increase (decrease) in net assets	14,774,812	106,502,020	(2,914,853)

NET ASSETS:
Beginning of period	209,339,001	3,454,636,210	14,789,602

End of period	$224,113,813	$3,561,138,230	$11,874,749

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$251,825	$(294,600)	$1,811

For the Year Ended October 31, 2017

	Strategic Equity Portfolio	Small Cap Equity Portfolio	Mid Cap Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$1,612,540	$2,134,665	$51,985
Net realized gain on:
Investment transactions	13,878,632	339,553,081	1,218,041
Net change in unrealized gain of:
Investments	31,243,358	398,451,691	1,655,207

Net increase in net assets resulting from operations	46,734,530	740,139,437	2,925,233
Distributions to shareholders from:
Net investment income:
Net investment income	(1,598,222)	—	—
Advisor Class	—	(1,143,575)	(62,132)
Institutional Class	—	(1,571,028)	—
Net realized gain on investments:
Net realized gain on investments	(11,563,281)	—	—
Advisor Class	—	(27,237,864)	—
Institutional Class	—	(24,946,026)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(1,097,983)	137,483,317	(6,122,043)

Net increase (decrease) in net assets	32,475,044	822,724,261	(3,258,942)

NET ASSETS:
Beginning of year	176,863,957	2,631,911,949	18,048,544

End of year	$209,339,001	$3,454,636,210	$14,789,602

Undistributed net investment income included in net assets at end of year	$239,060	$348,454	$1,140

See Notes to Financial Statements.

22

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Six Months Ended April 30, 2018 — (Unaudited)

	Large Cap Value Portfolio	Equity Income Portfolio	Secured Options Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$647,279	$145,946	$(1,898,945)
Net realized gain on:
Investment transactions	5,561,846	208,553	5,233,612
Options written	—	—	15,563,530
Net change in unrealized loss of:
Investments	(5,264,683)	(134,258)	(2,523,860)
Options written	—	—	(5,058,072)

Net increase in net assets resulting from operations	944,442	220,241	11,316,265
Distributions to shareholders from:
Net investment income	(627,588)	(146,388)	—
Net realized gain on investments:
Net realized gain on investments	(4,711,419)	(5,065)	—
Advisor Class	—	—	(27,003,515)
Institutional Class	—	—	(22,919,496)
Net increase in net assets from capital share transactions (See note 5)	5,329,002	4,892,666	10,429,204

Net increase (decrease) in net assets	934,437	4,961,454	(28,177,542)

NET ASSETS:
Beginning of period	76,464,871	12,970,080	812,382,301

End of period	$77,399,308	$17,931,534	$784,204,759

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$58,924	$18,828	$(1,920,001)

For the Year Ended October 31, 2017

	Large Cap Value Portfolio	Equity Income Portfolio[1]	Secured Options Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$1,514,496	$126,103	$(4,552,698)
Net realized gain (loss) on:
Investment transactions	4,942,796	(17,393)	6,370,303
Options written	—	—	45,444,375
Net change in unrealized gain of:
Investments	8,697,281	879,089	2,988,347
Options Written	—	—	1,863,564

Net increase in net assets resulting from operations	15,154,573	987,799	52,113,891
Distributions to shareholders from:
Net investment income	(1,640,134)	(105,892)	—
Net realized gain on investments:
Net realized gain on investments	(5,421,668)	—	—
Advisor Class	—	—	(24,886,106)
Institutional Class	—	—	(3,551,257)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(3,782,215)	12,088,173	214,505,934

Net increase in net assets	4,310,556	12,970,080	238,182,462

NET ASSETS:
Beginning of year	72,154,315	—	574,199,839

End of year	$76,464,871	$12,970,080	$812,382,301

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$39,233	$19,270	$(21,056)

[1]	Portfolio commenced operations on December 21, 2016.

See Notes to Financial Statements.

23

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Six Months Ended April 30, 2018 — (Unaudited)

	Global Secured Options Portfolio	Core Fixed Income Portfolio	Short Term Tax Aware Fixed Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$15,404	$4,656,783	$136,542
Net realized gain (loss) on:
Investment transactions	491,938	(101,452)	(14,788)
Options written	77,463	—	—
Net change in unrealized gain (loss) of:
Investments	(375,649)	(14,858,371)	(280,843)
Options written	19,642	—	—

Net increase (decrease) in net assets resulting from operations	228,798	(10,303,040)	(159,089)
Distributions to shareholders from:
Net investment income	(89,092)	(5,617,454)	(138,337)
Net realized gain on investments	—	(1,925,250)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(1,979,483)	1,282,302	(3,470,995)

Net increase (decrease) in net assets	(1,839,777)	(16,563,442)	(3,768,421)

NET ASSETS:
Beginning of period	10,641,618	488,548,092	33,900,324

End of period	$8,801,841	$471,984,650	$30,131,903

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(46,155)	$(33,259)	$16,690

For the Year Ended October 31, 2017

	Global Secured Options Portfolio	Core Fixed Income Portfolio	Short Term Tax Aware Fixed Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$90,179	$9,162,397	$221,377
Net realized gain (loss) on:
Investment transactions	1,210,345	2,642,385	(77,153)
Options written	(19,710)	—	—
Net change in unrealized gain (loss) of:
Investments	543,844	(8,388,143)	51,889
Options Written	(91,742)	—	—

Net increase in net assets resulting from operations	1,732,916	3,416,639	196,113
Distributions to shareholders from:
Net investment income	(135,356)	(9,796,163)	(215,204)
Net realized gain on investments	—	(3,226,898)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(19,774,126)	11,282,745	3,842,969

Net increase (decrease) in net assets	(18,176,566)	1,676,323	3,823,878

NET ASSETS:
Beginning of year	28,818,184	486,871,769	30,076,446

End of year	$10,641,618	$488,548,092	$33,900,324

Undistributed net investment income included in net assets at end of year	$27,533	$927,412	$18,485

See Notes to Financial Statements.

24

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Concluded)

For the Six Months Ended April 30, 2018 — (Unaudited)

High Yield Municipal Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$2,642,783
Net realized gain on:
Investment transactions	16,557
Net change in unrealized loss of:
Investments	(2,270,650)

Net increase in net assets resulting from operations	388,690
Distributions to shareholders from:
Net investment income	(2,698,744)
Net increase in net assets from capital share transactions (See note 5)	20,281,575

Net increase in net assets	17,971,521

NET ASSETS:
Beginning of period	170,439,764

End of period	$188,411,285

Undistributed net investment income included in net assets at end of period	$370,912

For the Year Ended October 31, 2017

High Yield Municipal Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$4,480,945
Net realized loss on:
Investment transactions	(425,239)
Net change in unrealized gain of:
Investments	379,365

Net increase in net assets resulting from operations	4,435,071
Distributions to shareholders from:
Net investment income	(4,350,831)
Net realized gain on investments	(615,129)
Net increase in net assets from capital share transactions (See note 5)	17,080,353

Net increase in net assets	16,549,464

NET ASSETS:
Beginning of year	153,890,300

End of year	$170,439,764

Undistributed net investment income included in net assets at end of year	$426,873

See Notes to Financial Statements.

25

THE GLENMEDE FUND, INC.

STATEMENT OF CASH FLOWS

For the Six Months Ended April 30, 2018 — (Unaudited)

Quantitative U.S. Long/Short Equity Portfolio
Cash flows from operating activities
Net increase in net assets resulting from operations	$4,740,479
Investments purchased	(88,400,770)
Investments sold	76,010,105
Purchases to cover securities sold short	(120,344,716)
Securities sold short	130,967,939
(Purchase)/Sale of short term investments, net	(3,497,807)
Increase in Interest receivable	(102,754)
Increase in Cash collateral on deposit at broker	(19,196,187)
Decrease in Securities lending receivable	16
Increase in Dividends receivable	(22,487)
Increase in Prepaid expenses	(3,868)
Decrease in Obligation to return securities lending collateral	(1,099,910)
Increase in Dividends payable for securities sold short	25,694
Increase in Payable for Management fees	14,920
Increase in Payable for Directors’ fees	904
Increase in Payable for Shareholder Servicing fees	3,511
Decrease in Accrued expenses	(1,988)
Net change in unrealized gain (loss) on investments	7,320,342
Net realized gain from investments	(16,488,008)
Net change in unrealized gain (loss) on securities sold short	(5,909,349)
Net realized loss from securities sold short	10,510,532

Net cash provided by (used in) operating activities	(25,473,402)

Cash flows from financing activities
Proceeds from shares sold	40,662,778
Payments on shares redeemed	(15,189,376)

Net cash provided by (used in) financing activities	25,473,402

Net increase (decrease) in cash	—
Cash at beginning of period	—

Cash at end of period	$—

Short sale dividend expense for the period was $1,825,594.

The Portfolio did not pay any prime broker fees during the six months ended April 30, 2018.

See Notes to Financial Statements.

26

THE GLENMEDE FUND, INC.

STATEMENT OF CASH FLOWS — (Concluded)

For the Six Months Ended April 30, 2018 — (Unaudited)

Quantitative U.S. Total Market Equity Portfolio
Cash flows from operating activities
Net increase in net assets resulting from operations	$4,038,687
Investments purchased	(33,246,832)
Investments sold	26,319,759
Purchases to cover securities sold short	(13,356,245)
Securities sold short	16,218,138
(Purchase)/Sale of short term investments, net	236,025
Increase in Interest receivable	(1)
Increase in Dividends receivable	(18,249)
Increase in Prepaid expenses	(1,002)
Increase in Dividends payable for securities sold short	13,634
Increase in Payable for Management fees	6,177
Increase in Payable for Directors’ fees	267
Increase in Payable for Shareholder Servicing fees	1,453
Increase in Accrued expenses	3,489
Net change in unrealized gain (loss) on investments	(488,491)
Net realized gain from investments	(4,112,863)
Net change in unrealized gain (loss) on securities sold short	(481,586)
Net realized loss from securities sold short	1,190,806

Net cash provided by (used in) operating activities	(3,676,834)

Cash flows from financing activities
Proceeds from shares sold	14,116,193
Payments on shares redeemed	(10,324,430)
Cash distributions paid	(114,929)

Net cash provided by (used in) financing activities	3,676,834

Net increase (decrease) in cash	—
Cash at beginning of period	—

Cash at end of period	$—

Non-cash financing activities not included herein consist of a reinvestment of dividends of $2,239,110.

Short sale dividend expense for the period was $226,463.

The Portfolio did not pay any prime broker fees during the six months ended April 30, 2018.

See Notes to Financial Statements.

27

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year

	Quantitative U.S. Large Cap Core Equity Portfolio Advisor Shares
	For the Period Ended April 30,	For the Years Ended October 31,
	2018[1,2]	2017	2016[2]	2015	2014	2013

Net asset value, beginning of period	$28.08	$22.36	$22.34	$21.76	$18.57	$14.10

Income from investment operations:
Net investment income	0.13	0.23	0.25	0.22	0.18	0.17
Net realized and unrealized gain on investments	1.05	5.72	0.25	1.23	3.54	4.46

Total from investment operations	1.18	5.95	0.50	1.45	3.72	4.63

Distributions to shareholders from:
Net investment income	(0.13)	(0.23)	(0.25)	(0.22)	(0.19)	(0.16)
Net realized capital gains	(1.16)	—	(0.23)	(0.65)	(0.34)	—

Total distributions	(1.29)	(0.23)	(0.48)	(0.87)	(0.53)	(0.16)

Net asset value, end of period	$27.97	$28.08	$22.36	$22.34	$21.76	$18.57

Total return	4.22%[3]	26.74%	2.34%	6.83%	20.46%	33.02%

Ratios to average net assets/Supplemental data:
Net assets, at end of period (in 000s)	$2,164,097	$2,124,803	$1,691,802	$1,643,278	$724,089	$287,542
Ratio of operating expenses to average net assets	0.86%[4]	0.86%	0.88%	0.87%	0.87%	0.86%
Ratio of net investment income to average net assets	0.93%[4]	0.94%	1.14%	1.05%	1.00%	1.07%
Portfolio turnover rate[5]	27%	62%	111%	122%	73%	90%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

28

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS — (Continued)

For a share outstanding throughout each year

	Quantitative U.S. Large Cap Core Equity Portfolio Institutional Shares
	For the Period Ended April 30, 2018[2]	For the Year Ended October 31, 2017	For the Period December 30, 2015[1] through October 31, 2016[3]

Net asset value, beginning of period	$28.09	$22.37	$21.85

Income from investment operations:
Net investment income	0.16	0.27	0.29
Net realized and unrealized gain on investments	1.05	5.73	0.45

Total from investment operations	1.21	6.00	0.74

Distributions to shareholders from:
Net investment income	(0.16)	(0.28)	(0.22)
Net realized capital gains	(1.16)	—	—

Total distributions	(1.32)	(0.28)	(0.22)

Net asset value, end of period	$27.98	$28.09	$22.37

Total return	4.31%[4]	26.96%	3.41%[4]

Ratios to average net assets/Supplemental data:
Net assets, at end of period (in 000s)	$700,808	$549,352	$274,982
Ratio of operating expenses to average net assets	0.66%[5]	0.66%	0.68%[5]
Ratio of net investment income to average net assets	1.12%[5]	1.12%	1.31%[5]
Portfolio turnover rate[6]	27%	62%	111%

[1]	Commencement of operations.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

29

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS — (Continued)

For a share outstanding throughout each year

	Quantitative U.S. Large Cap Growth Equity Portfolio Advisor Shares
	For the Period Ended April 30,	For the Years Ended October 31,
	2018[1,2]	2017	2016[2]	2015	2014	2013

Net asset value, beginning of period	$31.54	$24.76	$24.70	$23.05	$19.65	$14.81

Income from investment operations:
Net investment income	0.07	0.16	0.16	0.13	0.14	0.14
Net realized and unrealized gain on investments	1.49	6.77	0.05 [3]	2.26	4.26	4.83

Total from investment operations	1.56	6.93	0.21	2.39	4.40	4.97

Distributions to shareholders from:
Net investment income	(0.07)	(0.15)	(0.15)	(0.13)	(0.14)	(0.13)
Net realized capital gains	(0.59)	—	—	(0.61)	(0.86)	—

Total distributions	(0.66)	(0.15)	(0.15)	(0.74)	(1.00)	(0.13)

Net asset value, end of period	$32.44	$31.54	$24.76	$24.70	$23.05	$19.65

Total return	4.97%[4]	28.05%	0.87%	10.60%	23.36%	33.65%

Ratios to average net assets/Supplemental data:
Net assets, at end of period (in 000s)	$3,026,330	$3,076,616	$2,988,342	$1,959,171	$630,362	$184,552
Ratio of operating expenses to average net assets	0.86%[5]	0.86%	0.88%	0.87%	0.88%	0.87%
Ratio of net investment income to average net assets	0.45%[5]	0.56%	0.66%	0.59%	0.70%	0.85%
Portfolio turnover rate[6]	25%	69%	88%	95%	76%	99%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized loss for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

30

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS — (Continued)

For a share outstanding throughout each year

	Quantitative U.S. Large Cap Growth Equity Portfolio Institutional Shares
	For the Period Ended April 30, 2018[2]	For the Year Ended October 31, 2017	For the Period November 5, 2015[1] through October 31, 2016[3]

Net asset value, beginning of period	$31.55	$24.77	$24.83

Income from investment operations:
Net investment income	0.10	0.18	0.22
Net realized and unrealized gain (loss) on investments	1.49	6.80	(0.08)

Total from investment operations	1.59	6.98	0.14

Distributions to shareholders from:
Net investment income	(0.10)	(0.20)	(0.20)
Net realized capital gains	(0.59)	—	—

Total distributions	(0.69)	(0.20)	(0.20)

Net asset value, end of period	$32.45	$31.55	$24.77

Total return	5.07%[4]	28.28%	0.60%[4]

Ratios to average net assets/Supplemental data:
Net assets, at end of period (in 000s)	$905,014	$860,416	$35,114
Ratio of operating expenses to average net assets	0.66%[5]	0.66%	0.68%[5]
Ratio of net investment income to average net assets	0.65%[5]	0.66%	0.90%[5]
Portfolio turnover rate[6]	25%	69%	88%

[1]	Commencement of operations.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

31

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS — (Continued)

For a share outstanding throughout each year

Quantitative U.S. Large Cap Value Equity Portfolio
For the Period November 13, 2017[1] through April 30, 2018[2,3]

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.07
Net realized and unrealized gain on investments	0.24

Total from investment operations	0.31

Distributions to shareholders from:
Net investment income	(0.04)

Total distributions	(0.04)

Net asset value, end of period	$10.27

Total return	3.13%[4,5]

Ratios to average net assets/Supplemental data:
Net assets, at end of period (in 000s)	$1,047
Ratio of operating expenses before waiver/reimbursement to average net assets	6.72%[6]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00%[6]
Ratio of net investment income to average net assets	1.43%[6]
Portfolio turnover rate	25%

[1]	Commencement of operations.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Total return calculation is not annualized.
[6]	Annualized.

See Notes to Financial Statements.

32

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS — (Continued)

For a share outstanding throughout each year

Quantitative U.S. Small Cap Equity Portfolio
For the Period November 13, 2017[1] through April 30, 2018[2,3]

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.02
Net realized and unrealized gain on investments	0.40

Total from investment operations	0.42

Distributions to shareholders from:
Net investment income	(0.02)

Total distributions	(0.02)

Net asset value, end of period	$10.40

Total return	4.15%[4,5]

Ratios to average net assets/Supplemental data:
Net assets, at end of period (in 000s)	$1,088
Ratio of operating expenses before waiver/reimbursement to average net assets	6.69%[6]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00%[6]
Ratio of net investment income to average net assets	0.36%[6]
Portfolio turnover rate	34%

[1]	Commencement of operations.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Total return calculation is not annualized.
[6]	Annualized.

See Notes to Financial Statements.

33

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS — (Continued)

For a share outstanding throughout each year

	Quantitative International Equity Portfolio
	For the Period Ended April 30,	For the Years Ended October 31,
	2018[1]	2017[2]	2016[2]	2015[2]	2014[2]	2013[2]

Net asset value, beginning of period	$15.16	$12.76	$13.45	$13.83	$14.52	$11.88

Income from investment operations:
Net investment income	0.10	0.25	0.24	0.15	0.24	0.25
Net realized and unrealized gain (loss) on investments	0.36	2.41	(0.71)	(0.40)	(0.65)	2.59

Total from investment operations	0.46	2.66	(0.47)	(0.25)	(0.41)	2.84

Distributions to shareholders from:
Net investment income	(0.04)	(0.26)	(0.22)	(0.13)	(0.28)	(0.20)

Total distributions	(0.04)	(0.26)	(0.22)	(0.13)	(0.28)	(0.20)

Net asset value, end of period	$15.58	$15.16	$12.76	$13.45	$13.83	$14.52

Total return	3.05%[3,4]	20.96%[3]	(3.44)%[3]	(1.83)%[3]	(2.94)%[3]	24.21%

Ratios to average net assets/Supplemental data:
Net assets, at end of period (in 000s)	$476,886	$461,686	$441,284	$243,403	$37,520	$63,344
Ratio of operating expenses to average net assets	—%	—%	—%	—%	—%	1.15%
Ratio of operating expenses before waiver/reimbursement to average net assets	1.08%[5]	1.06%	1.12%	1.24%	1.24%	—%
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00%[5]	1.00%	1.04%	1.24%	1.23%	—%
Ratio of net investment income to average net assets	1.38%[5]	1.82%	1.88%	1.10%	1.64%	1.91%
Portfolio turnover rate	40%	75%	121%	148%	47%	43%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Total return calculation is not annualized.
[5]	Annualized.

See Notes to Financial Statements.

34

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS — (Continued)

For a share outstanding throughout each year

	Responsible ESG U.S. Equity Portfolio
	For the Period Ended April 30, 2018[2,3]	For the Year Ended October 31, 2017	For the Period December 22, 2015[1] through October 31, 2016[3]

Net asset value, beginning of period	$13.61	$10.84	$10.00

Income from investment operations:
Net investment income	0.06	0.09	0.07
Net realized and unrealized gain on investments	0.57	2.77	0.82

Total from investment operations	0.63	2.86	0.89

Distributions to shareholders from:
Net investment income	(0.05)	(0.09)	(0.05)
Net realized capital gains	(0.06)	—	—

Total distributions	(0.11)	(0.09)	(0.05)

Net asset value, end of period	$14.13	$13.61	$10.84

Total return[4]	4.67%[5]	26.42%	8.87%[5]

Ratios to average net assets/Supplemental data:
Net assets, at end of period (in 000s)	$17,650	$13,589	$6,561
Ratio of operating expenses before waiver/reimbursement to average net assets	1.26%[6]	1.23%	2.21%[6]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00%[6]	1.00%	1.00%[6]
Ratio of net investment income to average net assets	0.88%[6]	0.75%	0.76%[6]
Portfolio turnover rate	21%	54%	65%

[1]	Commencement of operations.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Total return calculation is not annualized.
[6]	Annualized.

See Notes to Financial Statements.

35

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS — (Continued)

For a share outstanding throughout each year

	Women in Leadership U.S. Equity Portfolio
	For the Period Ended April 30, 2018[2,3]	For the Year Ended October 31, 2017	For the Period December 22, 2015[1] through October 31, 2016[2]

Net asset value, beginning of period	$13.10	$10.65	$10.00

Income from investment operations:
Net investment income	0.06	0.11	0.14
Net realized and unrealized gain on investments	0.48	2.45	0.63

Total from investment operations	0.54	2.56	0.77

Distributions to shareholders from:
Net investment income	(0.05)	(0.11)	(0.12)
Net realized capital gains	(0.09)	—	—

Total distributions	(0.14)	(0.11)	(0.12)

Net asset value, end of period	$13.50	$13.10	$10.65

Total return[4]	4.14%[5]	24.11%	7.73%[5]

Ratios to average net assets/Supplemental data:
Net assets, at end of period (in 000s)	$17,238	$11,853	$6,517
Ratio of operating expenses before waiver/reimbursement to average net assets	1.30%[6]	1.28%	2.22%[6]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00%[6]	1.00%	1.00%[6]
Ratio of net investment income to average net assets	0.88%[6]	0.88%	1.31%[6]
Portfolio turnover rate	29%	70%	81%

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Unaudited.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Total return calculation is not annualized.
[6]	Annualized.

See Notes to Financial Statements.

36

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS — (Continued)

For a share outstanding throughout each year

	Quantitative U.S. Long/Short Equity Portfolio
	For the Period Ended April 30,	For the Years Ended October 31,
	2018[1]	2017[2]	2016[2]	2015[2]	2014[2]	2013[2]

Net asset value, beginning of period	$12.86	$11.39	$11.32	$10.80	$10.50	$9.29

Income from investment operations:
Net investment income (loss)	0.01	(0.05)	(0.03)	(0.07)	(0.07)	(0.05)
Net realized and unrealized gain on investments	0.20	1.52	0.10	0.59	0.37	1.26

Total from investment operations	0.21	1.47	0.07	0.52	0.30	1.21

Net asset value, end of period	$13.07	$12.86	$11.39	$11.32	$10.80	$10.50

Total return[3]	1.63%[4]	12.91%	0.62%	4.81%[5]	2.86%[5]	13.02%

Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$331,338	$300,784	$239,413	$193,480	$109,965	$29,108
Ratio of operating expenses before waiver/reimbursement to average net assets	2.66%[6]	2.77%	2.73%	2.64%	2.48%	2.62%
Ratio of operating expenses after waiver/reimbursement to average net assets[7]	2.31%[6]	2.42%	2.38%	2.29%	2.13%	2.27%
Ratio of net investment income to average net assets	0.11%[6]	(0.43)%	(0.41)%	(0.67)%	(0.63)%	(0.53)%
Portfolio turnover rate[8]	40%	65%	98%	119%	150%	154%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Total return calculation is not annualized.
[5]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[6]	Annualized.
[7]	The ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short was 1.15%, 1.15%, 1.17%, 1.16%, 1.22% and 1.25% for the period ended April 30, 2018 and the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.
[8]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.

See Notes to Financial Statements.

37

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS — (Continued)

For a share outstanding throughout each year

	Quantitative U.S. Total Market Equity Portfolio
	For the Period Ended April 30,	For the Years Ended October 31,
	2018[1,2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$18.88	$14.65	$14.68	$15.07	$12.78	$9.68

Income from investment operations:
Net investment income	0.03	0.04	0.09	0.08	0.06	0.09
Net realized and unrealized gain (loss) on investments	0.97	4.23	(0.04)	0.49	2.29	3.09

Total from investment operations	1.00	4.27	0.05	0.57	2.35	3.18

Distributions to shareholders from:
Net investment income	(0.03)	(0.04)	(0.08)	(0.08)	(0.06)	(0.08)
Net realized capital gains	(0.55)	—	—	(0.88)	(0.00)[3]	—

Total distributions	(0.58)	(0.04)	(0.08)	(0.96)	(0.06)	(0.08)

Net asset value, end of period	$19.30	$18.88	$14.65	$14.68	$15.07	$12.78

Total return[4]	5.29%[5]	29.18%	0.37%	3.94%	18.43%	33.01%

Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$82,002	$74,267	$61,083	$88,734	$61,467	$38,426
Ratio of operating expenses before waiver/reimbursement to average net assets	2.39%[6]	2.40%	2.59%	2.29%	2.23%	2.29%
Ratio of operating expenses after waiver/reimbursement to average net assets[7]	2.03%[6]	2.05%	2.16%	1.93%	1.85%	1.94%
Ratio of net investment income to average net assets	0.36%[6]	0.24%	0.56%	0.55%	0.41%	0.83%
Portfolio turnover rate[8]	34%	70%	88%	129%	117%	138%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Total return calculation is not annualized.
[6]	Annualized.
[7]	The ratio of operating expenses after waiver/reimbursement excluding dividends sold short and flex fees was 1.25%, 1.23%, 1.25%, 1.25%, 1.25% and 1.20% for the period ended April 30, 2018 and the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.
[8]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.

See Notes to Financial Statements.

38

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS — (Continued)

For a share outstanding throughout each year

	Strategic Equity Portfolio
	For the Period Ended April 30,	For the Years Ended October 31,
	2018[1]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$24.90	$20.94	$21.80	$23.89	$23.14	$19.20

Income from investment operations:
Net investment income	0.10	0.19	0.21	0.23	0.23	0.25
Net realized and unrealized gain on investments	1.20	5.35	0.81	0.76	3.20	4.10

Total from investment operations	1.30	5.54	1.02	0.99	3.43	4.35

Distributions to shareholders from:
Net investment income	(0.10)	(0.19)	(0.20)	(0.24)	(0.24)	(0.23)
Net realized capital gains	(1.67)	(1.39)	(1.68)	(2.84)	(2.44)	(0.18)

Total distributions	(1.77)	(1.58)	(1.88)	(3.08)	(2.68)	(0.41)

Net asset value, end of period	$24.43	$24.90	$20.94	$21.80	$23.89	$23.14

Total return	5.27%[2]	27.83%	5.22%	4.49%	16.48%	23.08%

Ratios to average net assets/Supplemental data:
Net assets, at end of period (in 000s)	$224,114	$209,339	$176,864	$174,409	$184,368	$179,684
Ratio of operating expenses to average net assets	0.83%[3]	0.82%	0.84%	0.84%	0.86%	0.86%
Ratio of net investment income to average net assets	0.78%[3]	0.84%	1.00%	1.03%	1.04%	1.21%
Portfolio turnover rate	4%	15%	22%	23%	22%	46%

[1]	Unaudited.
[2]	Total return calculation is not annualized.
[3]	Annualized.

See Notes to Financial Statements.

39

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS — (Continued)

For a share outstanding throughout each year

	Small Cap Equity Portfolio Advisor Shares
	For the Period Ended April 30,	For the Years Ended October 31,
	2018[1,2]	2017	2016	2015	2014[2]	2013[2]

Net asset value, beginning of period	$32.13	$25.61	$26.02	$26.30	$26.12	$18.24

Income from investment operations:
Net investment income (loss)	—	(0.01)	0.03	0.02	(0.02)	0.14
Net realized and unrealized gain (loss) on investments	0.66	7.07	(0.15)	0.74	1.49	8.05

Total from investment operations	0.66	7.06	(0.12)	0.76	1.47	8.19

Distributions to shareholders from:
Net investment income	(0.02)	(0.02)	(0.05)	(0.02)	(0.10)	(0.12)
Net realized capital gains	(3.21)	(0.52)	(0.24)	(1.02)	(1.19)	(0.19)

Total distributions	(3.23)	(0.54)	(0.29)	(1.04)	(1.29)	(0.31)

Net asset value, end of period	$29.56	$32.13	$25.61	$26.02	$26.30	$26.12

Total return	1.97%[3]	27.84%	(0.43)%	3.03%	5.86%	45.63%

Ratios to average net assets/Supplemental data:
Net assets, at end of period (in 000s)	$1,514,685	$1,574,979	$1,367,160	$1,399,042	$1,139,273	$639,021
Ratio of operating expenses to average net assets	0.92%[4]	0.90%	0.91%	0.91%	0.94%	0.91%
Ratio of net investment income (loss) (expenses in excess of income) to average net assets	—%[4,5]	(0.04)%	0.12%	0.07%	(0.07)%	0.63%
Portfolio turnover rate[6]	19%	63%	58%	53%	45%	55%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.
[5]	Amount rounds to less than 0.01%.
[6]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

40

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS — (Continued)

For a share outstanding throughout each year

	Small Cap Equity Portfolio Institutional Shares
	For the Period Ended April 30,	For the Years Ended October 31,
	2018[1]	2017	2016	2015	2014[2]	2013[2]

Net asset value, beginning of period	$33.54	$26.67	$27.07	$27.28	$27.00	$18.86

Income from investment operations:
Net investment income	0.03	0.05	0.08	0.08	0.01	0.11
Net realized and unrealized gain (loss) on investments	0.70	7.37	(0.16)	0.76	1.57	8.39

Total from investment operations	0.73	7.42	(0.08)	0.84	1.58	8.50

Distributions to shareholders from:
Net investment income	(0.03)	(0.03)	(0.08)	(0.03)	(0.11)	(0.17)
Net realized capital gains	(3.21)	(0.52)	(0.24)	(1.02)	(1.19)	(0.19)

Total distributions	(3.24)	(0.55)	(0.32)	(1.05)	(1.30)	(0.36)

Net asset value, end of period	$31.03	$33.54	$26.67	$27.07	$27.28	$27.00

Total return	2.11%[3]	28.10%	(0.25)%	3.24%	6.10%	45.82%

Ratios to average net assets/Supplemental data:
Net assets, at end of period (in 000s)	$2,046,453	$1,879,657	$1,264,752	$963,970	$531,853	$154,993
Ratio of operating expenses to average net assets	0.72%[4]	0.70%	0.71%	0.71%	0.74%	0.75%
Ratio of net investment income to average net assets	0.20%[4]	0.16%	0.30%	0.26%	0.03%	0.48%
Portfolio turnover rate[5]	19%	63%	58%	53%	45%	55%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

41

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS — (Continued)

For a share outstanding throughout each year

	Mid Cap Equity Portfolio Advisor Shares
	For the Period Ended April 30,				For the Period September 30, 2014[1] through October 31,
		For the Years Ended October 31,
	2018[2]	2017	2016	2015[3]	2014[3]

Net asset value, beginning of period	$11.64	$9.90	$10.57	$10.23	$10.00

Income from investment operations:
Net investment income (loss)	0.04	0.03	0.08	0.05	(0.01)
Net realized and unrealized gain (loss) on investments	0.10	1.75	(0.60)	0.32 [4]	0.24

Total from investment operations	0.14	1.78	(0.52)	0.37	0.23

Distributions to shareholders from:
Net investment income	(0.04)	(0.04)	(0.07)	(0.03)	—
Net realized capital gains	—	—	(0.08)	—	—

Total distributions	(0.04)	(0.04)	(0.15)	(0.03)	—

Net asset value, end of period	$11.74	$11.64	$9.90	$10.57	$10.23

Total return[5]	1.19%[6]	18.00%	(4.94)%	3.62%	2.30%[6]

Ratios to average net assets/Supplemental data:
Net assets, at end of period (in 000s)	$11,875	$14,790	$18,049	$29,980	$9,262
Ratio of operating expenses before waiver/reimbursement to average net assets	1.48%[7]	1.16%	1.15%	1.44%	1.58%[7]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00%[7]	1.00%	1.00%	1.00%	1.00%[7]
Ratio of net investment income (loss) (expenses in excess of income) to average net assets	0.65%[7]	0.30%	0.66%	0.43%	(0.30)%[7]
Portfolio turnover rate	15%	47%	84%	54%	3%[8]

[1]	Commencement of operations.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized loss for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.
[5]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[6]	Total return calculation is not annualized.
[7]	Annualized.
[8]	Calculations represent portfolio turnover for the Portfolio for the period of September 30, 2014 through October 31, 2014.

See Notes to Financial Statements.

42

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS — (Continued)

For a share outstanding throughout each year

	Large Cap Value Portfolio
	For the Period Ended April 30,	For the Years Ended October 31,
	2018[1,2]	2017[2]	2016	2015[2]	2014	2013[2]

Net asset value, beginning of period	$11.37	$10.22	$11.15	$12.85	$12.96	$10.56

Income from investment operations:
Net investment income	0.09	0.21	0.19	0.12	0.03	0.08
Net realized and unrealized gain on investments	0.07	1.96	0.30	0.06	1.72	2.92

Total from investment operations	0.16	2.17	0.49	0.18	1.75	3.00

Distributions to shareholders from:
Net investment income	(0.09)	(0.24)	(0.17)	(0.11)	(0.05)	(0.10)
Net realized capital gains	(0.71)	(0.78)	(1.25)	(1.77)	(1.81)	(0.50)

Total distributions	(0.80)	(1.02)	(1.42)	(1.88)	(1.86)	(0.60)

Net asset value, end of period	$10.73	$11.37	$10.22	$11.15	$12.85	$12.96

Total return	1.28%[3]	22.17%	5.58%	1.28%	15.48%	29.90%

Ratios to average net assets/Supplemental data:
Net assets, at end of period (in 000s)	$77,399	$76,465	$72,154	$83,065	$98,642	$95,748
Ratio of operating expenses to average net assets	0.91%[4]	0.91%	0.91%	0.91%	0.92%	0.90%
Ratio of net investment income to average net assets	1.66%[4]	1.99%	1.83%	1.03%	0.28%	0.73%
Portfolio turnover rate	52%	93%	110%	106%	106%	147%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.

43

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS — (Continued)

For a share outstanding throughout each year

	Equity Income Portfolio
	For the Period Ended April 30, 2018[2]	For the Period December 21, 2016[1] through October 31, 2017[3]

Net asset value, beginning of period	$11.06	$10.00

Income from investment operations:
Net investment income	0.09	0.16
Net realized and unrealized gain on investments	0.18	1.01

Total from investment operations	0.27	1.17

Distributions to shareholders from:
Net investment income	(0.10)	(0.11)
Net realized capital gains	(0.00)[4]	—

Total distributions	(0.10)	(0.11)

Net asset value, end of period	$11.23	$11.06

Total return[5,6]	2.50%	11.77%

Ratios to average net assets/Supplemental data:
Net assets, at end of period (in 000s)	$17,932	$12,970
Ratio of operating expenses before waiver/reimbursement to average net assets	1.24%[7]	2.08%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85%[7]	0.85%
Ratio of net investment income to average net assets	1.85%[7]	1.82%
Portfolio turnover rate	24%	14%

[1]	Commencement of operations.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	Amount rounds to less than $0.01 per share.
[5]	Total return calculation is not annualized.
[6]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[7]	Annualized.

See Notes to Financial Statements.

44

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS — (Continued)

For a share outstanding throughout each year

	Secured Options Portfolio Advisor Shares
	For the Period Ended April 30,	For the Years Ended October 31,
	2018[1]	2017[2]	2016[2]	2015[2]	2014[2]	2013[2]

Net asset value, beginning of period	$12.75	$12.45	$12.57	$12.47	$13.24	$13.28

Income from investment operations:
Net investment income (loss)	(0.04)	(0.08)	(0.09)	(0.09)	(0.11)	(0.11)
Net realized and unrealized gain on investments	0.21	0.99	0.68	0.84	0.85	1.51

Total from investment operations	0.17	0.91	0.59	0.75	0.74	1.40

Distributions to shareholders from:
Net realized capital gains	(0.79)	(0.61)	(0.71)	(0.65)	(1.51)	(1.44)

Total distributions	(0.79)	(0.61)	(0.71)	(0.65)	(1.51)	(1.44)

Net asset value, end of period	$12.13	$12.75	$12.45	$12.57	$12.47	$13.24

Total return	1.39%[3]	7.53%	5.08%	6.37%	6.22%	11.90%

Ratios to average net assets/Supplemental data:
Net assets, at end of period (in 000s)	$425,605	$446,859	$574,200	$395,163	$365,675	$381,546
Ratio of operating expenses to average net assets[4]	0.85%[5]	0.85%	0.85%	0.84%	0.87%	0.86%
Ratio of net investment income (loss) (expenses in excess of income) to average net assets[4]	(0.58)%[5]	(0.68)%	0.95%	(0.77)%	(0.81)%	(0.81)%
Portfolio turnover rate[6]	—%[7]	—%[7]	—%[7]	—%[7]	1,108%	1,120%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	This ratio does not include the expenses for the Exchange-Traded Funds held in the Portfolio.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level.
[7]	All trading activity in the Portfolio during the year was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

See Notes to Financial Statements.

45

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS — (Continued)

For a share outstanding throughout each year

	Secured Options Portfolio Institutional Shares
	For the Period Ended April 30, 2018[2]	For the Period November 9, 2016[1] through October 31, 2017[3]

Net asset value, beginning of period	$12.77	$12.61

Income from investment operations:
Net investment income (loss)	(0.02)	(0.06)
Net realized and unrealized gain on investments	0.20	0.83

Total from investment operations	0.18	0.77

Distributions to shareholders from:
Net realized capital gains	(0.79)	(0.61)

Total distributions	(0.79)	(0.61)

Net asset value, end of period	$12.16	$12.77

Total return[4]	1.47%	6.34%

Ratios to average net assets/Supplemental data:
Net assets, at end of period (in 000s)	$358,599	$365,523
Ratio of operating expenses to average net assets[5,6]	0.65%	0.65%
Ratio of net investment income (loss) (expenses in excess of income) to average net assets[5,6]	(0.38)%	(0.45)%
Portfolio turnover rate[7,8]	—%	—%

[1]	Class commenced operations on November 9, 2016.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	Total return calculation is not annualized.
[5]	This ratio does not include the expenses for the Exchange-Traded Funds held in the Portfolio.
[6]	Annualized.
[7]	Portfolio turnover is calculated at the fund level.
[8]	All trading activity in the Portfolio during the year was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

See Notes to Financial Statements.

46

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS — (Continued)

For a share outstanding throughout each year

	Global Secured Options Portfolio
	For the Period Ended April 30,	For the Years Ended October 31,
	2018[1,2]	2017[1]	2016[1]	2015[1]	2014[1]	2013[1]

Net asset value, beginning of period	$10.58	$9.60	$9.96	$10.58	$11.52	$10.15

Income from investment operations:
Net investment income (loss)	0.02	0.06	0.15	0.19	0.13	(0.08)
Net realized and unrealized gain (loss) on investments	0.20	0.99	(0.30)	(0.48)	(0.11)	1.48

Total from investment operations	0.22	1.05	(0.15)	(0.29)	0.02	1.40

Distributions to shareholders from:
Net investment income	(0.09)	(0.07)	(0.21)	(0.21)	(0.11)	—
Net realized capital gains	—	—	—	(0.12)	(0.85)	(0.03)

Total distributions	(0.09)	(0.07)	(0.21)	(0.33)	(0.96)	(0.03)

Net asset value, end of period	$10.71	$10.58	$9.60	$9.96	$10.58	$11.52

Total return	2.07%[3]	10.94%	(1.47)%	(2.78)%	0.30%	13.78%

Ratios to average net assets/Supplemental data:
Net assets, at end of period (in 000s)	$8,802	$10,642	$28,818	$88,478	$100,552	$98,182
Ratio of operating expenses to average net assets[4]	1.13%[5,6]	1.13%	0.91%	0.84%	0.87%	0.95%
Ratio of net investment income to average net assets[4]	0.30%[5]	0.58%	1.61%	1.83%	1.20%	(0.74)%
Portfolio turnover rate	76%	9%	70%	106%	81%	7%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Unaudited.
[3]	Total return calculation is not annualized.
[4]	This ratio does not include the expenses for the Exchange-Traded Funds held in the Portfolio.
[5]	Annualized.
[6]	The ratio of operating expenses excluding dividends on securities sold short and interest expense was 1.03% for the period ended April 30, 2018.

See Notes to Financial Statements.

47

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS — (Continued)

For a share outstanding throughout each year

	Core Fixed Income Portfolio
	For the Period Ended April 30,	For the Years Ended October 31,
	2018[1]	2017[2]	2016	2015	2014	2013

Net asset value, beginning of period	$11.04	$11.26	$11.20	$11.21	$11.22	$11.75

Income from investment operations:
Net investment income	0.11	0.21	0.21	0.23	0.25	0.26
Net realized and unrealized gain (loss) on investments	(0.35)	(0.13)	0.14	0.01	0.02	(0.45)

Total from investment operations	(0.24)	0.08	0.35	0.24	0.27	(0.19)

Distributions to shareholders from:
Net investment income	(0.13)	(0.22)	(0.23)	(0.25)	(0.26)	(0.31)
Net realized capital gains	(0.04)	(0.08)	(0.06)	—	(0.02)	(0.03)

Total distributions	(0.17)	(0.30)	(0.29)	(0.25)	(0.28)	(0.34)

Net asset value, end of period	$10.63	$11.04	$11.26	$11.20	$11.21	$11.22

Total return	(2.20)%[3]	0.75%	3.15%	2.20%	2.52%	(1.64)%

Ratios to average net assets/Supplemental data:
Net assets, at end of period (in 000s)	$471,985	$488,548	$486,872	$433,086	$426,528	$398,930
Ratio of operating expenses to average net assets	0.52%[4]	0.52%	0.54%	0.53%	0.56%	0.56%
Ratio of net investment income to average net assets	1.96%[4]	1.90%	1.84%	2.11%	2.23%	2.29%
Portfolio turnover rate	12%	46%	24%	27%	18%	19%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.

48

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS — (Continued)

For a share outstanding throughout each year

	Short Term Tax Aware Fixed Income Portfolio
	For the Period Ended April 30, 2018[2]	For the Year Ended October 31, 2017[3]	For the Period June 29, 2016[1] through October 31, 2016[3]

Net asset value, beginning of period	$9.98	$9.99	$10.00

Income from investment operations:
Net investment income	0.04	0.07	0.02
Net realized and unrealized gain (loss) on investments	(0.09)	(0.01)	(0.02)

Total from investment operations	(0.05)	0.06	0.00

Distributions to shareholders from:
Net investment income	(0.04)	(0.07)	(0.01)

Total distributions	(0.04)	(0.07)	(0.01)

Net asset value, end of period	$9.89	$9.98	$9.99

Total return[4]	(0.48)%[5]	0.57%	(0.02)%[5]

Ratios to average net assets/Supplemental data:
Net assets, at end of period (in 000s)	$30,132	$33,900	$30,076
Ratio of operating expenses before waiver/reimbursement to average net assets	0.60%[6]	0.69%	0.90%[6]
Ratio of operating expenses after waiver/reimbursement to average net assets	0.55%[6]	0.55%	0.55%[6]
Ratio of net investment income to average net assets	0.85%[6]	0.69%	0.46%[6]
Portfolio turnover rate	7%	31%	35%

[1]	Commencement of operations.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Total return calculation is not annualized.
[6]	Annualized.

See Notes to Financial Statements.

49

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS — (Concluded)

For a share outstanding throughout each year

	High Yield Municipal Portfolio
	For the Period Ended April 30, 2018[2]	For the Year Ended October 31, 2017	For the Period December 22, 2015[1] through October 31, 2016[3]

Net asset value, beginning of period	$10.35	$10.39	$10.00

Income from investment operations:
Net investment income	0.15	0.30	0.22
Net realized and unrealized gain (loss) on investments	(0.12)	(0.01)	0.34

Total from investment operations	0.03	0.29	0.56

Distributions to shareholders from:
Net investment income	(0.16)	(0.29)	(0.17)

Net realized capital gains	—	(0.04)	—

Total distributions	(0.16)	(0.33)	(0.17)

Net asset value, end of period	$10.22	$10.35	$10.39

Total return[4]	0.24%[5]	2.89%	5.56%[5,6]

Ratios to average net assets/Supplemental data:
Net assets, at end of period (in 000s)	$188,411	$170,440	$153,893
Ratio of operating expenses to average net assets	1.00%[7]	1.00%	—%
Ratio of operating expenses before waiver/reimbursement to average net assets	—%	—%	1.08%[7]
Ratio of operating expenses after waiver/reimbursement to average net assets	—%	—%	1.00%[7]
Ratio of net investment income to average net assets	2.94%[7]	2.92%	2.44%[7]
Portfolio turnover rate	11%	43%[8]	73%

[1]	Commencement of operations.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Total return calculation is not annualized.
[6]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[7]	Annualized.
[8]	Variable Rate Demand Note (VRDN) securities are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

50

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.4%
	Aerospace & Defense — 1.6%
138,655	Boeing Co. (The)	$46,249,762

	Airlines — 1.2%
247,393	Alaska Air Group, Inc.	16,063,227
362,604	Southwest Airlines Co.	19,156,370

		35,219,597

	Auto Components — 1.0%
160,337	Lear Corp.	29,978,209

	Banks — 7.0%
811,475	Citizens Financial Group, Inc.	33,668,098
385,117	Comerica, Inc.	36,424,366
1,070,661	Fifth Third Bancorp	35,513,825
296,808	JPMorgan Chase & Co.	32,286,774
96,857	PNC Financial Services Group, Inc. (The)	14,103,348
317,052	SunTrust Banks, Inc.	21,179,074
506,352	Wells Fargo & Co.	26,310,050

		199,485,535

	Beverages — 1.6%
131,252	Constellation Brands, Inc. — Class A	30,598,779
139,835	PepsiCo, Inc.	14,114,945

		44,713,724

	Biotechnology — 3.9%
319,492	AbbVie, Inc.	30,846,952
142,320	Amgen, Inc.	24,831,994
92,666	Biogen, Inc.[1]	25,353,418
194,845	Celgene Corp.[1]	16,970,999
190,130	Gilead Sciences, Inc.	13,733,090

		111,736,453

	Building Products — 0.9%
453,970	Fortune Brands Home & Security, Inc.	24,827,619

	Capital Markets — 4.8%
201,254	Ameriprise Financial, Inc.	28,217,823
516,944	Bank of New York Mellon Corp. (The)	28,178,617
88,149	CME Group, Inc.	13,899,334
779,705	Invesco, Ltd.	22,588,054
311,514	Raymond James Financial, Inc.	27,958,382
151,740	T Rowe Price Group, Inc.	17,271,047

		138,113,257

	Chemicals — 1.8%
189,619	Celanese Corp. — Class A	20,605,897
172,426	LyondellBasell Industries N.V. — Class A	18,230,601
166,978	Scotts Miracle-Gro Co. (The)	13,956,021

		52,792,519

	Communications Equipment — 2.3%
800,373	Cisco Systems, Inc.	35,448,520
181,807	F5 Networks, Inc.[1]	29,650,904

		65,099,424

	Consumer Finance — 1.1%
506,720	Ally Financial, Inc.	13,225,392
590,826	Synchrony Financial	19,597,698

		32,823,090

See Notes to Financial Statements.

51

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Containers & Packaging — 2.3%
305,256	Avery Dennison Corp.	$31,993,881
179,879	Packaging Corp. of America	20,810,202
222,724	WestRock Co.	13,176,352

		65,980,435

	Diversified Telecommunication Services — 1.5%
409,489	AT&T, Inc.	13,390,290
598,661	Verizon Communications, Inc.	29,543,921

		42,934,211

	Electric Utilities — 1.6%
773,907	Exelon Corp.	30,708,630
347,566	PG&E Corp.	16,022,792

		46,731,422

	Equity Real Estate Investment Trusts — 2.2%
282,482	Extra Space Storage, Inc.	25,307,562
739,890	Host Hotels & Resorts, Inc.	14,472,248
146,334	Simon Property Group, Inc.	22,877,858

		62,657,668

	Food & Staples Retailing — 1.0%
328,309	Walmart, Inc.	29,042,214

	Food Products — 2.1%
335,028	Campbell Soup Co.	13,662,442
165,017	JM Smucker Co. (The)	18,825,139
410,686	Tyson Foods, Inc. — Class A	28,789,089

		61,276,670

	Health Care Providers & Services — 5.8%
161,198	Anthem, Inc.	38,041,116
223,888	Centene Corp.[1]	24,309,759
194,052	CVS Health Corp.	13,550,651
223,540	DaVita, Inc.[1]	14,036,077
202,770	Express Scripts Holding Co.[1]	15,349,689
97,786	Humana, Inc.	28,766,686
134,441	UnitedHealth Group, Inc.	31,781,852

		165,835,830

	Hotels, Restaurants & Leisure — 3.1%
210,686	Las Vegas Sands Corp.	15,449,604
105,809	Marriott International, Inc. — Class A	14,461,974
222,106	Royal Caribbean Cruises, Ltd.	24,029,648
299,142	Wyndham Worldwide Corp.	34,165,008

		88,106,234

	Household Durables — 0.5%
311,260	DR Horton, Inc.	13,739,016

	Household Products — 0.9%
547,113	Church & Dwight Co., Inc.	25,276,621

	Independent Power Producers & Energy Traders — 1.1%
2,655,810	AES Corp.	32,507,114

	Industrial Conglomerates — 0.9%
187,005	Honeywell International, Inc.	27,055,883

	Insurance — 3.2%
416,182	Arthur J Gallagher & Co.	29,128,578

See Notes to Financial Statements.

52

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Insurance — (Continued)
359,460	Lincoln National Corp.	$25,392,255
195,587	Principal Financial Group, Inc.	11,582,662
537,321	Unum Group	25,995,590

		92,099,085

	Internet & Catalog Retail — 1.0%
13,502	Booking Holdings, Inc.[1]	29,407,356

	Internet Software & Services — 3.0%
26,630	Alphabet, Inc. — Class A1	27,124,785
782,519	eBay, Inc.[1]	29,641,820
171,616	Facebook, Inc. — Class A1	29,517,952

		86,284,557

	IT Services — 6.0%
177,838	Accenture PLC — Class A	26,889,106
395,890	Amdocs, Ltd.	26,623,603
405,042	Cognizant Technology Solutions Corp. — Class A	33,140,536
108,119	DXC Technology Co.	11,142,744
549,874	PayPal Holdings, Inc.[1]	41,026,099
266,696	Visa, Inc. — Class A	33,838,388

		172,660,476

	Life Sciences Tools & Services — 2.9%
38,945	Mettler-Toledo International, Inc.[1]	21,806,474
150,332	Thermo Fisher Scientific, Inc.	31,622,336
150,483	Waters Corp.[1]	28,352,502

		81,781,312

	Machinery — 1.9%
179,416	Illinois Tool Works, Inc.	25,480,660
329,309	Ingersoll-Rand PLC	27,625,732

		53,106,392

	Media — 2.3%
641,212	Comcast Corp. — Class A	20,127,645
966,030	Interpublic Group of Cos., Inc. (The)	22,788,648
303,454	Omnicom Group, Inc.	22,352,421

		65,268,714

	Multi-line Retail — 1.1%
447,668	Target Corp.	32,500,697

	Multi-Utilities — 1.5%
1,085,589	CenterPoint Energy, Inc.	27,497,970
311,122	CMS Energy Corp.	14,681,847

		42,179,817

	Oil, Gas & Consumable Fuels — 4.5%
281,361	Andeavor	38,917,854
120,983	Chevron Corp.	15,136,183
457,398	Marathon Petroleum Corp.	34,263,684
356,799	Valero Energy Corp.	39,579,713

		127,897,434

	Pharmaceuticals — 1.7%
196,683	Johnson & Johnson	24,878,433
623,238	Pfizer, Inc.	22,816,743

		47,695,176

See Notes to Financial Statements.

53

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Professional Services — 0.8%
239,612	ManpowerGroup, Inc.	$22,935,661

	Real Estate Management & Development — 1.0%
646,889	CBRE Group, Inc. — Class A1	29,310,541

	Semiconductors & Semiconductor Equipment — 4.8%
299,944	Applied Materials, Inc.	14,898,218
694,528	Intel Corp.	35,851,535
150,376	Lam Research Corp.	27,828,583
674,678	Marvell Technology Group, Ltd.	13,534,041
65,139	NVIDIA Corp.	14,649,761
298,733	Texas Instruments, Inc.	30,300,488

		137,062,626

	Software — 5.6%
421,495	CA, Inc.	14,668,026
171,460	Citrix Systems, Inc.[1]	17,644,949
209,980	Electronic Arts, Inc.[1]	24,773,440
331,137	Microsoft Corp.	30,967,932
534,355	Oracle Corp.	24,403,993
360,101	VMware, Inc. — Class A1,2	47,987,060

		160,445,400

	Specialty Retail — 3.3%
427,364	Best Buy Co., Inc.	32,706,167
156,093	Home Depot, Inc.	28,845,987
168,891	Lowe’s Cos., Inc.	13,921,685
225,666	Ross Stores, Inc.	18,245,096

		93,718,935

	Technology Hardware, Storage & Peripherals — 4.1%
176,688	Apple, Inc.	29,199,459
732,139	HP, Inc.	15,733,667
640,050	NetApp, Inc.	42,614,529
373,993	Western Digital Corp.	29,466,908

		117,014,563

	Textiles, Apparel & Luxury Goods — 0.5%
850,960	Hanesbrands, Inc.	15,717,231

	TOTAL COMMON STOCKS (Cost $2,192,525,594)	2,849,268,480

Face Amount

REPURCHASE AGREEMENT* — 0.5%
$14,550,798	With Fixed Income Clearing Corp., dated 4/30/18, 0.28%, principal and interest in the amount of $14,550,912, due 5/1/18, (collateralized by a U.S. Treasury Inflation Indexed Note with a par value of $14,880,000, coupon rate of 0.625%, due 4/15/2023, market value of $14,842,800)	14,550,798

	TOTAL REPURCHASE AGREEMENT (Cost $14,550,798)	14,550,798

See Notes to Financial Statements.

54

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.7%
19,259,124	State Street Navigator Securities Lending Government Money Market Portfolio	$19,259,124

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $19,259,124)	19,259,124

TOTAL INVESTMENTS (Cost $2,226,335,516)	100.6%	$2,883,078,402

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.6)	(18,174,049)

NET ASSETS	100.0%	$2,864,904,353

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.

See Notes to Financial Statements.

55

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

April 30, 2018 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2018, industry diversification of the Portfolio was as follows:

	% of Net Assets	Value
INDUSTRIES:
Banks	7.0%	$199,485,535
IT Services	6.0	172,660,476
Health Care Providers & Services	5.8	165,835,830
Software	5.6	160,445,400
Capital Markets	4.8	138,113,257
Semiconductors & Semiconductor Equipment	4.8	137,062,626
Oil, Gas & Consumable Fuels	4.5	127,897,434
Technology Hardware, Storage & Peripherals	4.1	117,014,563
Biotechnology	3.9	111,736,453
Specialty Retail	3.3	93,718,935
Insurance	3.2	92,099,085
Hotels, Restaurants & Leisure	3.1	88,106,234
Internet Software & Services	3.0	86,284,557
Life Sciences Tools & Services	2.9	81,781,312
Containers & Packaging	2.3	65,980,435
Media	2.3	65,268,714
Communications Equipment	2.3	65,099,424
Equity Real Estate Investment Trusts	2.2	62,657,668
Food Products	2.1	61,276,670
Machinery	1.9	53,106,392
Chemicals	1.8	52,792,519
Pharmaceuticals	1.7	47,695,176
Electric Utilities	1.6	46,731,422
Aerospace & Defense	1.6	46,249,762
Beverages	1.6	44,713,724
Diversified Telecommunication Services	1.5	42,934,211
Multi-Utilities	1.5	42,179,817
Airlines	1.2	35,219,597
Consumer Finance	1.1	32,823,090
Independent Power Producers & Energy Traders	1.1	32,507,114
Multi-line Retail	1.1	32,500,697
Auto Components	1.0	29,978,209
Internet & Catalog Retail	1.0	29,407,356
Real Estate Management & Development	1.0	29,310,541
Food & Staples Retailing	1.0	29,042,214
Industrial Conglomerates	0.9	27,055,883
Household Products	0.9	25,276,621
Building Products	0.9	24,827,619
Professional Services	0.8	22,935,661
Textiles, Apparel & Luxury Goods	0.5	15,717,231
Household Durables	0.5	13,739,016

TOTAL COMMON STOCKS	99.4%	$2,849,268,480

REPURCHASE AGREEMENT	0.5	14,550,798

INVESTMENT OF SECURITY LENDING COLLATERAL	0.7	19,259,124

TOTAL INVESTMENTS	100.6%	$2,883,078,402

See Notes to Financial Statements.

56

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.7%
	Aerospace & Defense — 3.0%
288,801	Boeing Co. (The)	$96,332,462
89,073	Huntington Ingalls Industries, Inc.	21,663,444

		117,995,906

	Airlines — 1.4%
1,059,136	Southwest Airlines Co.	55,954,155

	Auto Components — 0.5%
819,694	Gentex Corp.	18,639,841

	Banks — 0.6%
556,799	Citizens Financial Group, Inc.	23,101,590

	Beverages — 2.4%
408,301	Constellation Brands, Inc. — Class A	95,187,212

	Biotechnology — 4.2%
419,228	AbbVie, Inc.	40,476,463
454,724	Amgen, Inc.	79,340,244
161,737	Biogen, Inc.[1]	44,251,243

		164,067,950

	Building Products — 0.9%
965,961	Masco Corp.	36,580,943

	Capital Markets — 2.0%
279,979	Ameriprise Financial, Inc.	39,255,856
659,928	TD Ameritrade Holding Corp.	38,335,217

		77,591,073

	Chemicals — 2.3%
656,550	LyondellBasell Industries N.V. — Class A	69,417,031
180,908	Westlake Chemical Corp.	19,351,729

		88,768,760

	Commercial Services & Supplies — 0.7%
335,504	Waste Management, Inc.	27,273,120

	Communications Equipment — 0.6%
148,100	F5 Networks, Inc.[1]	24,153,629

	Containers & Packaging — 1.9%
498,355	Avery Dennison Corp.	52,232,587
413,557	International Paper Co.	21,322,999

		73,555,586

	Diversified Telecommunication Services — 1.1%
853,760	Verizon Communications, Inc.	42,133,056

	Electronic Equipment, Instruments & Components — 4.5%
1,026,323	Amphenol Corp. — Class A	85,913,498
694,689	CDW Corp.	49,524,379
196,954	IPG Photonics Corp.[1]	41,957,111

		177,394,988

	Equity Real Estate Investment Trusts — 0.6%
162,291	American Tower Corp.	22,130,001

	Food & Staples Retailing — 1.6%
1,026,411	Sysco Corp.	64,191,744

	Food Products — 1.0%
945,276	Campbell Soup Co.[2]	38,548,355

See Notes to Financial Statements.

57

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Health Care Providers & Services — 5.5%
305,228	Henry Schein, Inc.[1,2]	$23,197,328
316,863	Humana, Inc.	93,214,757
425,033	UnitedHealth Group, Inc.	100,477,801

		216,889,886

	Hotels, Restaurants & Leisure — 3.6%
667,688	Marriott International, Inc. — Class A	91,259,596
453,604	Wyndham Worldwide Corp.	51,806,113

		143,065,709

	Household Durables — 1.6%
1,391,938	DR Horton, Inc.	61,440,143

	Insurance — 2.0%
954,888	Marsh & McLennan Cos., Inc.	77,823,372

	Internet & Catalog Retail — 0.5%
824,327	Qurate Retail Group, Inc. QVC Group — Class A1	19,297,495

	Internet Software & Services — 4.0%
1,804,152	eBay, Inc.[1]	68,341,278
518,459	Facebook, Inc. — Class A1	89,174,948

		157,516,226

	IT Services — 13.9%
583,649	Accenture PLC — Class A	88,247,729
1,208,781	Cognizant Technology Solutions Corp. — Class A	98,902,462
210,788	Fidelity National Information Services, Inc.	20,018,536
104,087	FleetCor Technologies, Inc.[1]	21,575,153
570,542	Mastercard, Inc. — Class A	101,710,522
1,318,719	PayPal Holdings, Inc.[1]	98,389,625
232,016	Total System Services, Inc.	19,503,265
782,977	Visa, Inc. — Class A	99,344,122

		547,691,414

	Life Sciences Tools & Services — 3.6%
353,042	Agilent Technologies, Inc.	23,208,981
194,549	Thermo Fisher Scientific, Inc.	40,923,382
422,443	Waters Corp.[1]	79,592,486

		143,724,849

	Machinery — 2.8%
265,208	Fortive Corp.	18,646,775
149,589	Illinois Tool Works, Inc.	21,244,630
829,706	Ingersoll-Rand PLC	69,604,036

		109,495,441

	Media — 2.7%
866,720	Comcast Corp. — Class A	27,206,341
1,671,653	Interpublic Group of Cos., Inc. (The)	39,434,294
398,235	Walt Disney Co. (The)	39,954,918

		106,595,553

	Multi-line Retail — 1.3%
543,977	Dollar General Corp.	52,510,100

	Personal Products — 0.4%
118,312	Estee Lauder Cos., Inc. (The) — Class A	17,520,824

	Professional Services — 0.6%
371,336	Robert Half International, Inc.	22,558,662

See Notes to Financial Statements.

58

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Real Estate Management & Development — 1.5%
1,308,339	CBRE Group, Inc. — Class A1	$59,280,840

	Road & Rail — 0.6%
175,473	Union Pacific Corp.	23,448,457

	Semiconductors & Semiconductor Equipment — 6.2%
1,391,704	Applied Materials, Inc.	69,125,938
195,467	KLA-Tencor Corp.	19,886,813
422,592	Lam Research Corp.	78,204,875
751,160	Texas Instruments, Inc.	76,190,159

		243,407,785

	Software — 8.2%
936,161	Microsoft Corp.	87,549,777
1,394,362	Oracle Corp.	63,680,513
335,725	Red Hat, Inc.[1]	54,743,318
864,671	VMware, Inc. — Class A1	115,226,057

		321,199,665

	Specialty Retail — 8.0%
490,490	Home Depot, Inc.	90,642,552
810,281	Lowe’s Cos., Inc.	66,791,463
880,207	Ross Stores, Inc.	71,164,736
1,024,648	TJX Cos., Inc. (The)	86,941,383

		315,540,134

	Technology Hardware, Storage & Peripherals — 3.4%
534,379	Apple, Inc.	88,311,474
699,975	NetApp, Inc.	46,604,335

		134,915,809

	TOTAL COMMON STOCKS (Cost $2,927,258,666)	3,921,190,273

Face Amount

REPURCHASE AGREEMENT* — 0.3%
$10,536,537	With Fixed Income Clearing Corp., dated 4/30/18, 0.28%, principal and interest in the amount of $10,536,619, due 5/1/18, (collateralized by a U.S. Treasury Inflation Indexed Note with a par value of $10,775,000, coupon rate of 0.625%, due 4/15/2023, market value of $10,748,063)	10,536,537

	TOTAL REPURCHASE AGREEMENT (Cost $10,536,537)	10,536,537

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.2%
45,748,290	State Street Navigator Securities Lending Government Money Market Portfolio	45,748,290

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $45,748,290)	45,748,290

TOTAL INVESTMENTS (Cost $2,983,543,493)	101.2%	$3,977,475,100

LIABILITIES IN EXCESS OF OTHER ASSETS	(1.2)	(46,130,392)

NET ASSETS	100.0%	$3,931,344,708

See Notes to Financial Statements.

59

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.

See Notes to Financial Statements.

60

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

April 30, 2018 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2018, industry diversification of the Portfolio was as follows:

	% of Net Assets	Value
INDUSTRIES:
IT Services	13.9%	$547,691,414
Software	8.2	321,199,665
Specialty Retail	8.0	315,540,134
Semiconductors & Semiconductor Equipment	6.2	243,407,785
Health Care Providers & Services	5.5	216,889,886
Electronic Equipment, Instruments & Components	4.5	177,394,988
Biotechnology	4.2	164,067,950
Internet Software & Services	4.0	157,516,226
Life Sciences Tools & Services	3.6	143,724,849
Hotels, Restaurants & Leisure	3.6	143,065,709
Technology Hardware, Storage & Peripherals	3.4	134,915,809
Aerospace & Defense	3.0	117,995,906
Machinery	2.8	109,495,441
Media	2.7	106,595,553
Beverages	2.4	95,187,212
Chemicals	2.3	88,768,760
Insurance	2.0	77,823,372
Capital Markets	2.0	77,591,073
Containers & Packaging	1.9	73,555,586
Food & Staples Retailing	1.6	64,191,744
Household Durables	1.6	61,440,143
Real Estate Management & Development	1.5	59,280,840
Airlines	1.4	55,954,155
Multi-line Retail	1.3	52,510,100
Diversified Telecommunication Services	1.1	42,133,056
Food Products	1.0	38,548,355
Building Products	0.9	36,580,943
Commercial Services & Supplies	0.7	27,273,120
Communications Equipment	0.6	24,153,629
Road & Rail	0.6	23,448,457
Banks	0.6	23,101,590
Professional Services	0.6	22,558,662
Equity Real Estate Investment Trusts	0.6	22,130,001
Internet & Catalog Retail	0.5	19,297,495
Auto Components	0.5	18,639,841
Personal Products	0.4	17,520,824

TOTAL COMMON STOCKS	99.7%	$3,921,190,273

REPURCHASE AGREEMENT	0.3	10,536,537

INVESTMENT OF SECURITY LENDING COLLATERAL	1.2	45,748,290

TOTAL INVESTMENTS	101.2%	$3,977,475,100

See Notes to Financial Statements.

61

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 97.7%
	Airlines — 0.5%
103	Delta Air Lines, Inc.	$5,379

	Automobiles — 1.0%
911	Ford Motor Co.	10,240

	Banks — 13.9%
930	Bank of America Corp.	27,826
278	Citigroup, Inc.	18,979
675	Citizens Financial Group, Inc.	28,006
128	East West Bancorp, Inc.	8,527
252	JPMorgan Chase & Co.	27,412
409	SunTrust Banks, Inc.	27,321
150	Wells Fargo & Co.	7,794

		145,865

	Biotechnology — 1.8%
265	Gilead Sciences, Inc.	19,141

	Capital Markets — 4.5%
339	Bank of New York Mellon Corp. (The)	18,479
50	CME Group, Inc.	7,884
230	Raymond James Financial, Inc.	20,642

		47,005

	Chemicals — 2.2%
224	Eastman Chemical Co.	22,866

	Communications Equipment — 0.6%
148	Cisco Systems, Inc.	6,555

	Consumer Finance — 4.6%
380	Ally Financial, Inc.	9,918
248	Discover Financial Services	17,670
614	Synchrony Financial	20,366

		47,954

	Containers & Packaging — 0.5%
80	WestRock Co.	4,733

	Diversified Telecommunication Services — 1.8%
585	AT&T, Inc.	19,129

	Electric Utilities — 4.4%
568	Exelon Corp.	22,538
669	FirstEnergy Corp.	23,014

		45,552

	Electrical Equipment — 1.8%
251	Eaton Corp. PLC	18,833

	Electronic Equipment, Instruments & Components — 0.9%
352	Jabil, Inc.	9,363

	Energy Equipment & Services — 2.8%
211	Halliburton Co.	11,181
470	National Oilwell Varco, Inc.	18,175

		29,356

	Equity Real Estate Investment Trusts — 3.2%
733	Host Hotels & Resorts, Inc.	14,338
298	Prologis, Inc.	19,343

		33,681

See Notes to Financial Statements.

62

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Food & Staples Retailing — 2.1%
247	Walmart, Inc.	$21,850

	Food Products — 3.3%
172	Campbell Soup Co.[1]	7,014
144	General Mills, Inc.	6,298
306	Tyson Foods, Inc. — Class A	21,451

		34,763

	Health Care Providers & Services — 5.5%
87	Aetna, Inc.	15,578
78	Anthem, Inc.	18,407
59	Centene Corp.[2]	6,406
81	CVS Health Corp.	5,656
73	DaVita, Inc.[2]	4,584
87	Express Scripts Holding Co.[2]	6,586

		57,217

	Hotels, Restaurants & Leisure — 1.5%
145	Royal Caribbean Cruises, Ltd.	15,688

	Household Durables — 1.0%
187	PulteGroup, Inc.	5,677
120	Toll Brothers, Inc.	5,059

		10,736

	Household Products — 1.1%
155	Procter & Gamble Co. (The)	11,213

	Independent Power Producers & Energy Traders — 1.1%
981	AES Corp.	12,007

	Insurance — 4.9%
260	Lincoln National Corp.	18,367
111	MetLife, Inc.	5,291
238	Old Republic International Corp.	4,855
109	Prudential Financial, Inc.	11,589
227	Unum Group	10,982

		51,084

	Internet Software & Services — 0.6%
93	Akamai Technologies, Inc.[2]	6,663

	IT Services — 1.4%
146	Amdocs, Ltd.	9,818
34	International Business Machines Corp.	4,929

		14,747

	Machinery — 2.6%
217	Ingersoll-Rand PLC	18,204
67	Stanley Black & Decker, Inc.	9,487

		27,691

	Media — 1.4%
322	Viacom, Inc. — Class B	9,712
50	Walt Disney Co. (The)	5,016

		14,728

	Metals & Mining — 1.1%
266	Steel Dynamics, Inc.	11,919

See Notes to Financial Statements.

63

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Multi-Utilities — 1.4%
245	Ameren Corp.	$14,362

	Oil, Gas & Consumable Fuels — 6.5%
118	ConocoPhillips	7,729
532	Marathon Oil Corp.	9,709
323	Marathon Petroleum Corp.	24,196
239	Valero Energy Corp.	26,512

		68,146

	Pharmaceuticals — 7.1%
155	Johnson & Johnson	19,606
226	Merck & Co., Inc.	13,305
503	Mylan N.V.[2]	19,496
586	Pfizer, Inc.	21,453

		73,860

	Professional Services — 0.9%
41	ManpowerGroup, Inc.	3,925
158	Nielsen Holdings PLC	4,969

		8,894

	Real Estate Management & Development — 1.5%
352	CBRE Group, Inc. — Class A2	15,949

	Semiconductors & Semiconductor Equipment — 4.0%
549	Intel Corp.	28,340
234	Marvell Technology Group, Ltd.	4,694
193	Micron Technology, Inc.[2]	8,874

		41,908

	Software — 1.1%
243	Oracle Corp.	11,098

	Specialty Retail — 1.3%
174	Best Buy Co., Inc.	13,316

	Technology Hardware, Storage & Peripherals — 1.8%
243	Western Digital Corp.	19,146

	TOTAL COMMON STOCKS (Cost $991,415)	1,022,637

INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.4%
4,816	State Street Navigator Securities Lending Government Money Market Portfolio	4,816

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $4,816)	4,816

TOTAL INVESTMENTS (Cost $996,231)	98.1%	$1,027,453

OTHER ASSETS IN EXCESS OF LIABILITIES	1.9	19,430

NET ASSETS	100.0%	$1,046,883

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.

See Notes to Financial Statements.

64

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

April 30, 2018 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2018, industry diversification of the Portfolio was as follows:

	% of Net Assets	Value
INDUSTRIES:
Banks	13.9%	$145,865
Pharmaceuticals	7.1	73,860
Oil, Gas & Consumable Fuels	6.5	68,146
Health Care Providers & Services	5.5	57,217
Insurance	4.9	51,084
Consumer Finance	4.6	47,954
Capital Markets	4.5	47,005
Electric Utilities	4.4	45,552
Semiconductors & Semiconductor Equipment	4.0	41,908
Food Products	3.3	34,763
Equity Real Estate Investment Trusts	3.2	33,681
Energy Equipment & Services	2.8	29,356
Machinery	2.6	27,691
Chemicals	2.2	22,866
Food & Staples Retailing	2.1	21,850
Technology Hardware, Storage & Peripherals	1.8	19,146
Biotechnology	1.8	19,141
Diversified Telecommunication Services	1.8	19,129
Electrical Equipment	1.8	18,833
Real Estate Management & Development	1.5	15,949
Hotels, Restaurants & Leisure	1.5	15,688
IT Services	1.4	14,747
Media	1.4	14,728
Multi-Utilities	1.4	14,362
Specialty Retail	1.3	13,316
Independent Power Producers & Energy Traders	1.1	12,007
Metals & Mining	1.1	11,919
Household Products	1.1	11,213
Software	1.1	11,098
Household Durables	1.0	10,736
Automobiles	1.0	10,240
Electronic Equipment, Instruments & Components	0.9	9,363
Professional Services	0.9	8,894
Internet Software & Services	0.6	6,663
Communications Equipment	0.6	6,555
Airlines	0.5	5,379
Containers & Packaging	0.5	4,733

TOTAL COMMON STOCKS	97.7%	$1,022,637

INVESTMENT OF SECURITY LENDING COLLATERAL	0.4	4,816

TOTAL INVESTMENTS	98.1%	$1,027,453

See Notes to Financial Statements.

65

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 97.8%
	Aerospace & Defense — 1.0%
140	KLX, Inc.[1]	$10,952

	Auto Components — 1.1%
129	Fox Factory Holding Corp.[1]	4,289
300	Stoneridge, Inc.[1]	7,899

		12,188

	Banks — 11.5%
256	BancorpSouth Bank	8,461
354	Cadence BanCorp	10,347
100	Community Trust Bancorp, Inc.	4,800
300	First Financial Bancorp	9,285
125	Great Western Bancorp, Inc.	5,143
157	Hancock Holding Co.	7,669
269	Hanmi Financial Corp.	7,424
453	Hope Bancorp, Inc.	7,832
218	NBT Bancorp, Inc.	7,966
249	Peapack Gladstone Financial Corp.	8,227
249	Peoples Bancorp, Inc.	8,929
134	Preferred Bank/Los Angeles CA	8,541
198	S&T Bancorp, Inc.	8,451
198	Sandy Spring Bancorp, Inc.	7,847
200	Trustmark Corp.	6,262
108	UMB Financial Corp.	8,271

		125,455

	Biotechnology — 7.7%
2,074	Achillion Pharmaceuticals, Inc.[1]	7,819
366	Acorda Therapeutics, Inc.[1]	8,455
404	Concert Pharmaceuticals, Inc.[1]	7,373
180	Emergent BioSolutions, Inc.[1]	9,335
112	Enanta Pharmaceuticals, Inc.[1]	10,422
355	MacroGenics, Inc.[1]	8,186
618	Momenta Pharmaceuticals, Inc.[1]	12,854
243	Myriad Genetics, Inc.[1]	6,874
322	Retrophin, Inc.[1]	8,082
287	Vanda Pharmaceuticals, Inc.[1]	4,004

		83,404

	Building Products — 0.8%
260	Gibraltar Industries, Inc.[1]	9,139

	Capital Markets — 1.7%
96	Evercore, Inc. — Class A	9,720
416	Waddell & Reed Financial, Inc. — Class A	8,420

		18,140

	Chemicals — 2.6%
109	Minerals Technologies, Inc.	7,526
168	PolyOne Corp.	7,031
269	Rayonier Advanced Materials Inc.	5,757
111	Trinseo SA	8,097

		28,411

	Commercial Services & Supplies — 2.8%
627	ACCO Brands Corp.	7,556
421	Heritage-Crystal Clean, Inc.[1]	8,904
300	Interface, Inc.	6,600

See Notes to Financial Statements.

66

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Commercial Services & Supplies — (Continued)
158	Tetra Tech, Inc.	$7,647

		30,707

	Communications Equipment — 1.5%
364	CalAmp Corp.[1]	7,189
158	NETGEAR, Inc.[1]	8,737

		15,926

	Construction & Engineering — 0.6%
405	KBR, Inc.	6,760

	Diversified Consumer Services — 2.3%
913	Houghton Mifflin Harcourt Co.[1]	6,208
629	K12, Inc.[1]	9,624
164	Sotheby’s1	8,659

		24,491

	Diversified Financial Services — 0.7%
465	Invesco Mortgage Capital, Inc.	7,547

	Electric Utilities — 1.4%
104	ALLETE, Inc.	7,946
169	Otter Tail Corp.	7,411

		15,357

	Electrical Equipment — 1.5%
413	Atkore International Group, Inc.[1]	7,339
406	TPI Composites, Inc.[1]	9,196

		16,535

	Electronic Equipment, Instruments & Components — 3.5%
266	Fabrinet[1]	7,504
202	Insight Enterprises, Inc.[1]	7,161
201	Methode Electronics, Inc.	8,020
211	ScanSource, Inc.[1]	7,237
439	Vishay Intertechnology, Inc.	7,748

		37,670

	Energy Equipment & Services — 0.7%
517	Matrix Service Co.[1]	7,962

	Equity Real Estate Investment Trusts — 5.0%
288	Chesapeake Lodging Trust	8,508
708	DiamondRock Hospitality Co.	7,823
104	EastGroup Properties, Inc.	9,337
246	First Industrial Realty Trust, Inc.	7,653
200	GEO Group, Inc. (The)	4,500
281	LaSalle Hotel Properties	8,309
221	Pebblebrook Hotel Trust[2]	7,733

		53,863

	Food & Staples Retailing — 1.2%
279	Performance Food Group Co.[1]	9,053
204	SpartanNash Co.	3,709

		12,762

	Gas Utilities — 0.9%
316	South Jersey Industries, Inc.[2]	9,764

	Health Care Equipment & Supplies — 4.4%
498	AngioDynamics, Inc.[1]	9,651

See Notes to Financial Statements.

67

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Health Care Equipment & Supplies — (Continued)
139	Haemonetics Corp.[1]	$10,848
168	Halyard Health, Inc.[1]	7,958
110	Insulet Corp.[1]	9,460
548	OraSure Technologies, Inc.[1]	9,716

		47,633

	Health Care Providers & Services — 2.0%
74	AMN Healthcare Services, Inc.[1]	4,947
117	LHC Group, Inc.[1]	8,707
231	Tivity Health, Inc.[1]	8,305

		21,959

	Hotels, Restaurants & Leisure — 0.8%
287	Penn National Gaming, Inc.[1]	8,699

	Household Products — 0.8%
221	Central Garden & Pet Co.[1]	8,285

	Independent Power Producers & Energy Traders — 0.5%
319	NRG Yield, Inc. — Class C	5,678

	Insurance — 3.0%
278	American Equity Investment Life Holding Co.	8,396
337	CNO Financial Group, Inc.	7,225
210	Employers Holdings, Inc.	8,589
195	Horace Mann Educators Corp.	8,716

		32,926

	IT Services — 7.3%
303	Acxiom Corp.[1]	7,872
470	Cardtronics PLC — Class A1	12,337
179	CSG Systems International, Inc.	7,659
522	Hackett Group, Inc. (The)	8,462
163	ManTech International Corp. — Class A	9,632
280	Sykes Enterprises, Inc.[1]	8,053
593	Travelport Worldwide, Ltd.	10,164
207	TTEC Holdings, Inc.	6,624
175	Virtusa Corp.[1]	8,425

		79,228

	Leisure Equipment & Products — 0.8%
371	MCBC Holdings, Inc.[1]	8,904

	Life Sciences Tools & Services — 1.5%
162	Cambrex Corp.[1]	8,578
377	Luminex Corp.	8,049

		16,627

	Machinery — 3.5%
332	Rexnord Corp.[1]	9,133
265	SPX Corp.[1]	8,385
192	SPX FLOW, Inc.[1]	8,640
200	Wabash National Corp.	4,012
110	Watts Water Technologies, Inc. — Class A	8,195

		38,365

	Media — 1.7%
523	Gray Television, Inc.[1]	5,910
759	National CineMedia, Inc.	4,341

See Notes to Financial Statements.

68

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Media — (Continued)
299	Sinclair Broadcast Group, Inc. — Class A	$8,477

		18,728

	Metals & Mining — 0.7%
80	Kaiser Aluminum Corp.	7,883

	Multi-line Retail — 0.8%
140	Ollie’s Bargain Outlet Holdings, Inc.[1]	8,708

	Multi-Utilities — 0.9%
166	Black Hills Corp.	9,409

	Oil, Gas & Consumable Fuels — 1.1%
249	Delek US Holdings, Inc.	11,795

	Paper & Forest Products — 1.5%
203	Boise Cascade Co.	8,445
296	Louisiana-Pacific Corp.	8,386

		16,831

	Pharmaceuticals — 1.4%
583	Horizon Pharma PLC[1]	7,719
397	Impax Laboratories, Inc.[1]	7,464

		15,183

	Professional Services — 1.3%
99	Exponent, Inc.	8,554
100	Korn/Ferry International	5,346

		13,900

	Real Estate Management & Development — 0.9%
138	RMR Group, Inc. (The) — Class A	10,267

	Semiconductors & Semiconductor Equipment — 5.1%
127	Advanced Energy Industries, Inc.[1]	7,563
80	Cabot Microelectronics Corp.	8,116
320	Cohu, Inc.	6,848
256	Diodes, Inc.[1]	7,309
300	Nanometrics, Inc.[1]	7,446
544	Rambus, Inc.[1]	7,344
270	SMART Global Holdings, Inc.[1]	10,570

		55,196

	Software — 1.5%
200	Progress Software Corp.	7,386
1,729	Zix Corp.[1]	8,732

		16,118

	Specialty Retail — 2.3%
121	Asbury Automotive Group, Inc.[1]	8,113
518	Tailored Brands, Inc.	16,342

		24,455

	Textiles, Apparel & Luxury Goods — 2.6%
110	Deckers Outdoor Corp.[1]	10,259
290	Movado Group, Inc.	11,440
209	Wolverine World Wide, Inc.	6,262

		27,961

	Thrifts & Mortgage Finance — 2.1%
396	Dime Community Bancshares, Inc.	7,821

See Notes to Financial Statements.

69

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Thrifts & Mortgage Finance — (Continued)
296	Provident Financial Services, Inc.	$7,732
448	United Financial Bancorp, Inc.	7,405

		22,958

	Trading Companies & Distributors — 0.8%
210	Rush Enterprises, Inc. — Class A1	8,574

	TOTAL COMMON STOCKS (Cost $1,011,563)	1,063,303

INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.6%
17,934	State Street Navigator Securities Lending Government Money Market Portfolio	17,934

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $17,934)	17,934

TOTAL INVESTMENTS (Cost $1,029,497)	99.4%	$1,081,237

OTHER ASSETS IN EXCESS OF LIABILITIES	0.6	6,443

NET ASSETS	100.0%	$1,087,680

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.

See Notes to Financial Statements.

70

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

April 30, 2018 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2018, industry diversification of the Portfolio was as follows:

	% of Net Assets	Value
INDUSTRIES:
Banks	11.5%	$125,455
Biotechnology	7.7	83,404
IT Services	7.3	79,228
Semiconductors & Semiconductor Equipment	5.1	55,196
Equity Real Estate Investment Trusts	5.0	53,863
Health Care Equipment & Supplies	4.4	47,633
Machinery	3.5	38,365
Electronic Equipment, Instruments & Components	3.5	37,670
Insurance	3.0	32,926
Commercial Services & Supplies	2.8	30,707
Chemicals	2.6	28,411
Textiles, Apparel & Luxury Goods	2.6	27,961
Diversified Consumer Services	2.3	24,491
Specialty Retail	2.3	24,455
Thrifts & Mortgage Finance	2.1	22,958
Health Care Providers & Services	2.0	21,959
Media	1.7	18,728
Capital Markets	1.7	18,140
Paper & Forest Products	1.5	16,831
Life Sciences Tools & Services	1.5	16,627
Electrical Equipment	1.5	16,535
Software	1.5	16,118
Communications Equipment	1.5	15,926
Electric Utilities	1.4	15,357
Pharmaceuticals	1.4	15,183
Professional Services	1.3	13,900
Food & Staples Retailing	1.2	12,762
Auto Components	1.1	12,188
Oil, Gas & Consumable Fuels	1.1	11,795
Aerospace & Defense	1.0	10,952
Real Estate Management & Development	0.9	10,267
Gas Utilities	0.9	9,764
Multi-Utilities	0.9	9,409
Building Products	0.8	9,139
Leisure Equipment & Products	0.8	8,904
Multi-line Retail	0.8	8,708
Hotels, Restaurants & Leisure	0.8	8,699
Trading Companies & Distributors	0.8	8,574
Household Products	0.8	8,285
Energy Equipment & Services	0.7	7,962
Metals & Mining	0.7	7,883
Diversified Financial Services	0.7	7,547
Construction & Engineering	0.6	6,760
Independent Power Producers & Energy Traders	0.5	5,678

TOTAL COMMON STOCKS	97.8%	$1,063,303

INVESTMENT OF SECURITY LENDING COLLATERAL	1.6	17,934

TOTAL INVESTMENTS	99.4%	$1,081,237

See Notes to Financial Statements.

71

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.2%
	Japan — 25.2%
523,817	Astellas Pharma, Inc., Unsponsored ADR	$7,652,966
81,896	Bridgestone Corp., Unsponsored ADR	1,704,420
187,668	Canon, Inc., Sponsored ADR	6,438,889
154,046	Daito Trust Construction Co., Ltd., Sponsored ADR	6,463,770
176,260	FUJIFILM Holdings Corp., Unsponsored ADR	7,092,702
72,385	Fujitsu, Ltd., Unsponsored ADR	2,112,194
120,476	Hoya Corp., Sponsored ADR	6,506,427
240,652	ITOCHU Corp., Unsponsored ADR	9,672,766
820,225	Japan Exchange Group, Inc., ADR	7,710,115
492,618	KDDI Corp., Unsponsored ADR	6,601,081
278,211	Kirin Holdings Co., Ltd., Sponsored ADR	7,853,897
53,350	Mitsubishi Corp., Sponsored ADR	2,955,056
421,343	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	2,814,571
133,694	Nippon Telegraph & Telephone Corp., ADR	6,326,400
110,345	Omron Corp., Sponsored ADR	6,011,596
180,748	Sony Corp., Sponsored ADR	8,283,681
180,976	Subaru Corp., Unsponsored ADR	3,040,397
219,693	Suntory Beverage & Food, Ltd., Unsponsored ADR	5,397,857
38,585	Suzuki Motor Corp., Unsponsored ADR	8,295,775
209,555	Takeda Pharmaceutical Co., Ltd., Sponsored ADR	4,444,662
58,936	Tokyo Electron, Ltd., Unsponsored ADR	2,844,841

		120,224,063

	United Kingdom — 16.2%
64,088	Ashtead Group PLC, Unsponsored ADR	7,281,999
485,621	Aviva PLC, Sponsored ADR	7,085,210
533,365	Centrica PLC, Sponsored ADR	4,600,807
50,280	Diageo PLC, Sponsored ADR	7,137,749
192,214	GlaxoSmithKline PLC, Sponsored ADR	7,709,704
529,839	J Sainsbury PLC, Sponsored ADR	8,943,682
569,117	Kingfisher PLC, Sponsored ADR	4,746,436
247,339	Legal & General Group PLC, Sponsored ADR	4,655,909
440,665	Pearson PLC, Sponsored ADR	5,032,394
94,792	Rio Tinto PLC, Sponsored ADR	5,208,821
87,537	Smith & Nephew PLC, Sponsored ADR	3,402,563
396,467	Smiths Group PLC, Sponsored ADR	8,845,179
41,578	Unilever N.V., ADR	2,374,935

		77,025,388

	France — 12.4%
79,807	Arkema SA, Sponsored ADR	10,444,342
222,388	Atos SE, Unsponsored ADR	5,984,461
264,017	AXA SA, Sponsored ADR	7,556,167
101,928	Cie Generale des Etablissements Michelin SCA, Unsponsored ADR	2,849,397
849,364	Credit Agricole SA, Unsponsored ADR	6,939,304
140,657	Danone SA, Sponsored ADR	2,287,083
157,179	Engie SA, Sponsored ADR	2,763,207
144,367	Renault SA, Unsponsored ADR	3,111,109
620,038	Societe Generale SA, Sponsored ADR	6,746,013
90,694	Total SA, Sponsored ADR	5,678,351
201,999	Unibail-Rodamco SE, Unsponsored ADR	4,843,936

		59,203,370

	Switzerland — 7.4%
193,166	Adecco Group AG, Unsponsored ADR	6,376,410
805,465	Cie Financiere Richemont SA, Unsponsored ADR	7,615,671
587,899	LafargeHolcim, Ltd., Unsponsored ADR	6,525,679
240,271	Roche Holding AG, Sponsored ADR	6,679,534

See Notes to Financial Statements.

72

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Switzerland — (Continued)
49,000	Swisscom AG, Sponsored ADR	$2,358,615
179,832	Zurich Insurance Group AG, ADR	5,743,834

		35,299,743

	Germany — 7.1%
284,240	Bayer AG, Sponsored ADR	8,500,197
99,932	Continental AG, Sponsored ADR	5,402,324
189,576	Daimler AG, Unsponsored ADR	3,724,221
308,158	Deutsche Lufthansa AG, Sponsored ADR	8,958,153
113,208	HeidelbergCement AG, Unsponsored ADR	2,212,084
223,752	Muenchener Rueckversicherungs-Gesellschaft AG, Unsponsored ADR	5,117,208

		33,914,187

	Australia — 5.7%
65,524	BHP Billiton PLC, ADR	2,774,286
588,721	National Australia Bank, Ltd., Sponsored ADR	6,425,890
432,859	QBE Insurance Group, Ltd., Sponsored ADR	3,250,771
610,112	South32, Ltd., ADR	8,474,456
303,048	Westpac Banking Corp., Sponsored ADR	6,497,349

		27,422,752

	Hong Kong — 4.7%
115,843	BOC Hong Kong Holdings, Ltd., Sponsored ADR	11,952,681
277,885	Sun Hung Kai Properties, Ltd., Sponsored ADR	4,454,496
285,459	WH Group, Ltd., Sponsored ADR	5,950,393

		22,357,570

	Netherlands — 4.6%
311,015	ABN AMRO Group N.V., Unsponsored ADR[1]	4,789,631
342,869	Koninklijke Ahold Delhaize N.V., Sponsored ADR	8,228,856
77,523	Royal Dutch Shell PLC — Class B, Sponsored ADR	5,614,216
65,517	Wolters Kluwer N.V., Sponsored ADR	3,539,228

		22,171,931

	Spain — 4.5%
93,716	Amadeus IT Group SA, Unsponsored ADR	6,850,639
483,278	Enagas SA, Unsponsored ADR	7,007,531
724,936	Red Electrica Corp. SA, Unsponsored ADR	7,499,463

		21,357,633

	Denmark — 3.4%
425,040	Danske Bank AS, Sponsored ADR	7,399,946
94,074	Novo Nordisk AS, Sponsored ADR	4,415,834
197,074	Vestas Wind Systems AS, Unsponsored ADR	4,245,959

		16,061,739

	Finland — 2.3%
299,764	UPM-Kymmene OYJ, Sponsored ADR	10,752,535

	Italy — 2.2%
154,238	Intesa Sanpaolo SPA, Sponsored ADR	3,525,881
374,978	Terna Rete Elettrica Nazionale SPA, Unsponsored ADR	6,742,104

		10,267,985

	United States — 1.3%
97,687	Carnival PLC, ADR	6,315,465

	Sweden — 1.2%
229,170	SKF AB, Sponsored ADR	4,631,526

See Notes to Financial Statements.

73

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Sweden — (Continued)
58,749	Swedbank AB, ADR	$1,281,903

		5,913,429

	Norway — 1.0%
249,186	DNB ASA, Sponsored ADR	4,698,402

	TOTAL COMMON STOCKS (Cost $409,196,477)	472,986,192

Face Amount

REPURCHASE AGREEMENT* — 0.4%
$1,984,597	With Fixed Income Clearing Corp., dated 4/30/18, 0.28%, principal and interest in the amount of $1,984,612, due 5/1/18, (collateralized by a U.S. Treasury Inflation Indexed Note with a par value of $2,030,000, coupon rate of 0.625%, due 4/15/2023, market value of $2,024,925)	1,984,597

	TOTAL REPURCHASE AGREEMENT (Cost $1,984,597)	1,984,597

TOTAL INVESTMENTS (Cost $411,181,074)	99.6%	$474,970,789

OTHER ASSETS IN EXCESS OF LIABILITIES	0.4	1,915,253

NET ASSETS	100.0%	$476,886,042

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.

Abbreviatons:

ADR — American Depositary Receipt

See Notes to Financial Statements.

74

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

April 30, 2018 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2018, industry diversification of the Portfolio was as follows:

	% of Net Assets	Value
INDUSTRIES:
Banks	13.2%	$63,071,571
Pharmaceuticals	8.3	39,402,896
Insurance	7.0	33,409,100
Beverages	4.3	20,389,502
Trading Companies & Distributors	4.2	19,909,822
Oil, Gas & Consumable Fuels	3.8	18,300,098
Automobiles	3.8	18,171,501
Food & Staples Retailing	3.6	17,172,538
Metals & Mining	3.5	16,457,562
IT Services	3.1	14,947,295
Electric Utilities	3.0	14,241,567
Technology Hardware, Storage & Peripherals	2.8	13,531,591
Real Estate Management & Development	2.3	10,918,267
Paper & Forest Products	2.3	10,752,535
Chemicals	2.2	10,444,342
Auto Components	2.1	9,956,141
Health Care Equipment & Supplies	2.1	9,908,990
Airlines	1.9	8,958,153
Industrial Conglomerates	1.9	8,845,179
Construction Materials	1.8	8,737,763
Diversified Telecommunication Services	1.8	8,685,015
Media	1.8	8,571,623
Household Durables	1.7	8,283,681
Food Products	1.7	8,237,476
Capital Markets	1.6	7,710,115
Textiles, Apparel & Luxury Goods	1.6	7,615,672
Multi-Utilities	1.5	7,364,013
Wireless Telecommunication Services	1.4	6,601,081
Professional Services	1.3	6,376,410
Hotels, Restaurants & Leisure	1.3	6,315,464
Electronic Equipment, Instruments & Components	1.3	6,011,596
Equity Real Estate Investment Trusts	1.0	4,843,936
Specialty Retail	1.0	4,746,436
Machinery	1.0	4,631,526
Electrical Equipment	0.9	4,245,959
Semiconductors & Semiconductor Equipment	0.6	2,844,841
Personal Products	0.5	2,374,935

TOTAL COMMON STOCKS	99.2%	$472,986,192

REPURCHASE AGREEMENT	0.4	1,984,597

TOTAL INVESTMENTS	99.6%	$474,970,789

See Notes to Financial Statements.

75

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.1%
	Airlines — 1.2%
4,115	Southwest Airlines Co.	$217,396

	Auto Components — 0.6%
4,841	Gentex Corp.	110,084

	Banks — 7.2%
6,311	Citizens Financial Group, Inc.	261,843
2,550	Comerica, Inc.	241,179
1,500	Cullen/Frost Bankers, Inc.	171,675
2,014	JPMorgan Chase & Co.	219,083
54	People’s United Financial, Inc.	988
1,548	PNC Financial Services Group, Inc. (The)	225,404
2,737	Zions BanCorp	149,851

		1,270,023

	Beverages — 0.7%
1,302	PepsiCo, Inc.	131,424

	Biotechnology — 4.2%
1,336	Amgen, Inc.	233,105
817	Biogen, Inc.[1]	223,531
1,629	Celgene Corp.[1]	141,886
2,002	Gilead Sciences, Inc.	144,605

		743,127

	Building Products — 2.3%
3,844	Fortune Brands Home & Security, Inc.	210,228
2,997	Owens Corning	196,274

		406,502

	Capital Markets — 5.5%
3,608	Bank of New York Mellon Corp. (The)	196,672
1,352	CME Group, Inc.	213,183
7,679	Franklin Resources, Inc.	258,322
1,722	State Street Corp.	171,821
2,111	TD Ameritrade Holding Corp.	122,628

		962,626

	Chemicals — 0.7%
1,112	Celanese Corp. — Class A	120,841

	Communications Equipment — 3.9%
6,130	Cisco Systems, Inc.	271,498
1,715	F5 Networks, Inc.[1]	279,699
5,690	Juniper Networks, Inc.	139,917

		691,114

	Containers & Packaging — 3.5%
2,190	Avery Dennison Corp.	229,534
3,039	International Paper Co.	156,691
4,039	WestRock Co.	238,947

		625,172

	Diversified Telecommunication Services — 1.8%
4,802	AT&T, Inc.	157,025
3,310	Verizon Communications, Inc.	163,349

		320,374

	Electric Utilities — 2.1%
5,359	Exelon Corp.	212,645

See Notes to Financial Statements.

76

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Electric Utilities — (Continued)
3,273	Xcel Energy, Inc.	$153,307

		365,952

	Equity Real Estate Investment Trusts — 1.9%
5,205	Brixmor Property Group, Inc.	77,503
13,161	Host Hotels & Resorts, Inc.	257,429

		334,932

	Food & Staples Retailing — 1.7%
4,991	US Foods Holding Corp.[1]	170,592
1,480	Walmart, Inc.	130,921

		301,513

	Food Products — 2.8%
3,040	Campbell Soup Co.[2]	123,971
3,220	General Mills, Inc.	140,843
1,964	JM Smucker Co. (The)	224,053

		488,867

	Health Care Providers & Services — 5.4%
1,190	Aetna, Inc.	213,069
898	Anthem, Inc.	211,919
758	Centene Corp.[1]	82,304
2,407	Henry Schein, Inc.[1]	182,932
900	Humana, Inc.	264,762

		954,986

	Hotels, Restaurants & Leisure — 3.0%
1,763	Marriott International, Inc. — Class A	240,967
1,719	Royal Caribbean Cruises, Ltd.	185,978
861	Wyndham Worldwide Corp.	98,335

		525,280

	Household Products — 0.5%
771	Kimberly-Clark Corp.	79,829

	Independent Power Producers & Energy Traders — 1.2%
17,660	AES Corp.	216,158

	Industrial Conglomerates — 0.3%
319	Honeywell International, Inc.	46,153

	Insurance — 3.8%
1,766	Marsh & McLennan Cos., Inc.	143,929
2,980	Principal Financial Group, Inc.	176,476
4,267	Progressive Corp. (The)	257,257
673	Travelers Cos., Inc. (The)	88,567

		666,229

	Internet Software & Services — 0.8%
852	Facebook, Inc. — Class A1	146,544

	IT Services — 5.4%
1,076	Accenture PLC — Class A	162,691
1,227	Automatic Data Processing, Inc.	144,884
3,253	Cognizant Technology Solutions Corp. — Class A	266,161
3,722	PayPal Holdings, Inc.[1]	277,698
2,679	Teradata Corp.[1]	109,625

		961,059

See Notes to Financial Statements.

77

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Life Sciences Tools & Services — 2.9%
2,831	Agilent Technologies, Inc.	$186,110
990	IQVIA Holdings, Inc.[1]	94,803
1,186	Waters Corp.[1]	223,454

		504,367

	Machinery — 2.3%
1,218	Cummins, Inc.	194,709
1,790	Ingersoll-Rand PLC	150,163
425	Stanley Black & Decker, Inc.	60,176

		405,048

	Media — 2.5%
6,473	Discovery, Inc.[1]	143,830
926	Omnicom Group, Inc.[2]	68,209
1,545	Time Warner, Inc.	146,466
750	Walt Disney Co. (The)	75,248

		433,753

	Multi-line Retail — 1.0%
2,378	Target Corp.	172,643

	Multi-Utilities — 0.8%
2,514	Ameren Corp.	147,371

	Oil, Gas & Consumable Fuels — 4.5%
2,346	Andeavor	324,499
1,215	Marathon Petroleum Corp.	91,016
1,450	ONEOK, Inc.	87,319
2,623	Valero Energy Corp.	290,969

		793,803

	Pharmaceuticals — 1.3%
641	Johnson & Johnson	81,080
2,379	Merck & Co., Inc.	140,052

		221,132

	Professional Services — 0.6%
1,174	ManpowerGroup, Inc.	112,375

	Real Estate Management & Development — 1.8%
5,416	CBRE Group, Inc. — Class A1	245,399
479	Jones Lang LaSalle, Inc.	81,195

		326,594

	Road & Rail — 0.4%
625	Kansas City Southern	66,644

	Semiconductors & Semiconductor Equipment — 5.1%
4,409	Intel Corp.	227,593
992	Lam Research Corp.	183,579
1,798	NVIDIA Corp.	404,370
885	Skyworks Solutions, Inc.	76,783

		892,325

	Software — 7.6%
1,750	Citrix Systems, Inc.[1]	180,093
2,365	Dell Technologies, Inc. — Class V1	169,736
3,214	Fortinet, Inc.[1]	177,927
3,039	Microsoft Corp.	284,207
5,468	Oracle Corp.	249,724

See Notes to Financial Statements.

78

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Software — (Continued)
894	Synopsys, Inc.[1]	$76,446
1,536	VMware, Inc. — Class A1	204,687

		1,342,820

	Specialty Retail — 4.2%
3,523	Best Buy Co., Inc.	269,615
5,183	Gap, Inc. (The)	151,551
1,989	Lowe’s Cos., Inc.	163,953
1,960	Ross Stores, Inc.	158,466

		743,585

	Technology Hardware, Storage & Peripherals — 2.5%
1,242	Apple, Inc.	205,253
2,947	HP, Inc.	63,331
5,619	Xerox Corp.	176,718

		445,302

	Textiles, Apparel & Luxury Goods — 1.1%
685	PVH Corp.	109,374
1,616	Tapestry, Inc.	86,892

		196,266

	TOTAL COMMON STOCKS (Cost $14,751,819)	17,490,213

Face Amount

REPURCHASE AGREEMENT* — 1.0%
$180,022	With Fixed Income Clearing Corp., dated 4/30/18, 0.28%, principal and interest in the amount of $180,024, due 5/1/18, (collateralized by a U.S. Treasury Inflation Indexed Note with a par value of $185,000, coupon rate of 0.625%, due 4/15/2023, market value of $184,538)	180,022

	TOTAL REPURCHASE AGREEMENT (Cost $180,022)	180,022

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.8%
130,720	State Street Navigator Securities Lending Government Money Market Portfolio	130,720

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $130,720)	130,720

TOTAL INVESTMENTS (Cost $15,062,561)	100.9%	$17,800,955

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.9)	(151,406)

NET ASSETS	100.0%	$17,649,549

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.

See Notes to Financial Statements.

79

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

April 30, 2018 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2018, industry diversification of the Portfolio was as follows:

	% of Net Assets	Value
INDUSTRIES:
Software	7.6%	$1,342,820
Banks	7.2	1,270,023
Capital Markets	5.5	962,626
IT Services	5.4	961,059
Health Care Providers & Services	5.4	954,986
Semiconductors & Semiconductor Equipment	5.1	892,325
Oil, Gas & Consumable Fuels	4.5	793,803
Specialty Retail	4.2	743,585
Biotechnology	4.2	743,127
Communications Equipment	3.9	691,114
Insurance	3.8	666,229
Containers & Packaging	3.5	625,172
Hotels, Restaurants & Leisure	3.0	525,280
Life Sciences Tools & Services	2.9	504,367
Food Products	2.8	488,867
Technology Hardware, Storage & Peripherals	2.5	445,302
Media	2.5	433,753
Building Products	2.3	406,502
Machinery	2.3	405,048
Electric Utilities	2.1	365,952
Equity Real Estate Investment Trusts	1.9	334,932
Real Estate Management & Development	1.8	326,594
Diversified Telecommunication Services	1.8	320,374
Food & Staples Retailing	1.7	301,513
Pharmaceuticals	1.3	221,132
Airlines	1.2	217,396
Independent Power Producers & Energy Traders	1.2	216,158
Textiles, Apparel & Luxury Goods	1.1	196,266
Multi-line Retail	1.0	172,643
Multi-Utilities	0.8	147,371
Internet Software & Services	0.8	146,544
Beverages	0.7	131,424
Chemicals	0.7	120,841
Professional Services	0.6	112,375
Auto Components	0.6	110,084
Household Products	0.5	79,829
Road & Rail	0.4	66,644
Industrial Conglomerates	0.3	46,153

TOTAL COMMON STOCKS	99.1%	$17,490,213

REPURCHASE AGREEMENT	1.0	180,022

INVESTMENT OF SECURITY LENDING COLLATERAL	0.8	130,720

TOTAL INVESTMENTS	100.9%	$17,800,955

See Notes to Financial Statements.

80

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.3%
	Airlines — 1.9%
3,903	Alaska Air Group, Inc.	$253,422
1,306	Southwest Airlines Co.	68,996

		322,418

	Auto Components — 1.2%
1,105	Lear Corp.	206,602

	Banks — 7.5%
2,800	Bank of America Corp.	83,776
2,264	Comerica, Inc.	214,129
10,032	Fifth Third Bancorp	332,761
3,048	JPMorgan Chase & Co.	331,561
1,590	PNC Financial Services Group, Inc. (The)	231,520
1,984	Wells Fargo & Co.	103,089

		1,296,836

	Biotechnology — 2.4%
1,728	Amgen, Inc.	301,502
1,029	United Therapeutics Corp.[1]	113,303

		414,805

	Capital Markets — 5.0%
2,051	CME Group, Inc.	323,402
4,911	Franklin Resources, Inc.	165,206
858	Nasdaq, Inc.	75,778
3,019	State Street Corp.	301,236

		865,622

	Chemicals — 1.8%
2,971	LyondellBasell Industries N.V. — Class A	314,124

	Communications Equipment — 3.8%
10,269	Cisco Systems, Inc.	454,814
1,197	F5 Networks, Inc.[1]	195,219

		650,033

	Consumer Finance — 0.5%
2,424	Synchrony Financial	80,404

	Containers & Packaging — 2.4%
3,160	Avery Dennison Corp.	331,199
1,300	WestRock Co.	76,908

		408,107

	Diversified Telecommunication Services — 0.6%
3,334	AT&T, Inc.	109,022

	Electric Utilities — 2.2%
8,077	PG&E Corp.	372,350

	Equity Real Estate Investment Trusts — 0.5%
538	Simon Property Group, Inc.	84,111

	Food & Staples Retailing — 0.4%
738	Walmart, Inc.	65,283

	Food Products — 3.5%
2,664	JM Smucker Co. (The)	303,909
4,335	Tyson Foods, Inc. — Class A	303,884

		607,793

See Notes to Financial Statements.

81

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SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Gas Utilities — 0.6%
1,933	UGI Corp.	$93,538

	Health Care Providers & Services — 7.1%
1,757	Aetna, Inc.	314,591
1,060	Anthem, Inc.	250,150
3,793	CVS Health Corp.	264,865
907	Humana, Inc.	266,821
834	McKesson Corp.	130,279

		1,226,706

	Hotels, Restaurants & Leisure — 2.6%
1,412	Marriott International, Inc. — Class A	192,992
2,274	Wyndham Worldwide Corp.	259,714

		452,706

	Household Durables — 0.5%
1,820	DR Horton, Inc.	80,335

	Household Products — 0.9%
2,594	Energizer Holdings, Inc.[2]	148,792

	Industrial Conglomerates — 0.5%
645	Honeywell International, Inc.	93,319

	Insurance — 3.7%
2,004	Principal Financial Group, Inc.	118,677
2,753	Progressive Corp. (The)	165,978
529	Travelers Cos., Inc. (The)	69,616
5,791	Unum Group	280,169

		634,440

	Internet Software & Services — 4.6%
2,443	Akamai Technologies, Inc.[1]	175,041
8,570	eBay, Inc.[1]	324,631
1,702	Facebook, Inc. — Class A1	292,744

		792,416

	IT Services — 5.3%
486	Accenture PLC — Class A	73,483
3,933	Cognizant Technology Solutions Corp. — Class A	321,798
697	Mastercard, Inc. — Class A	124,254
5,364	PayPal Holdings, Inc.[1]	400,208

		919,743

	Life Sciences Tools & Services — 2.1%
1,924	Waters Corp.[1]	362,501

	Machinery — 4.2%
1,916	Cummins, Inc.	306,292
3,994	Ingersoll-Rand PLC	335,056
624	Stanley Black & Decker, Inc.	88,352

		729,700

	Media — 2.5%
3,996	Comcast Corp. — Class A	125,434
9,860	Interpublic Group of Cos., Inc. (The)	232,597
750	Walt Disney Co. (The)	75,248

		433,279

	Multi-line Retail — 2.1%
4,983	Target Corp.	361,766

See Notes to Financial Statements.

82

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SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Multi-Utilities — 1.5%
6,605	CenterPoint Energy, Inc.	$167,304
1,899	CMS Energy Corp.	89,614

		256,918

	Oil, Gas & Consumable Fuels — 4.5%
1,610	Chevron Corp.	201,427
1,524	ONEOK, Inc.	91,775
851	Phillips 66	94,725
3,490	Valero Energy Corp.	387,147

		775,074

	Pharmaceuticals — 3.6%
1,543	Johnson & Johnson	195,174
11,541	Pfizer, Inc.	422,516

		617,690

	Professional Services — 0.8%
1,483	ManpowerGroup, Inc.	141,953

	Real Estate Management & Development — 3.1%
6,014	CBRE Group, Inc. — Class A1	272,494
1,501	Jones Lang LaSalle, Inc.	254,435

		526,929

	Semiconductors & Semiconductor Equipment — 4.4%
1,441	Applied Materials, Inc.	71,574
1,366	Intel Corp.	70,513
1,415	Lam Research Corp.	261,860
3,564	Texas Instruments, Inc.	361,497

		765,444

	Software — 4.0%
1,053	Dell Technologies, Inc. — Class V1	75,574
3,392	Microsoft Corp.	317,220
6,588	Oracle Corp.	300,874

		693,668

	Specialty Retail — 3.5%
3,702	Best Buy Co., Inc.	283,314
2,516	Lowe’s Cos., Inc.	207,394
1,415	Ross Stores, Inc.	114,403

		605,111

	Technology Hardware, Storage & Peripherals — 3.1%
1,910	Apple, Inc.	315,647
3,137	NetApp, Inc.	208,861

		524,508

	Textiles, Apparel & Luxury Goods — 0.4%
453	PVH Corp.	72,330

	TOTAL COMMON STOCKS (Cost $15,055,293)	17,106,376

See Notes to Financial Statements.

83

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SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Face Amount		Value

REPURCHASE AGREEMENT* — 0.7%
$127,218	With Fixed Income Clearing Corp., dated 4/30/18, 0.28%, principal and interest in the amount of $127,219, due 5/1/18, (collateralized by a U.S. Treasury Inflation Indexed Note with a par value of $135,000, coupon rate of 0.625%, due 4/15/2023, market value of $134,663)	$127,218

	TOTAL REPURCHASE AGREEMENT (Cost $127,218)	127,218

TOTAL INVESTMENTS (Cost $15,182,511)	100.0%	$17,233,594

OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	4,001

NET ASSETS	100.0%	$17,237,595

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.

See Notes to Financial Statements.

84

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SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

April 30, 2018 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2018, industry diversification of the Portfolio was as follows:

	% of Net Assets	Value
INDUSTRIES:
Banks	7.5%	$1,296,836
Health Care Providers & Services	7.1	1,226,706
IT Services	5.3	919,743
Capital Markets	5.0	865,622
Internet Software & Services	4.6	792,416
Oil, Gas & Consumable Fuels	4.5	775,074
Semiconductors & Semiconductor Equipment	4.4	765,444
Machinery	4.2	729,700
Software	4.0	693,668
Communications Equipment	3.8	650,033
Insurance	3.7	634,440
Pharmaceuticals	3.6	617,690
Food Products	3.5	607,793
Specialty Retail	3.5	605,111
Real Estate Management & Development	3.1	526,929
Technology Hardware, Storage & Peripherals	3.1	524,508
Hotels, Restaurants & Leisure	2.6	452,706
Media	2.5	433,279
Biotechnology	2.4	414,805
Containers & Packaging	2.4	408,107
Electric Utilities	2.2	372,350
Life Sciences Tools & Services	2.1	362,501
Multi-line Retail	2.1	361,766
Airlines	1.9	322,418
Chemicals	1.8	314,124
Multi-Utilities	1.5	256,918
Auto Components	1.2	206,602
Household Products	0.9	148,792
Professional Services	0.8	141,953
Diversified Telecommunication Services	0.6	109,022
Gas Utilities	0.6	93,538
Industrial Conglomerates	0.5	93,319
Equity Real Estate Investment Trusts	0.5	84,111
Consumer Finance	0.5	80,404
Household Durables	0.5	80,335
Textiles, Apparel & Luxury Goods	0.4	72,330
Food & Staples Retailing	0.4	65,283

TOTAL COMMON STOCKS	99.3%	$17,106,376

REPURCHASE AGREEMENT	0.7	127,218

TOTAL INVESTMENTS	100.0%	$17,233,594

See Notes to Financial Statements.

85

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SCHEDULE OF PORTFOLIO INVESTMENTS

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 94.8%
	Aerospace & Defense — 0.6%
24,780	Spirit AeroSystems Holdings, Inc. — Class A	$1,991,569

	Air Freight & Logistics — 0.9%
47,980	Expeditors International of Washington, Inc.	3,064,003

	Airlines — 0.9%
54,080	Southwest Airlines Co.	2,857,046

	Banks — 6.9%
165,000	Bank of America Corp.	4,936,800
75,280	Citizens Financial Group, Inc.	3,123,367
46,900	East West Bancorp, Inc.	3,124,478
155,000	KeyCorp.	3,087,600
13,960	PNC Financial Services Group, Inc. (The)	2,032,716
48,380	SunTrust Banks, Inc.	3,231,784
62,476	Zions BanCorp	3,420,561

		22,957,306

	Beverages — 0.7%
22,700	PepsiCo, Inc.	2,291,338

	Biotechnology — 2.3%
142,120	Acorda Therapeutics, Inc.[1]	3,282,972
82,660	Emergent BioSolutions, Inc.[1,2]	4,286,748

		7,569,720

	Capital Markets — 2.0%
51,380	Bank of New York Mellon Corp. (The)	2,800,724
44,140	Federated Investors, Inc. — Class B	1,168,386
31,380	Franklin Resources, Inc.	1,055,623
58,320	Invesco, Ltd.	1,689,530

		6,714,263

	Chemicals — 2.7%
35,080	Eastman Chemical Co.	3,580,967
29,180	LyondellBasell Industries N.V. — Class A	3,085,201
57,152	PolyOne Corp.	2,391,811

		9,057,979

	Commercial Services & Supplies — 2.1%
123,000	Pitney Bowes, Inc.	1,257,060
39,740	Republic Services, Inc.	2,570,383
64,540	Tetra Tech, Inc.	3,123,736

		6,951,179

	Communications Equipment — 1.2%
87,280	Cisco Systems, Inc.[2]	3,865,631

	Construction & Engineering — 1.9%
49,460	EMCOR Group, Inc.[2]	3,639,762
158,860	KBR, Inc.	2,651,373

		6,291,135

	Consumer Finance — 0.5%
22,540	Discover Financial Services	1,605,975

	Diversified Consumer Services — 0.9%
84,700	Service Corp. International	3,092,397

	Diversified Telecommunication Services — 0.6%
63,160	AT&T, Inc.	2,065,332

See Notes to Financial Statements.

86

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SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Electric Utilities — 1.7%
88,240	Exelon Corp.	$3,501,363
64,120	Hawaiian Electric Industries, Inc.	2,224,323

		5,725,686

	Electrical Equipment — 2.5%
50,320	AO Smith Corp.	3,087,132
16,200	Eaton Corp. PLC	1,215,486
35,300	EnerSys	2,420,168
8,800	Rockwell Automation, Inc.	1,447,864

		8,170,650

	Electronic Equipment, Instruments & Components — 2.3%
37,600	Arrow Electronics, Inc.[1]	2,810,224
69,180	Methode Electronics, Inc.	2,760,282
29,200	Tech Data Corp.[1]	2,226,500

		7,797,006

	Equity Real Estate Investment Trusts — 2.9%
15,100	Equity Lifestyle Properties, Inc.	1,346,316
180,220	Host Hotels & Resorts, Inc.	3,525,103
74,000	Liberty Property Trust	3,094,680
26,000	Prologis, Inc.	1,687,660

		9,653,759

	Food & Staples Retailing — 1.9%
51,480	Sysco Corp.	3,219,559
35,360	Walmart, Inc.	3,127,946

		6,347,505

	Food Products — 1.4%
54,400	Archer-Daniels-Midland Co.	2,468,672
32,320	Tyson Foods, Inc. — Class A	2,265,632

		4,734,304

	Health Care Equipment & Supplies — 2.1%
17,860	Align Technology, Inc.[1,2]	4,462,321
36,600	Baxter International, Inc.	2,543,700

		7,006,021

	Health Care Providers & Services — 7.7%
57,960	Amedisys, Inc.[1]	3,830,576
30,060	AmerisourceBergen Corp.	2,722,835
68,220	AMN Healthcare Services, Inc.[1,2]	4,560,507
42,680	Cardinal Health, Inc.	2,738,776
38,300	Centene Corp.[1,2]	4,158,614
36,520	Molina Healthcare, Inc.[1,3]	3,040,290
21,120	WellCare Health Plans, Inc.[1,2]	4,332,979

		25,384,577

	Hotels, Restaurants & Leisure — 1.7%
20,980	Hilton Worldwide Holdings, Inc.	1,654,063
33,900	Wyndham Worldwide Corp.[2]	3,871,719

		5,525,782

	Household Durables — 1.4%
37,620	Leggett & Platt, Inc.	1,525,491
70,460	Toll Brothers, Inc.	2,970,594

		4,496,085

See Notes to Financial Statements.

87

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Quantitative U.S. Long/Short Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Household Products — 0.7%
48,020	Church & Dwight Co., Inc.	$2,218,524

	Insurance — 6.0%
63,700	CNA Financial Corp.	3,214,302
29,700	Lincoln National Corp.	2,098,008
33,480	Marsh & McLennan Cos., Inc.	2,728,620
142,040	Old Republic International Corp.	2,897,616
51,500	Principal Financial Group, Inc.	3,049,830
24,900	Prudential Financial, Inc.	2,647,368
67,572	Unum Group	3,269,133

		19,904,877

	IT Services — 5.9%
49,032	Amdocs, Ltd.	3,297,402
40,580	Cognizant Technology Solutions Corp. — Class A	3,320,256
198,375	Conduent, Inc.[1,2]	3,860,377
19,460	FleetCor Technologies, Inc.[1,2]	4,033,669
39,320	MAXIMUS, Inc.	2,659,212
79,940	Sykes Enterprises, Inc.[1]	2,299,074

		19,469,990

	Leisure Equipment & Products — 0.8%
29,060	Hasbro, Inc.	2,559,895

	Life Sciences Tools & Services — 2.3%
26,140	Agilent Technologies, Inc.	1,718,443
20,020	Charles River Laboratories International, Inc.[1]	2,085,884
17,780	Thermo Fisher Scientific, Inc.	3,740,023

		7,544,350

	Machinery — 4.5%
47,480	AGCO Corp.	2,976,047
48,280	Barnes Group, Inc.	2,680,988
39,420	Crane Co.[1,2]	3,297,089
9,500	Illinois Tool Works, Inc.	1,349,190
36,080	Ingersoll-Rand PLC	3,026,751
50,620	Trinity Industries, Inc.	1,613,259

		14,943,324

	Media — 2.2%
76,280	Comcast Corp. — Class A	2,394,429
70,800	Interpublic Group of Cos., Inc. (The)	1,670,172
44,580	Omnicom Group, Inc.	3,283,763

		7,348,364

	Metals & Mining — 2.0%
80,460	Newmont Mining Corp.	3,161,273
75,192	Steel Dynamics, Inc.	3,369,354

		6,530,627

	Multi-line Retail — 0.5%
22,800	Target Corp.	1,655,280

	Multi-Utilities — 1.6%
49,640	Ameren Corp.	2,909,897
45,000	Public Service Enterprise Group, Inc.	2,346,750

		5,256,647

	Oil, Gas & Consumable Fuels — 3.3%
12,580	Andeavor	1,740,066

See Notes to Financial Statements.

88

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SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Oil, Gas & Consumable Fuels — (Continued)
48,620	Marathon Petroleum Corp.	$3,642,124
47,620	PBF Energy, Inc. — Class A	1,825,274
33,460	Valero Energy Corp.	3,711,718

		10,919,182

	Paper & Forest Products — 0.6%
53,620	Schweitzer-Mauduit International, Inc.	2,092,789

	Pharmaceuticals — 0.9%
65,940	Supernus Pharmaceuticals, Inc.[1]	3,092,586

	Professional Services — 1.5%
41,180	Korn/Ferry International	2,201,483
28,720	ManpowerGroup, Inc.	2,749,078

		4,950,561

	Real Estate Management & Development — 1.0%
72,780	CBRE Group, Inc. — Class A1	3,297,662

	Semiconductors & Semiconductor Equipment — 3.3%
65,380	Applied Materials, Inc.	3,247,425
74,060	Micron Technology, Inc.[1,2]	3,405,279
137,800	ON Semiconductor Corp.[1]	3,042,624
39,680	Teradyne, Inc.	1,291,584

		10,986,912

	Software — 2.1%
86,049	Cadence Design Systems, Inc.[1]	3,447,123
38,080	Microsoft Corp.	3,561,242

		7,008,365

	Specialty Retail — 5.0%
59,980	Best Buy Co., Inc.[2]	4,590,269
30,760	Children’s Place, Inc. (The)[2]	3,923,438
32,260	Lowe’s Cos., Inc.	2,659,192
38,960	Ross Stores, Inc.	3,149,916
27,080	TJX Cos., Inc. (The)	2,297,738

		16,620,553

	Textiles, Apparel & Luxury Goods — 0.8%
37,000	Michael Kors Holdings, Ltd.[1]	2,531,540

	TOTAL COMMON STOCKS (Cost $252,560,157)	314,148,276

Face Amount

REPURCHASE AGREEMENT* — 2.8%
$9,304,953	With Fixed Income Clearing Corp., dated 4/30/18, 0.28%, principal and interest in the amount of $9,305,025, due 5/1/18, (collateralized by a U.S. Treasury Inflation Indexed Note with a par value of $9,515,000, coupon rate of 0.625%, due 4/15/2023, market value of $9,491,213)	9,304,953

	TOTAL REPURCHASE AGREEMENT (Cost $9,304,953)	9,304,953

See Notes to Financial Statements.

89

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SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.0%
3,168,110	State Street Navigator Securities Lending Government Money Market Portfolio	$3,168,110

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $3,168,110)	3,168,110

TOTAL LONG INVESTMENTS (Cost $265,033,220)	98.6%	$326,621,339

COMMON STOCKS SOLD SHORT* — (65.4)%
	Aerospace & Defense — (2.7)%
(14,600)	General Dynamics Corp.	(2,939,126)
(20,180)	Harris Corp.	(3,156,555)
(36,160)	Mercury Systems, Inc.[1]	(1,160,013)
(5,200)	TransDigm Group, Inc.	(1,666,964)

		(8,922,658)

	Air Freight & Logistics — (0.9)%
(26,160)	United Parcel Service, Inc. — Class B	(2,969,160)

	Banks — (3.9)%
(36,640)	Ameris Bancorp	(1,894,288)
(40,420)	Bank of the Ozarks, Inc.	(1,891,656)
(54,380)	Banner Corp.	(3,121,412)
(30,140)	First Republic Bank	(2,799,102)
(109,200)	Simmons First National Corp. — Class A	(3,297,840)

		(13,004,298)

	Beverages — (1.3)%
(61,900)	Coca-Cola Co. (The)	(2,674,699)
(22,880)	Molson Coors Brewing Co. — Class B	(1,629,971)

		(4,304,670)

	Building Products — (0.9)%
(16,060)	Lennox International, Inc.	(3,105,522)

	Capital Markets — (1.6)%
(7,780)	Goldman Sachs Group, Inc. (The)	(1,854,207)
(16,620)	MarketAxess Holdings, Inc.	(3,301,231)

		(5,155,438)

	Chemicals — (1.7)%
(45,420)	Ashland Global Holdings, Inc.	(3,005,896)
(31,360)	Balchem Corp.	(2,767,206)

		(5,773,102)

	Commercial Services & Supplies — (2.2)%
(129,400)	Covanta Holding Corp.	(1,928,060)
(40,380)	Stericycle, Inc.[1]	(2,370,710)
(57,780)	US Ecology, Inc.	(3,079,674)

		(7,378,444)

	Construction Materials — (1.2)%
(12,920)	Martin Marietta Materials, Inc.	(2,516,428)
(14,320)	Vulcan Materials Co.	(1,599,401)

		(4,115,829)

	Containers & Packaging — (0.9)%
(73,320)	Ball Corp.	(2,939,399)

	Distributors — (0.9)%
(35,000)	Genuine Parts Co.	(3,091,200)

See Notes to Financial Statements.

90

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SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Electric Utilities — (0.6)%
(43,200)	Southern Co. (The)	$(1,992,384)

	Electrical Equipment — (1.3)%
(10,040)	Acuity Brands, Inc.	(1,202,491)
(47,180)	Emerson Electric Co.	(3,133,224)

		(4,335,715)

	Electronic Equipment, Instruments & Components — (1.2)%
(46,720)	Corning, Inc.	(1,262,374)
(44,180)	Dolby Laboratories, Inc. — Class A	(2,642,848)

		(3,905,222)

	Energy Equipment & Services — (0.8)%
(126,700)	Oceaneering International, Inc.	(2,691,108)

	Equity Real Estate Investment Trusts — (2.7)%
(75,260)	Acadia Realty Trust	(1,776,136)
(16,080)	Equity Residential	(992,297)
(9,460)	Essex Property Trust, Inc.	(2,267,467)
(13,300)	Public Storage	(2,683,674)
(17,920)	Vornado Realty Trust	(1,219,098)

		(8,938,672)

	Food & Staples Retailing — (1.0)%
(38,107)	PriceSmart, Inc.	(3,338,173)

	Health Care Equipment & Supplies — (4.6)%
(14,960)	Becton Dickinson & Co.	(3,468,775)
(49,440)	DENTSPLY SIRONA, Inc.	(2,488,810)
(32,700)	DexCom, Inc.[1]	(2,392,986)
(40,800)	Medtronic PLC	(3,269,304)
(20,780)	Stryker Corp.	(3,520,547)

		(15,140,422)

	Health Care Providers & Services — (2.8)%
(42,820)	DaVita, Inc.[1]	(2,688,668)
(89,200)	Envision Healthcare Corp.[1]	(3,315,564)
(67,700)	MEDNAX, Inc.[1]	(3,108,107)

		(9,112,339)

	Health Care Technology — (0.4)%
(20,380)	Cerner Corp.[1]	(1,187,135)

	Hotels, Restaurants & Leisure — (2.0)%
(9,340)	Chipotle Mexican Grill, Inc.[1]	(3,953,902)
(28,400)	Jack in the Box, Inc.	(2,547,480)

		(6,501,382)

	Household Durables — (2.0)%
(66,375)	Lennar Corp. — Class A	(3,510,574)
(117,600)	Newell Brands, Inc.	(3,249,288)

		(6,759,862)

	Household Products — (1.7)%
(25,180)	Clorox Co. (The)	(2,951,096)
(40,920)	Colgate-Palmolive Co.	(2,669,212)

		(5,620,308)

	Industrial Conglomerates — (1.8)%
(27,300)	Carlisle Cos., Inc.	(2,941,029)

See Notes to Financial Statements.

91

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SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Industrial Conglomerates — (Continued)
(218,960)	General Electric Co.	$(3,080,767)

		(6,021,796)

	Insurance — (4.2)%
(39,160)	American International Group, Inc.	(2,192,960)
(60,740)	Argo Group International Holdings, Ltd.	(3,550,253)
(54,280)	Mercury General Corp.	(2,482,224)
(38,220)	RLI Corp.	(2,418,562)
(43,820)	WR Berkley Corp.	(3,267,219)

		(13,911,218)

	Internet & Catalog Retail — (1.0)%
(2,140)	Amazon.com, Inc.[1]	(3,351,518)

	IT Services — (1.5)%
(34,100)	Black Knight, Inc.[1]	(1,658,965)
(27,020)	Gartner, Inc.[1]	(3,277,256)

		(4,936,221)

	Life Sciences Tools & Services — (0.9)%
(30,500)	IQVIA Holdings, Inc.[1]	(2,920,680)

	Machinery — (2.4)%
(73,820)	Donaldson Co., Inc.	(3,267,273)
(72,600)	Flowserve Corp.	(3,224,166)
(12,060)	Nordson Corp.	(1,550,916)

		(8,042,355)

	Media — (0.9)%
(28,460)	Walt Disney Co. (The)	(2,855,392)

	Multi-Utilities — (0.6)%
(17,220)	Sempra Energy	(1,925,196)

	Oil, Gas & Consumable Fuels — (2.1)%
(64,240)	Cheniere Energy, Inc.[1]	(3,736,198)
(42,100)	Exxon Mobil Corp.	(3,273,275)

		(7,009,473)

	Pharmaceuticals — (1.5)%
(42,140)	Eli Lilly & Co.	(3,416,290)
(19,900)	Perrigo Co. PLC	(1,554,986)

		(4,971,276)

	Professional Services — (0.5)%
(4,680)	CoStar Group, Inc.[1]	(1,715,969)

	Road & Rail — (1.7)%
(6,640)	AMERCO	(2,241,133)
(25,040)	Union Pacific Corp.	(3,346,095)

		(5,587,228)

	Semiconductors & Semiconductor Equipment — (0.9)%
(43,300)	Qorvo, Inc.[1]	(2,918,420)

	Software — (2.7)%
(27,360)	Autodesk, Inc.[1]	(3,444,624)
(18,920)	Intuit, Inc.	(3,496,227)
(24,460)	PTC, Inc.[1]	(2,014,281)

		(8,955,132)

See Notes to Financial Statements.

92

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Quantitative U.S. Long/Short Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Specialty Retail — (2.4)%
(30,160)	Advance Auto Parts, Inc.	$(3,451,812)
(33,940)	CarMax, Inc.[1]	(2,121,250)
(62,748)	L Brands, Inc.	(2,190,533)

		(7,763,595)

	Textiles, Apparel & Luxury Goods — (1.0)%
(49,120)	NIKE, Inc. — Class B	(3,359,317)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(224,547,300))	(216,527,228)

TOTAL SHORT INVESTMENTS (Proceeds $(224,547,300))	(65.4)%	$(216,527,228)

TOTAL INVESTMENTS (Cost $40,485,920)	33.2%	$110,094,111

OTHER ASSETS IN EXCESS OF LIABILITIES	66.8	221,243,708

NET ASSETS	100.0%	$331,337,819

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $50,029,144.
[3]	Securities or partial securities on loan. See Note 1.

See Notes to Financial Statements.

93

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Quantitative U.S. Long/Short Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2018, industry diversification of the Portfolio was as follows:

	% of Net Assets	Value
INDUSTRIES:
Long Positions:
Health Care Providers & Services	7.7%	$25,384,577
Banks	6.9	22,957,306
Insurance	6.0	19,904,877
IT Services	5.9	19,469,990
Specialty Retail	5.0	16,620,553
Machinery	4.5	14,943,324
Semiconductors & Semiconductor Equipment	3.3	10,986,912
Oil, Gas & Consumable Fuels	3.3	10,919,182
Equity Real Estate Investment Trusts	2.9	9,653,759
Chemicals	2.7	9,057,979
Electrical Equipment	2.5	8,170,650
Electronic Equipment, Instruments & Components	2.3	7,797,006
Biotechnology	2.3	7,569,720
Life Sciences Tools & Services	2.3	7,544,350
Media	2.2	7,348,364
Software	2.1	7,008,365
Health Care Equipment & Supplies	2.1	7,006,021
Commercial Services & Supplies	2.1	6,951,179
Capital Markets	2.0	6,714,263
Metals & Mining	2.0	6,530,627
Food & Staples Retailing	1.9	6,347,505
Construction & Engineering	1.9	6,291,135
Electric Utilities	1.7	5,725,686
Hotels, Restaurants & Leisure	1.7	5,525,782
Multi-Utilities	1.6	5,256,647
Professional Services	1.5	4,950,561
Food Products	1.4	4,734,304
Household Durables	1.4	4,496,085
Communications Equipment	1.2	3,865,631
Real Estate Management & Development	1.0	3,297,662
Pharmaceuticals	0.9	3,092,586
Diversified Consumer Services	0.9	3,092,397
Air Freight & Logistics	0.9	3,064,003
Airlines	0.9	2,857,046
Leisure Equipment & Products	0.8	2,559,895
Textiles, Apparel & Luxury Goods	0.8	2,531,540
Beverages	0.7	2,291,338
Household Products	0.7	2,218,524
Paper & Forest Products	0.6	2,092,789
Diversified Telecommunication Services	0.6	2,065,332
Aerospace & Defense	0.6	1,991,569
Multi-line Retail	0.5	1,655,280
Consumer Finance	0.5	1,605,975

Short Positions:
Health Care Technology	(0.4)	(1,187,135)
Professional Services	(0.5)	(1,715,969)
Multi-Utilities	(0.6)	(1,925,196)
Electric Utilities	(0.6)	(1,992,384)
Energy Equipment & Services	(0.8)	(2,691,108)
Media	(0.9)	(2,855,392)
Semiconductors & Semiconductor Equipment	(0.9)	(2,918,420)
Life Sciences Tools & Services	(0.9)	(2,920,680)
Containers & Packaging	(0.9)	(2,939,399)

See Notes to Financial Statements.

94

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Quantitative U.S. Long/Short Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

April 30, 2018 — (Unaudited)

	% of Net Assets	Value
INDUSTRIES: — (Continued)
Short Positions: — (Continued)
Air Freight & Logistics	(0.9)%	$(2,969,160)
Distributors	(0.9)	(3,091,200)
Building Products	(0.9)	(3,105,522)
Food & Staples Retailing	(1.0)	(3,338,173)
Internet & Catalog Retail	(1.0)	(3,351,518)
Textiles, Apparel & Luxury Goods	(1.0)	(3,359,317)
Electronic Equipment, Instruments & Components	(1.2)	(3,905,222)
Construction Materials	(1.2)	(4,115,829)
Beverages	(1.3)	(4,304,670)
Electrical Equipment	(1.3)	(4,335,715)
IT Services	(1.5)	(4,936,221)
Pharmaceuticals	(1.5)	(4,971,276)
Capital Markets	(1.6)	(5,155,438)
Road & Rail	(1.7)	(5,587,228)
Household Products	(1.7)	(5,620,308)
Chemicals	(1.7)	(5,773,102)
Industrial Conglomerates	(1.8)	(6,021,796)
Hotels, Restaurants & Leisure	(2.0)	(6,501,382)
Household Durables	(2.0)	(6,759,862)
Oil, Gas & Consumable Fuels	(2.1)	(7,009,473)
Commercial Services & Supplies	(2.2)	(7,378,444)
Specialty Retail	(2.4)	(7,763,595)
Machinery	(2.4)	(8,042,355)
Aerospace & Defense	(2.7)	(8,922,658)
Equity Real Estate Investment Trusts	(2.7)	(8,938,672)
Software	(2.7)	(8,955,132)
Health Care Providers & Services	(2.8)	(9,112,339)
Banks	(3.9)	(13,004,298)
Insurance	(4.2)	(13,911,218)
Health Care Equipment & Supplies	(4.6)	(15,140,422)

TOTAL COMMON STOCKS	29.4%	$97,621,048

REPURCHASE AGREEMENT	2.8	9,304,953

INVESTMENT OF SECURITY LENDING COLLATERAL	1.0	3,168,110

TOTAL INVESTMENTS	33.2%	$110,094,111

See Notes to Financial Statements.

95

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 128.8%
	Aerospace & Defense — 0.9%
8,740	Spirit AeroSystems Holdings, Inc. — Class A	$702,434

	Air Freight & Logistics — 1.2%
15,340	Expeditors International of Washington, Inc.	979,612

	Airlines — 0.7%
10,380	SkyWest, Inc.	590,622

	Automobiles — 0.6%
4,360	Thor Industries, Inc.	462,770

	Banks — 12.4%
28,860	Bank of America Corp.	863,491
24,560	Citizens Financial Group, Inc.	1,018,994
4,780	Comerica, Inc.	452,092
5,960	East West Bancorp, Inc.	397,055
48,380	Fifth Third Bancorp[1]	1,604,765
26,460	Huntington Bancshares, Inc.	394,519
10,097	JPMorgan Chase & Co.	1,098,352
62,060	KeyCorp[1]	1,236,235
24,700	SunTrust Banks, Inc.[1]	1,649,960
15,880	Wells Fargo & Co.	825,125
10,800	Zions BanCorp	591,300

		10,131,888

	Beverages — 1.5%
6,660	Monster Beverage Corp.[2]	366,300
8,300	PepsiCo, Inc.	837,802

		1,204,102

	Biotechnology — 1.4%
22,700	Emergent BioSolutions, Inc.[1,2]	1,177,222

	Capital Markets — 4.6%
7,660	CME Group, Inc.[1]	1,207,829
8,140	Eaton Vance Corp.	442,735
8,680	Evercore, Inc. — Class A	878,850
13,340	Franklin Resources, Inc.	448,757
10,380	Invesco, Ltd.	300,709
8,740	TD Ameritrade Holding Corp.	507,706

		3,786,586

	Chemicals — 1.8%
9,156	LyondellBasell Industries N.V. — Class A	968,064
7,140	Minerals Technologies, Inc.	493,017

		1,461,081

	Commercial Services & Supplies — 1.0%
13,200	Republic Services, Inc.	853,776

	Communications Equipment — 2.3%
42,100	Cisco Systems, Inc.[1]	1,864,609

	Construction & Engineering — 1.8%
20,340	EMCOR Group, Inc.[1]	1,496,821

	Consumer Finance — 0.5%
5,800	Discover Financial Services	413,250

	Containers & Packaging — 2.8%
15,560	Avery Dennison Corp.[1]	1,630,843

See Notes to Financial Statements.

96

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Quantitative U.S. Total Market Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Containers & Packaging — (Continued)
5,820	Packaging Corp. of America	$673,316

		2,304,159

	Diversified Consumer Services — 1.2%
26,683	Service Corp. International	974,196

	Diversified Telecommunication Services — 1.7%
29,640	AT&T, Inc.	969,228
8,700	Verizon Communications, Inc.	429,345

		1,398,573

	Electric Utilities — 2.0%
29,220	Exelon Corp.[1]	1,159,449
13,620	Hawaiian Electric Industries, Inc.	472,478

		1,631,927

	Electrical Equipment — 0.4%
4,760	Eaton Corp. PLC	357,143

	Electronic Equipment, Instruments & Components — 1.8%
9,680	Arrow Electronics, Inc.[2]	723,483
10,280	Tech Data Corp.[2]	783,850

		1,507,333

	Equity Real Estate Investment Trusts — 5.0%
12,440	Extra Space Storage, Inc.	1,114,500
38,038	Hospitality Properties Trust	946,385
60,780	Host Hotels & Resorts, Inc.[1]	1,188,857
10,628	Liberty Property Trust	444,463
6,200	National Health Investors, Inc. REIT	423,274

		4,117,479

	Food & Staples Retailing — 2.7%
15,640	Sysco Corp.	978,126
6,000	Walgreens Boots Alliance, Inc.	398,700
9,620	Walmart, Inc.	850,985

		2,227,811

	Food Products — 1.5%
23,190	Conagra Brands, Inc.	859,653
5,640	Lamb Weston Holdings, Inc.	368,405

		1,228,058

	Health Care Equipment & Supplies — 1.4%
16,620	Baxter International, Inc.	1,155,090

	Health Care Providers & Services — 7.5%
10,640	Amedisys, Inc.[2]	703,198
3,640	Anthem, Inc.	859,003
17,540	Cardinal Health, Inc.	1,125,542
4,020	Centene Corp.[2]	436,492
9,020	DaVita, Inc.[2]	566,366
13,380	Molina Healthcare, Inc.[2]	1,113,885
6,700	WellCare Health Plans, Inc.[1,2]	1,374,572

		6,179,058

	Hotels, Restaurants & Leisure — 2.1%
15,340	Wyndham Worldwide Corp.[1]	1,751,981

	Household Durables — 0.5%
120	NVR, Inc.[2]	372,000

See Notes to Financial Statements.

97

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Quantitative U.S. Total Market Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Household Products — 1.4%
7,500	Church & Dwight Co., Inc.	$346,500
13,300	Energizer Holdings, Inc.	762,888

		1,109,388

	Independent Power Producers & Energy Traders — 0.6%
40,300	AES Corp.	493,272

	Industrial Conglomerates — 1.3%
7,360	Honeywell International, Inc.	1,064,845

	Insurance — 5.5%
22,720	Athene Holding, Ltd. — Class A2	1,113,280
6,040	Lincoln National Corp.	426,666
14,520	Principal Financial Group, Inc.	859,874
7,380	Travelers Cos., Inc. (The)	971,208
23,340	Unum Group	1,129,189

		4,500,217

	Internet Software & Services — 0.6%
10,060	Yelp, Inc.[2]	451,191

	IT Services — 10.1%
1,447	Accenture PLC — Class A	218,786
20,120	Amdocs, Ltd.[1]	1,353,070
12,640	Cognizant Technology Solutions Corp. — Class A	1,034,205
15,348	Conduent, Inc.[2]	298,672
4,920	FleetCor Technologies, Inc.[2]	1,019,818
49,500	Genpact, Ltd.[1]	1,578,555
8,080	ManTech International Corp. — Class A	477,447
14,940	MAXIMUS, Inc.	1,010,392
12,913	PayPal Holdings, Inc.[2]	963,439
2,800	Visa, Inc. — Class A	355,264

		8,309,648

	Life Sciences Tools & Services — 3.4%
14,265	Agilent Technologies, Inc.	937,781
7,900	Cambrex Corp.[2]	418,305
13,700	Charles River Laboratories International, Inc.[1,2]	1,427,403

		2,783,489

	Machinery — 4.3%
8,960	AGCO Corp.	561,613
9,020	Crane Co.[2]	754,433
9,160	IDEX Corp.[1]	1,224,326
11,660	Ingersoll-Rand PLC	978,157

		3,518,529

	Media — 2.7%
47,340	Interpublic Group of Cos., Inc. (The)	1,116,750
15,080	Omnicom Group, Inc.	1,110,793

		2,227,543

	Metals & Mining — 1.7%
8,233	Newmont Mining Corp.	323,475
24,520	Steel Dynamics, Inc.	1,098,741

		1,422,216

	Multi-line Retail — 1.7%
10,660	Kohl’s Corp.	662,199

See Notes to Financial Statements.

98

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Multi-line Retail — (Continued)
9,840	Target Corp.	$714,384

		1,376,583

	Multi-Utilities — 1.0%
30,080	MDU Resources Group, Inc.	847,354

	Oil, Gas & Consumable Fuels — 5.1%
6,920	Andeavor	957,174
5,548	ConocoPhillips	363,394
16,740	Marathon Petroleum Corp.[1]	1,253,994
14,300	Valero Energy Corp.[1]	1,586,299

		4,160,861

	Pharmaceuticals — 4.4%
10,500	Johnson & Johnson[1]	1,328,145
24,000	Pfizer, Inc.	878,640
29,240	Supernus Pharmaceuticals, Inc.[1,2]	1,371,356

		3,578,141

	Professional Services — 1.3%
11,160	ManpowerGroup, Inc.[1]	1,068,235

	Real Estate Management & Development — 1.4%
25,320	CBRE Group, Inc. — Class A1,2	1,147,249

	Road & Rail — 1.0%
8,320	Landstar System, Inc.	845,728

	Semiconductors & Semiconductor Equipment — 6.8%
20,400	Applied Materials, Inc.	1,013,268
9,000	Intel Corp.	464,580
18,320	Micron Technology, Inc.[2]	842,354
6,220	NVIDIA Corp.[1]	1,398,878
38,880	ON Semiconductor Corp.[2]	858,470
9,980	Texas Instruments, Inc.	1,012,272

		5,589,822

	Software — 5.4%
8,980	Activision Blizzard, Inc.	595,823
6,500	CDK Global, Inc.	424,060
9,140	Citrix Systems, Inc.[2]	940,597
13,960	Dell Technologies, Inc. — Class V2	1,001,909
9,880	Imperva, Inc.[2]	442,130
9,680	Oracle Corp.	442,086
13,889	Verint Systems, Inc.[2]	584,727

		4,431,332

	Specialty Retail — 5.6%
14,760	Best Buy Co., Inc.	1,129,583
6,300	Home Depot, Inc.	1,164,240
4,800	Lowe’s Cos., Inc.	395,664
12,220	Ross Stores, Inc.	987,987
11,240	TJX Cos., Inc. (The)	953,714

		4,631,188

	Technology Hardware, Storage & Peripherals — 1.9%
19,400	HP, Inc.	416,906
16,660	NetApp, Inc.	1,109,223

		1,526,129

See Notes to Financial Statements.

99

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Quantitative U.S. Total Market Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Textiles, Apparel & Luxury Goods — 0.3%
11,980	Hanesbrands, Inc.	$221,271

	TOTAL COMMON STOCKS (Cost $79,200,843)	105,633,812

Face Amount

REPURCHASE AGREEMENT* — 0.5%
$378,069	With Fixed Income Clearing Corp., dated 4/30/18, 0.28%, principal and interest in the amount of $378,072, due 5/1/18, (collateralized by a U.S. Treasury Inflation Indexed Note with a par value of $390,000, coupon rate of 0.625%, due 4/15/2023, market value of $389,025)	378,069

	TOTAL REPURCHASE AGREEMENT (Cost $378,069)	378,069

TOTAL LONG INVESTMENTS (Cost $79,578,912)	129.3%	$106,011,881

Shares

COMMON STOCKS SOLD SHORT* — (29.2)%
	Aerospace & Defense — (1.6)%
(5,460)	Cubic Corp.	(337,155)
(1,500)	General Dynamics Corp.	(301,965)
(1,620)	Raytheon Co.	(332,002)
(1,100)	TransDigm Group, Inc.	(352,627)

		(1,323,749)

	Air Freight & Logistics — (0.8)%
(1,400)	FedEx Corp.	(346,080)
(2,520)	United Parcel Service, Inc. — Class B	(286,020)

		(632,100)

	Banks — (3.4)%
(4,420)	Ameris Bancorp	(228,514)
(6,600)	Bank of the Ozarks, Inc.	(308,880)
(2,820)	First Republic Bank	(261,893)
(11,400)	Fulton Financial Corp.	(192,660)
(4,940)	MB Financial, Inc.	(210,543)
(19,800)	Old National Bancorp	(340,560)
(5,060)	Pinnacle Financial Partners, Inc.	(324,093)
(9,280)	Simmons First National Corp. — Class A	(280,256)
(3,160)	South State Corp.	(273,498)
(14,940)	Sterling Bancorp	(354,825)

		(2,775,722)

	Beverages — (0.3)%
(5,900)	Coca-Cola Co. (The)	(254,939)

	Building Products — (0.4)%
(1,520)	Lennox International, Inc.	(293,923)

	Capital Markets — (0.6)%
(1,020)	Goldman Sachs Group, Inc. (The)	(243,097)
(1,280)	MarketAxess Holdings, Inc.	(254,246)

		(497,343)

	Chemicals — (1.0)%
(4,600)	Ashland Global Holdings, Inc.	(304,428)
(4,620)	DowDuPont, Inc.	(292,169)

See Notes to Financial Statements.

100

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Chemicals — (Continued)
(1,720)	Ecolab, Inc.	$(249,004)

		(845,601)

	Commercial Services & Supplies — (0.9)%
(4,700)	Clean Harbors, Inc.[2]	(215,260)
(6,320)	HNI Corp.	(211,025)
(4,680)	Stericycle, Inc.[2]	(274,763)

		(701,048)

	Construction Materials — (0.7)%
(1,520)	Martin Marietta Materials, Inc.	(296,050)
(2,420)	Vulcan Materials Co.	(270,290)

		(566,340)

	Containers & Packaging — (0.3)%
(7,000)	Ball Corp.	(280,630)

	Distributors — (0.3)%
(2,920)	Genuine Parts Co.	(257,894)

	Diversified Telecommunication Services — (0.3)%
(25,340)	Consolidated Communications Holdings, Inc.	(286,342)

	Electrical Equipment — (0.2)%
(1,100)	Acuity Brands, Inc.	(131,747)

	Electronic Equipment, Instruments & Components — (0.4)%
(6,600)	Cognex Corp.	(305,250)

	Equity Real Estate Investment Trusts — (2.8)%
(8,120)	Acadia Realty Trust	(191,632)
(1,900)	AvalonBay Communities, Inc. REIT	(309,700)
(1,900)	Federal Realty Investment Trust	(220,115)
(9,060)	Kite Realty Group Trust	(133,363)
(3,560)	Mid-America Apartment Communities, Inc. REIT	(325,597)
(1,220)	Public Storage	(246,172)
(3,360)	Realty Income Corp.	(169,714)
(3,000)	SL Green Realty Corp.	(293,220)
(3,500)	Ventas, Inc.	(179,970)
(2,900)	Vornado Realty Trust	(197,287)

		(2,266,770)

	Food & Staples Retailing — (0.3)%
(3,300)	PriceSmart, Inc.	(289,080)

	Health Care Equipment & Supplies — (2.5)%
(1,400)	Becton Dickinson & Co.	(324,618)
(1,380)	Cooper Cos., Inc. (The)	(315,620)
(5,920)	DENTSPLY SIRONA, Inc.	(298,013)
(2,820)	DexCom, Inc.[2]	(206,368)
(3,840)	Medtronic PLC	(307,699)
(2,020)	Stryker Corp.	(342,228)
(2,020)	Zimmer Biomet Holdings, Inc.	(232,643)

		(2,027,189)

	Health Care Providers & Services — (0.6)%
(9,500)	Envision Healthcare Corp.[2]	(353,115)
(4,440)	Patterson Cos., Inc.	(103,363)

		(456,478)

See Notes to Financial Statements.

101

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Quantitative U.S. Total Market Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Hotels, Restaurants & Leisure — (1.1)%
(700)	Chipotle Mexican Grill, Inc.[2]	$(296,331)
(7,180)	Dave & Buster’s Entertainment, Inc.[2]	(305,078)
(2,940)	Jack in the Box, Inc.	(263,718)

		(865,127)

	Household Products — (0.4)%
(2,520)	Clorox Co. (The)	(295,344)

	Industrial Conglomerates — (0.3)%
(17,580)	General Electric Co.	(247,351)

	Insurance — (2.1)%
(3,940)	American International Group, Inc.	(220,640)
(6,340)	Argo Group International Holdings, Ltd.	(370,573)
(3,720)	Cincinnati Financial Corp.	(261,665)
(1,720)	Erie Indemnity Co. — Class A	(200,844)
(4,120)	Mercury General Corp.	(188,408)
(4,420)	RLI Corp.	(279,697)
(2,980)	WR Berkley Corp.	(222,189)

		(1,744,016)

	Internet & Catalog Retail — (0.4)%
(200)	Amazon.com, Inc.[2]	(313,226)

	IT Services — (0.9)%
(6,860)	Black Knight, Inc.[2]	(333,739)
(2,020)	Gartner, Inc.[2]	(245,006)
(1,300)	International Business Machines Corp.	(188,448)

		(767,193)

	Machinery — (0.8)%
(7,300)	Donaldson Co., Inc.	(323,098)
(7,660)	Flowserve Corp.	(340,181)

		(663,279)

	Media — (0.2)%
(6,460)	Sinclair Broadcast Group, Inc. — Class A	(183,141)

	Oil, Gas & Consumable Fuels — (0.9)%
(6,740)	Cheniere Energy, Inc.[2]	(391,998)
(2,780)	Chevron Corp.	(347,806)

		(739,804)

	Pharmaceuticals — (0.6)%
(4,200)	Eli Lilly & Co.	(340,494)
(2,167)	Perrigo Co. PLC	(169,329)

		(509,823)

	Professional Services — (0.4)%
(900)	CoStar Group, Inc.[2]	(329,994)

	Road & Rail — (0.7)%
(880)	AMERCO	(297,018)
(5,380)	CSX Corp.	(319,518)

		(616,536)

	Semiconductors & Semiconductor Equipment — (1.1)%
(7,120)	Cree, Inc.[2]	(265,718)
(4,900)	Qorvo, Inc.[2]	(330,260)
(6,040)	QUALCOMM, Inc.	(308,101)

		(904,079)

See Notes to Financial Statements.

102

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Quantitative U.S. Total Market Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Software — (0.8)%
(2,400)	Autodesk, Inc.[2]	$(302,160)
(4,280)	PTC, Inc.[2]	(352,458)

		(654,618)

	Specialty Retail — (0.6)%
(2,740)	Advance Auto Parts, Inc.	(313,593)
(5,280)	L Brands, Inc.	(184,325)

		(497,918)

	Thrifts & Mortgage Finance — (0.5)%
(15,640)	New York Community Bancorp, Inc.	(185,803)
(4,480)	WSFS Financial Corp.	(224,448)

		(410,251)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(25,838,619))	(23,933,845)

TOTAL SHORT INVESTMENTS (Proceeds $(25,838,619))	(29.2)%	$(23,933,845)

TOTAL INVESTMENTS (Cost $53,740,293)	100.1%	$82,078,036

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(75,731)

NET ASSETS	100.0%	$82,002,305

*	Percentages indicated are based on net assets.
[1]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $30,289,096.
[2]	Non income-producing security.

See Notes to Financial Statements.

103

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Quantitative U.S. Total Market Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2018, industry diversification of the Portfolio was as follows:

	% of Net Assets	Value
INDUSTRIES:
Long Positions:
Banks	12.4%	$10,131,888
IT Services	10.1	8,309,648
Health Care Providers & Services	7.5	6,179,058
Semiconductors & Semiconductor Equipment	6.8	5,589,822
Specialty Retail	5.6	4,631,188
Insurance	5.5	4,500,217
Software	5.4	4,431,332
Oil, Gas & Consumable Fuels	5.1	4,160,861
Equity Real Estate Investment Trusts	5.0	4,117,479
Capital Markets	4.6	3,786,586
Pharmaceuticals	4.4	3,578,141
Machinery	4.3	3,518,529
Life Sciences Tools & Services	3.4	2,783,489
Containers & Packaging	2.8	2,304,159
Food & Staples Retailing	2.7	2,227,811
Media	2.7	2,227,543
Communications Equipment	2.3	1,864,609
Hotels, Restaurants & Leisure	2.1	1,751,981
Electric Utilities	2.0	1,631,927
Technology Hardware, Storage & Peripherals	1.9	1,526,129
Electronic Equipment, Instruments & Components	1.8	1,507,333
Construction & Engineering	1.8	1,496,821
Chemicals	1.8	1,461,081
Metals & Mining	1.7	1,422,216
Diversified Telecommunication Services	1.7	1,398,573
Multi-line Retail	1.7	1,376,583
Food Products	1.5	1,228,058
Beverages	1.5	1,204,102
Biotechnology	1.4	1,177,222
Health Care Equipment & Supplies	1.4	1,155,090
Real Estate Management & Development	1.4	1,147,249
Household Products	1.4	1,109,388
Professional Services	1.3	1,068,235
Industrial Conglomerates	1.3	1,064,845
Air Freight & Logistics	1.2	979,612
Diversified Consumer Services	1.2	974,196
Commercial Services & Supplies	1.0	853,776
Multi-Utilities	1.0	847,354
Road & Rail	1.0	845,728
Aerospace & Defense	0.9	702,434
Airlines	0.7	590,622
Independent Power Producers & Energy Traders	0.6	493,272
Automobiles	0.6	462,770
Internet Software & Services	0.6	451,191
Consumer Finance	0.5	413,250
Household Durables	0.5	372,000
Electrical Equipment	0.4	357,143
Textiles, Apparel & Luxury Goods	0.3	221,271

Short Positions:
Electrical Equipment	(0.2)	(131,747)
Media	(0.2)	(183,141)
Industrial Conglomerates	(0.3)	(247,351)
Beverages	(0.3)	(254,939)

See Notes to Financial Statements.

104

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Quantitative U.S. Total Market Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

April 30, 2018 — (Unaudited)

	% of Net Assets	Value
INDUSTRIES: — (Continued)
Short Positions: — (Continued)
Distributors	(0.3)%	$(257,894)
Containers & Packaging	(0.3)	(280,630)
Diversified Telecommunication Services	(0.3)	(286,342)
Food & Staples Retailing	(0.3)	(289,080)
Building Products	(0.4)	(293,923)
Household Products	(0.4)	(295,344)
Electronic Equipment, Instruments & Components	(0.4)	(305,250)
Internet & Catalog Retail	(0.4)	(313,226)
Professional Services	(0.4)	(329,994)
Thrifts & Mortgage Finance	(0.5)	(410,251)
Health Care Providers & Services	(0.6)	(456,478)
Capital Markets	(0.6)	(497,343)
Specialty Retail	(0.6)	(497,918)
Pharmaceuticals	(0.6)	(509,823)
Construction Materials	(0.7)	(566,340)
Road & Rail	(0.7)	(616,536)
Air Freight & Logistics	(0.8)	(632,100)
Software	(0.8)	(654,618)
Machinery	(0.8)	(663,279)
Commercial Services & Supplies	(0.9)	(701,048)
Oil, Gas & Consumable Fuels	(0.9)	(739,804)
IT Services	(0.9)	(767,193)
Chemicals	(1.0)	(845,601)
Hotels, Restaurants & Leisure	(1.1)	(865,127)
Semiconductors & Semiconductor Equipment	(1.1)	(904,079)
Aerospace & Defense	(1.6)	(1,323,749)
Insurance	(2.1)	(1,744,016)
Health Care Equipment & Supplies	(2.5)	(2,027,189)
Equity Real Estate Investment Trusts	(2.8)	(2,266,770)
Banks	(3.4)	(2,775,722)

TOTAL COMMON STOCKS	99.6%	$81,699,967

REPURCHASE AGREEMENT	0.5	378,069

TOTAL INVESTMENTS	100.1%	$82,078,036

See Notes to Financial Statements.

105

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Strategic Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 97.5%
	Aerospace & Defense — 8.4%
24,726	Boeing Co. (The)	$8,247,604
33,640	Raytheon Co.	6,894,182
31,500	United Technologies Corp.	3,784,725

		18,926,511

	Banks — 7.0%
51,726	JPMorgan Chase & Co.	5,626,754
36,977	PNC Financial Services Group, Inc. (The)	5,384,221
92,150	Wells Fargo & Co.	4,788,114

		15,799,089

	Beverages — 2.7%
18,596	Dr Pepper Snapple Group, Inc.	2,230,776
37,958	PepsiCo, Inc.	3,831,481

		6,062,257

	Biotechnology — 4.0%
17,091	Biogen, Inc.[1]	4,676,098
59,793	Gilead Sciences, Inc.	4,318,848

		8,994,946

	Capital Markets — 3.7%
145,727	Invesco, Ltd.	4,221,711
38,659	Northern Trust Corp.	4,126,849

		8,348,560

	Communications Equipment — 3.1%
156,933	Cisco Systems, Inc.	6,950,563

	Consumer Finance — 3.2%
26,568	American Express Co.	2,623,590
63,442	Discover Financial Services	4,520,243

		7,143,833

	Electrical Equipment — 2.9%
91,893	AMETEK, Inc.	6,414,131

	Electronic Equipment, Instruments & Components — 1.5%
40,054	Amphenol Corp. — Class A	3,352,920

	Energy Equipment & Services — 3.5%
96,697	Halliburton Co.	5,123,974
40,779	Schlumberger, Ltd.	2,795,808

		7,919,782

	Food & Staples Retailing — 1.5%
37,087	Walmart, Inc.	3,280,716

	Food Products — 1.5%
82,888	Campbell Soup Co.	3,380,173

	Health Care Equipment & Supplies — 2.8%
161,467	Smith & Nephew PLC, Sponsored ADR	6,276,222

	Health Care Providers & Services — 2.4%
31,702	Laboratory Corp. of America Holdings[1]	5,413,117

	Household Products — 1.2%
41,522	Colgate-Palmolive Co.	2,708,480

	Insurance — 1.9%
31,045	Chubb, Ltd.	4,211,875

See Notes to Financial Statements.

106

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Strategic Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Internet & Catalog Retail — 3.0%
3,108	Booking Holdings, Inc.[1]	$6,769,224

	Internet Software & Services — 3.3%
7,289	Alphabet, Inc. — Class C1	7,415,318

	IT Services — 12.4%
30,310	Accenture PLC — Class A	4,582,872
70,722	Cognizant Technology Solutions Corp. — Class A	5,786,474
31,264	Gartner, Inc.[1]	3,792,011
56,322	Global Payments, Inc.	6,367,202
40,910	Mastercard, Inc. — Class A	7,293,026

		27,821,585

	Life Sciences Tools & Services — 2.1%
24,441	Waters Corp.[1]	4,604,929

	Machinery — 1.7%
22,671	Parker-Hannifin Corp.	3,732,100

	Media — 2.0%
61,414	Omnicom Group, Inc	4,523,755

	Multi-line Retail — 4.0%
45,855	Dollar General Corp.	4,426,383
46,448	Dollar Tree, Inc.[1]	4,453,899

		8,880,282

	Oil, Gas & Consumable Fuels — 2.3%
40,802	Chevron Corp.	5,104,738

	Pharmaceuticals — 4.1%
81,423	Abbott Laboratories	4,733,119
56,013	Eli Lilly & Co.	4,540,974

		9,274,093

	Software — 2.9%
144,936	Oracle Corp.	6,619,227

	Specialty Retail — 2.6%
31,599	Home Depot, Inc.	5,839,495

	Technology Hardware, Storage & Peripherals — 3.9%
52,531	Apple, Inc.	8,681,273

	Textiles, Apparel & Luxury Goods — 1.9%
41,694	Carter’s, Inc.	4,182,742

	TOTAL COMMON STOCKS (Cost $129,513,976)	218,631,936

See Notes to Financial Statements.

107

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Strategic Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Face Amount		Value

REPURCHASE AGREEMENT* — 2.3%
$5,051,597	With Fixed Income Clearing Corp., dated 4/30/18, 0.28%, principal and interest in the amount of $5,051,636, due 5/1/18, (collateralized by a U.S. Treasury Inflation Indexed Note with a par value of $5,170,000, coupon rate of 0.625%, due 4/15/2023, market value of $5,157,075)	$5,051,597

	TOTAL REPURCHASE AGREEMENT (Cost $5,051,597)	5,051,597

TOTAL INVESTMENTS (Cost $134,565,573)	99.8%	$223,683,533

OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	430,280

NET ASSETS	100.0%	$224,113,813

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.

Abbreviations:

ADR — American Depositary Receipt

See Notes to Financial Statements.

108

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

April 30, 2018 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2018, industry diversification of the Portfolio was as follows:

	% of Net Assets	Value
INDUSTRIES:
IT Services	12.4%	$27,821,585
Aerospace & Defense	8.4	18,926,511
Banks	7.0	15,799,089
Pharmaceuticals	4.1	9,274,093
Biotechnology	4.0	8,994,946
Multi-line Retail	4.0	8,880,282
Technology Hardware, Storage & Peripherals	3.9	8,681,273
Capital Markets	3.7	8,348,560
Energy Equipment & Services	3.5	7,919,782
Internet Software & Services	3.3	7,415,318
Consumer Finance	3.2	7,143,833
Communications Equipment	3.1	6,950,563
Internet & Catalog Retail	3.0	6,769,224
Software	2.9	6,619,227
Electrical Equipment	2.9	6,414,131
Health Care Equipment & Supplies	2.8	6,276,222
Beverages	2.7	6,062,257
Specialty Retail	2.6	5,839,495
Health Care Providers & Services	2.4	5,413,117
Oil, Gas & Consumable Fuels	2.3	5,104,738
Life Sciences Tools & Services	2.1	4,604,929
Media	2.0	4,523,755
Insurance	1.9	4,211,875
Textiles, Apparel & Luxury Goods	1.9	4,182,742
Machinery	1.7	3,732,100
Food Products	1.5	3,380,173
Electronic Equipment, Instruments & Components	1.5	3,352,920
Food & Staples Retailing	1.5	3,280,716
Household Products	1.2	2,708,480

TOTAL COMMON STOCKS	97.5%	$218,631,936

REPURCHASE AGREEMENT	2.3	5,051,597

TOTAL INVESTMENTS	99.8%	$223,683,533

See Notes to Financial Statements.

109

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.4%
	Aerospace & Defense — 0.7%
609,974	AAR Corp.	$26,411,874

	Airlines — 0.6%
361,664	SkyWest, Inc.	20,578,682

	Automotive — 1.8%
2,516,963	American Axle & Manufacturing Holdings, Inc.[1]	38,610,213
248,943	LCI Industries	23,724,268

		62,334,481

	Banking — 16.2%
951,841	Chemical Financial Corp.	52,246,552
363,652	Eagle Bancorp, Inc.[1]	21,346,372
777,333	FCB Financial Holdings, Inc. — Class A1	44,929,847
464,940	First Interstate BancSystem, Inc. — Class A	18,830,071
910,343	First Midwest Bancorp, Inc.	22,130,438
5,080,125	FNB Corp.	66,041,625
1,204,443	Great Western Bancorp, Inc.	49,550,785
1,980,552	Home BancShares, Inc.	46,028,029
1,724,292	Hope Bancorp, Inc.	29,813,009
776,108	LegacyTexas Financial Group, Inc.	31,874,756
1,930,526	Umpqua Holdings Corp.	45,483,193
1,469,243	United Community Banks, Inc.	46,912,929
790,753	Western Alliance Bancorp[1]	46,638,612
613,809	Wintrust Financial Corp.	54,905,215

		576,731,433

	Building Materials — 3.9%
2,322,244	Builders FirstSource, Inc.[1]	42,334,508
555,242	EMCOR Group, Inc.	40,860,259
363,652	US Concrete, Inc.[1,2]	21,255,460
1,113,712	US Silica Holdings, Inc.	33,533,868

		137,984,095

	Chemicals — 1.3%
638,216	Trinseo SA	46,557,857

	Commercial Services — 5.2%
934,750	Aaron’s, Inc.	39,044,508
745,799	AMN Healthcare Services, Inc.[1]	49,856,663
484,455	ASGN, Inc.[1]	39,061,607
148,074	Grand Canyon Education, Inc.[1]	15,398,215
801,739	Korn/Ferry International	42,860,967

		186,221,960

	Communications — 2.8%
1,025,052	ARRIS International PLC[1]	27,676,404
2,890,540	Iridium Communications, Inc.[1,2]	34,397,426
666,292	NETGEAR, Inc.[1]	36,845,948

		98,919,778

	Computer Software & Processing — 4.1%
1,326,024	Blucora, Inc.[1]	34,476,624
339,642	CACI International, Inc. — Class A1	51,302,924
867,103	Verint Systems, Inc.[1]	36,505,036
1,326,468	Web.com Group, Inc.[1]	24,672,305

		146,956,889

	Computers & Information — 1.6%
1,066,550	Electronics for Imaging, Inc.[1]	29,543,435

See Notes to Financial Statements.

110

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Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Computers & Information — (Continued)
659,771	Omnicell, Inc.[1]	$28,436,130

		57,979,565

	Electric Utilities — 2.8%
334,364	ALLETE, Inc.	25,548,753
505,204	IDACORP, Inc.	46,983,972
456,389	Ormat Technologies, Inc.	26,424,923

		98,957,648

	Electrical Equipment — 0.9%
463,717	EnerSys	31,792,438

	Electronics — 5.7%
824,075	Diodes, Inc.[1]	23,527,341
1,352,140	Finisar Corp.[1,2]	21,066,341
944,513	Integrated Device Technology, Inc.[1]	26,285,797
1,792,631	MaxLinear, Inc.[1]	40,029,450
902,187	Mercury Systems, Inc.[1]	28,942,159
2,562,125	TTM Technologies, Inc.[1]	35,716,023
1,266,678	Xperi Corp.	27,866,916

		203,434,027

	Entertainment & Leisure — 2.1%
2,890,895	Callaway Golf Co.	49,896,847
840,790	Camping World Holdings, Inc. — Class A	24,071,818

		73,968,665

	Financial Services — 4.0%
469,811	Evercore, Inc. — Class A	47,568,364
1,510,741	Hudson Pacific Properties, Inc.	49,658,057
1,319,152	Pebblebrook Hotel Trust	46,157,128

		143,383,549

	Forest Products & Paper — 4.2%
603,251	Beacon Roofing Supply, Inc.[1]	29,529,136
774,896	Boise Cascade Co.	32,235,673
3,474,202	Graphic Packaging Holding Co.	49,681,089
615,031	Masonite International Corp.[1]	37,332,382

		148,778,280

	Health Care Providers — 1.9%
909,131	Acadia Healthcare Co., Inc.[1,2]	32,346,881
1,016,513	Tivity Health, Inc.[1]	36,543,642

		68,890,523

	Heavy Construction — 3.6%
779,777	Granite Construction, Inc.	40,844,719
1,045,801	MasTec, Inc.[1]	46,015,244
2,367,388	TRI Pointe Group, Inc.[1]	40,506,009

		127,365,972

	Heavy Machinery — 3.5%
1,537,584	Brooks Automation, Inc.	38,255,089
502,768	Dycom Industries, Inc.[1]	52,217,484
1,056,788	Entegris, Inc.	34,028,574

		124,501,147

	Home Construction, Furnishings & Appliances — 0.9%
366,088	Helen of Troy, Ltd.[1]	32,636,745

See Notes to Financial Statements.

111

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Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Household Products — 1.7%
738,280	Apogee Enterprises, Inc.	$30,350,690
1,436,297	Ferro Corp.[1]	31,612,897

		61,963,587

	Industrial — Diversified — 0.8%
634,557	Hillenbrand, Inc.	29,411,717

	Insurance — 1.1%
2,672,463	Radian Group, Inc.	38,216,221

	Lodging — 1.1%
1,140,786	Boyd Gaming Corp.	37,885,503

	Media — Broadcasting & Publishing — 2.2%
558,064	Nexstar Media Group, Inc.	34,739,484
1,537,385	Sinclair Broadcast Group, Inc. — Class A	43,584,865

		78,324,349

	Medical Supplies — 4.9%
988,446	BioTelemetry, Inc.[1]	37,758,637
131,789	ICU Medical, Inc.[1]	33,171,291
924,988	Integra LifeSciences Holdings Corp.[1]	57,007,010
485,679	Merit Medical Systems, Inc.[1]	23,555,432
1,107,831	Wright Medical Group N.V.[1,2]	21,724,566

		173,216,936

	Miscellaneous — 1.7%
1,238,542	B&G Foods, Inc.	28,176,831
1,502,190	Columbia Property Trust, Inc.	32,086,778

		60,263,609

	Oil & Gas — 5.0%
4,108,938	Callon Petroleum Co.[1,2]	57,155,327
2,287,008	Carrizo Oil & Gas, Inc.[1,2]	45,900,250
420,173	Delek US Holdings, Inc.	19,903,595
2,477,215	Gulfport Energy Corp.[1]	23,038,100
1,753,815	ProPetro Holding Corp.[1,2]	32,094,815

		178,092,087

	Pharmaceuticals — 4.3%
817,605	Emergent BioSolutions, Inc.[1]	42,400,995
2,899,445	Horizon Pharma PLC[1]	38,388,652
312,403	Ligand Pharmaceuticals, Inc.[1]	48,375,604
491,782	Supernus Pharmaceuticals, Inc.[1]	23,064,576

		152,229,827

	Real Estate — 0.5%
749,266	Hilltop Holdings, Inc.	16,798,544

	Restaurants — 2.4%
2,001,300	Bloomin’ Brands, Inc.	47,350,758
889,606	Dave & Buster’s Entertainment, Inc.[1,2]	37,799,359

		85,150,117

	Retailers — 1.4%
716,318	Five Below, Inc.[1]	50,579,214

	Telecommunications — 2.5%
633,334	j2 Global, Inc.	50,274,053
3,447,596	Vonage Holdings Corp.[1]	38,544,123

		88,818,176

See Notes to Financial Statements.

112

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Textiles, Clothing & Fabrics — 0.9%
435,652	Oxford Industries, Inc.	$33,562,630

	Transportation — 1.1%
1,047,023	Knight-Swift Transportation Holdings, Inc.	40,844,367

	TOTAL COMMON STOCKS (Cost $3,117,958,319)	3,539,742,492

Face Amount

REPURCHASE AGREEMENT* — 0.7%
$26,487,747	With Fixed Income Clearing Corp., dated 4/30/18, 0.28%, principal and interest in the amount of $26,487,953, due 5/1/18, (collateralized by a U.S. Treasury Inflation Indexed Note with a par value of $27,090,000, coupon rate of 0.625%, due 4/15/2023, market value of $27,022,275)	26,487,747

	TOTAL REPURCHASE AGREEMENT (Cost $26,487,747)	26,487,747

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.3%
151,384,252	State Street Navigator Securities Lending Government Money Market Portfolio	151,384,252

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $151,384,252)	151,384,252

TOTAL INVESTMENTS (Cost $3,295,830,318)	104.4%	$3,717,614,491

LIABILITIES IN EXCESS OF OTHER ASSETS	(4.4)	(156,476,261)

NET ASSETS	100.0%	$3,561,138,230

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.

See Notes to Financial Statements.

113

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

April 30, 2018 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2018, industry diversification of the Portfolio was as follows:

	% of Net Assets	Value
INDUSTRIES:
Banking	16.2%	$576,731,433
Electronics	5.7	203,434,026
Commercial Services	5.2	186,221,960
Oil & Gas	5.0	178,092,087
Medical Supplies	4.9	173,216,936
Pharmaceuticals	4.3	152,229,828
Forest Products & Paper	4.2	148,778,280
Computer Software & Processing	4.1	146,956,889
Financial Services	4.0	143,383,550
Building Materials	3.9	137,984,094
Heavy Construction	3.6	127,365,972
Heavy Machinery	3.5	124,501,147
Electric Utilities	2.8	98,957,648
Communications	2.8	98,919,778
Telecommunications	2.5	88,818,176
Restaurants	2.4	85,150,117
Media — Broadcasting & Publishing	2.2	78,324,349
Entertainment & Leisure	2.1	73,968,666
Health Care Providers	1.9	68,890,523
Automotive	1.8	62,334,480
Household Products	1.7	61,963,587
Miscellaneous	1.7	60,263,609
Computers & Information	1.6	57,979,565
Retailers	1.4	50,579,214
Chemicals	1.3	46,557,857
Transportation	1.1	40,844,367
Insurance	1.1	38,216,221
Lodging	1.1	37,885,503
Textiles, Clothing & Fabrics	0.9	33,562,630
Home Construction, Furnishings & Appliances	0.9	32,636,745
Electrical Equipment	0.9	31,792,438
Industrial — Diversified	0.8	29,411,717
Aerospace & Defense	0.7	26,411,874
Airlines	0.6	20,578,682
Real Estate	0.5	16,798,544

TOTAL COMMON STOCKS	99.4%	$3,539,742,492

REPURCHASE AGREEMENT	0.7	26,487,747

INVESTMENT OF SECURITY LENDING COLLATERAL	4.3	151,384,252

TOTAL INVESTMENTS	104.4%	$3,717,614,491

See Notes to Financial Statements.

114

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.1%
	Automotive — 2.8%
8,699	Gentex Corp.	$197,815
1,260	Thor Industries, Inc.	133,737

		331,552

	Banking — 12.8%
4,504	Bank of the Ozarks, Inc.[1]	210,787
4,991	East West Bancorp, Inc.	332,500
16,912	Huntington Bancshares, Inc.	252,158
6,211	PacWest Bancorp	318,252
2,819	Prosperity Bancshares, Inc.	202,319
3,467	Western Alliance Bancorp[2]	204,484

		1,520,500

	Chemicals — 5.7%
4,767	Berry Plastics Group, Inc.[2]	262,185
5,679	Chemours Co. (The)	274,920
4,718	Huntsman Corp.	140,455

		677,560

	Commercial Services — 6.9%
6,023	AECOM[2]	207,432
1,327	ManpowerGroup, Inc.	127,020
2,842	Total System Services, Inc.	238,899
2,985	Worldpay, Inc. — Class A2	242,442

		815,793

	Communications — 7.6%
4,866	ARRIS International PLC[2]	131,382
9,521	Ciena Corp.[2]	245,166
5,344	CommScope Holding Co., Inc.[2]	204,248
2,046	Harris Corp.	320,035

		900,831

	Computer Software & Processing — 1.5%
2,587	Amdocs, Ltd.	173,976

	Computers & Information — 1.4%
5,505	NCR Corp.[2]	169,389

	Electric Utilities — 3.7%
7,238	Great Plains Energy, Inc.	236,900
6,287	OGE Energy Corp.	206,653

		443,553

	Electronics — 3.3%
2,596	Arrow Electronics, Inc.[2]	194,025
7,068	Integrated Device Technology, Inc.[2]	196,703

		390,728

	Entertainment & Leisure — 1.5%
5,237	Gaming and Leisure Properties, Inc.	179,472

	Financial Services — 1.7%
12,551	Sunstone Hotel Investors, Inc.	195,796

	Forest Products & Paper — 2.2%
7,006	Masco Corp.	265,317

	Health Care Providers — 3.3%
2,318	Laboratory Corp. of America Holdings[2]	395,799

See Notes to Financial Statements.

115

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Heavy Construction — 5.5%
8,177	MasTec, Inc.[2]	$359,788
9,606	PulteGroup, Inc.	291,638

		651,426

	Heavy Machinery — 4.6%
3,065	Dycom Industries, Inc.[2]	318,331
4,750	ITT, Inc.	232,227

		550,558

	Industrial — 2.3%
3,204	Crane Co.	267,983

	Insurance — 5.0%
2,605	Lincoln National Corp.	184,017
10,000	Old Republic International Corp.	204,000
4,017	Voya Financial, Inc.	210,290

		598,307

	Media — Broadcasting & Publishing — 1.7%
19,543	TEGNA, Inc.	206,570

	Medical Supplies — 1.4%
983	Coherent, Inc.[2]	165,360

	Metals & Mining — 3.7%
3,105	Belden, Inc.[1]	191,268
5,505	Steel Dynamics, Inc.	246,679

		437,947

	Oil & Gas — 7.1%
2,480	Andeavor	343,034
5,170	Antero Resources Corp.[1,2]	98,230
9,641	Patterson-UTI Energy, Inc.	206,510
6,018	TechnipFMC PLC	198,353

		846,127

	Real Estate — 1.7%
11,268	Apple Hospitality REIT, Inc.	202,711

	Restaurants — 1.5%
1,975	Darden Restaurants, Inc.	183,399

	Retailers — 1.4%
5,027	Dick’s Sporting Goods, Inc.	166,343

	Textiles, Clothing & Fabrics — 2.0%
2,320	Carter’s, Inc.	232,742

	Transportation — 5.8%
934	Huntington Ingalls Industries, Inc.	227,158
1,894	Old Dominion Freight Line, Inc.	253,531
2,314	Wabtec Corp.	205,506

		686,195

	TOTAL COMMON STOCKS (Cost $9,646,938)	11,655,934

See Notes to Financial Statements.

116

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Face Amount		Value

REPURCHASE AGREEMENT* — 3.9%
$458,319	With Fixed Income Clearing Corp., dated 4/30/18, 0.28%, principal and interest in the amount of $458,322, due 5/1/18, (collateralized by a U.S. Treasury Inflation Indexed Note with a par value of $470,000, coupon rate of 0.625%, due 4/15/2023, market value of $468,825)	$458,319

	TOTAL REPURCHASE AGREEMENT (Cost $458,319)	458,319

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL — 4.4%
521,621	State Street Navigator Securities Lending Government Money Market Portfolio	521,621

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $521,621)	521,621

TOTAL INVESTMENTS (Cost $10,626,878)	106.4%	$12,635,874

LIABILITIES IN EXCESS OF OTHER ASSETS	(6.4)	(761,125)

NET ASSETS	100.0%	$11,874,749

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.

See Notes to Financial Statements.

117

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

April 30, 2018 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2018, industry diversification of the Portfolio was as follows:

	% of Net Assets	Value
INDUSTRIES:
Banking	12.8%	$1,520,501
Communications	7.6	900,831
Oil & Gas	7.1	846,128
Commercial Services	6.9	815,792
Transportation	5.8	686,195
Chemicals	5.7	677,560
Heavy Construction	5.5	651,426
Insurance	5.0	598,307
Heavy Machinery	4.6	550,558
Electric Utilities	3.7	443,553
Metals & Mining	3.7	437,947
Health Care Providers	3.3	395,799
Electronics	3.3	390,728
Automotive	2.8	331,551
Industrial	2.3	267,983
Forest Products & Paper	2.2	265,317
Textiles, Clothing & Fabrics	2.0	232,742
Media — Broadcasting & Publishing	1.7	206,570
Real Estate	1.7	202,711
Financial Services	1.7	195,796
Restaurants	1.5	183,399
Entertainment & Leisure	1.5	179,472
Computer Software & Processing	1.5	173,976
Computers & Information	1.4	169,389
Retailers	1.4	166,343
Medical Supplies	1.4	165,360

TOTAL COMMON STOCKS	98.1%	$11,655,934

REPURCHASE AGREEMENT	3.9	458,319

INVESTMENT OF SECURITY LENDING COLLATERAL	4.4	521,621

TOTAL INVESTMENTS	106.4%	$12,635,874

See Notes to Financial Statements.

118

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.6%
	Advertising — 2.5%
11,980	Lamar Advertising Co. — Class A	$763,246
15,635	Omnicom Group, Inc.	1,151,674

		1,914,920

	Airlines — 3.4%
6,905	FedEx Corp.	1,706,916
17,170	Southwest Airlines Co.	907,091

		2,614,007

	Automotive — 1.2%
18,700	BorgWarner, Inc.	915,178

	Banking — 7.7%
13,020	Capital One Financial Corp.	1,179,872
30,690	Citigroup, Inc.	2,095,206
30,955	Citizens Financial Group, Inc.	1,284,323
73,165	Regions Financial Corp.	1,368,186

		5,927,587

	Beverages, Food & Tobacco — 5.1%
18,790	Altria Group, Inc.	1,054,307
23,595	Archer-Daniels-Midland Co.	1,070,741
7,715	JM Smucker Co. (The)	880,127
13,965	Tyson Foods, Inc. — Class A	978,947

		3,984,122

	Chemicals — 1.2%
8,690	LyondellBasell Industries N.V. — Class A	918,794

	Commercial Services — 1.1%
21,885	eBay, Inc.[1]	829,004

	Electric Utilities — 5.5%
14,895	American Electric Power Co., Inc.	1,042,352
12,220	Entergy Corp.	997,030
28,725	Exelon Corp.	1,139,808
21,420	Public Service Enterprise Group, Inc.	1,117,053

		4,296,243

	Electronic Technology — 0.9%
3,695	Lam Research Corp.	683,797

	Electronics — 4.9%
41,955	Intel Corp.	2,165,717
16,735	Micron Technology, Inc.[1]	769,475
9,285	TE Connectivity, Ltd.	851,899

		3,787,091

	Financial Services — 11.1%
5,555	Affiliated Managers Group, Inc.	915,797
12,491	Ameriprise Financial, Inc.	1,751,363
96,630	Bank of America Corp.	2,891,170
16,950	Prologis, Inc.	1,100,224
4,705	Public Storage	949,375
11,300	Raymond James Financial, Inc.	1,014,175

		8,622,104

	Forest Products & Paper — 1.9%
13,135	International Paper Co.	677,241

See Notes to Financial Statements.

119

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Forest Products & Paper — (Continued)
6,725	Packaging Corp. of America	$778,015

		1,455,256

	Heavy Machinery — 2.5%
4,140	Cummins, Inc.	661,820
17,335	Eaton Corp. PLC	1,300,645

		1,962,465

	Insurance — 11.6%
37,650	Aflac, Inc.	1,715,710
11,830	Allstate Corp. (The)	1,157,211
4,830	Anthem, Inc.	1,139,832
15,895	Lincoln National Corp.	1,122,823
19,975	Principal Financial Group, Inc.	1,182,919
12,785	Prudential Financial, Inc.	1,359,301
26,915	Unum Group	1,302,148

		8,979,944

	Media — Broadcasting & Publishing — 1.3%
10,470	Time Warner, Inc.	992,556

	Medical Supplies — 1.1%
10,500	Ingersoll-Rand PLC	880,845

	Metals & Mining — 0.9%
24,555	Corning, Inc.	663,476

	Oil & Gas — 11.6%
20,105	Chevron Corp.	2,515,337
12,800	ConocoPhillips	838,400
37,270	Exxon Mobil Corp.	2,897,742
24,390	Halliburton Co.	1,292,426
13,310	Valero Energy Corp.	1,476,478

		9,020,383

	Pharmaceuticals — 11.8%
7,625	Amgen, Inc.	1,330,410
3,445	Biogen, Inc.[1]	942,552
14,195	CVS Health Corp.	991,237
21,140	Johnson & Johnson	2,673,999
5,735	McKesson Corp.	895,864
63,320	Pfizer, Inc.	2,318,145

		9,152,207

	Real Estate Investment Trusts — 1.0%
14,975	Ventas, Inc.	770,015

	Retailers — 4.4%
15,680	Express Scripts Holding Co.[1]	1,186,976
16,040	Target Corp.	1,164,504
15,670	Walgreens Boots Alliance, Inc.	1,041,271

		3,392,751

	Technology — 1.7%
30,340	Cisco Systems, Inc.	1,343,759

	Telecommunications — 2.0%
46,365	AT&T, Inc.	1,516,135

	Telephone Systems — 1.0%
15,910	Verizon Communications, Inc.	785,159

See Notes to Financial Statements.

120

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Transportation — 2.2%
7,095	Norfolk Southern Corp.	$1,017,920
6,365	Royal Caribbean Cruises, Ltd.	688,629

		1,706,549

	TOTAL COMMON STOCKS (Cost $68,920,186)	77,114,347

Face Amount

REPURCHASE AGREEMENT* — 0.4%
$310,741	With Fixed Income Clearing Corp., dated 4/30/18, 0.28%, principal and interest in the amount of $310,744, due 5/1/18, (collateralized by a U.S. Treasury Inflation Indexed Note with a par value of $320,000, coupon rate of 0.625%, due 4/15/2023, market value of $319,200)	310,741

	TOTAL REPURCHASE AGREEMENT (Cost $310,741)	310,741

TOTAL INVESTMENTS (Cost $69,230,927)	100.0%	$77,425,088

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(25,780)

NET ASSETS	100.0%	$77,399,308

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.

See Notes to Financial Statements.

121

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

April 30, 2018 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2018, industry diversification of the Portfolio was as follows:

	% of Net Assets	Value
INDUSTRIES:
Pharmaceuticals	11.8%	$9,152,207
Oil & Gas	11.6	9,020,383
Insurance	11.6	8,979,944
Financial Services	11.1	8,622,104
Banking	7.7	5,927,586
Electric Utilities	5.5	4,296,243
Beverages, Food & Tobacco	5.1	3,984,122
Electronics	4.9	3,787,091
Retailers	4.4	3,392,752
Airlines	3.4	2,614,007
Heavy Machinery	2.5	1,962,465
Advertising	2.5	1,914,920
Transportation	2.2	1,706,549
Telecommunications	2.0	1,516,135
Forest Products & Paper	1.9	1,455,256
Technology	1.7	1,343,759
Media — Broadcasting & Publishing	1.3	992,556
Chemicals	1.2	918,794
Automotive	1.2	915,178
Medical Supplies	1.1	880,845
Commercial Services	1.1	829,004
Telephone Systems	1.0	785,159
Real Estate Investment Trusts	1.0	770,015
Electronic Technology	0.9	683,797
Metals & Mining	0.9	663,476

TOTAL COMMON STOCKS	99.6%	$77,114,347

REPURCHASE AGREEMENT	0.4	310,741

TOTAL INVESTMENTS	100.0%	$77,425,088

See Notes to Financial Statements.

122

THE GLENMEDE FUND, INC.

Equity Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.3%
	Aerospace & Defense — 2.4%
1,340	Lockheed Martin Corp.	$429,926

	Air Freight & Logistics — 1.1%
1,780	United Parcel Service, Inc. — Class B	202,030

	Banks — 5.9%
7,150	BB&T Corp.	377,520
22,335	Huntington Bancshares, Inc.	333,015
5,135	SunTrust Banks, Inc.	343,018

		1,053,553

	Beverages — 1.4%
2,465	PepsiCo, Inc.	248,817

	Biotechnology — 4.9%
5,095	AbbVie, Inc.	491,922
2,215	Amgen, Inc.	386,473

		878,395

	Capital Markets — 4.8%
1,340	Ameriprise Financial, Inc.	187,881
635	BlackRock, Inc.	331,153
3,040	T Rowe Price Group, Inc.	346,013

		865,047

	Chemicals — 2.6%
1,780	Air Products & Chemicals, Inc.	288,876
3,830	RPM International, Inc.	184,989

		473,865

	Communications Equipment — 4.5%
13,275	Cisco Systems, Inc.	587,950
8,020	Corning, Inc.	216,700

		804,650

	Distributors — 1.6%
3,250	Genuine Parts Co.	287,040

	Diversified Telecommunication Services — 2.2%
3,760	AT&T, Inc.	122,952
5,550	Verizon Communications, Inc.	273,892

		396,844

	Electric Utilities — 1.2%
3,040	American Electric Power Co., Inc.	212,739

	Electrical Equipment — 1.4%
3,250	Eaton Corp. PLC	243,848

	Electronic Equipment, Instruments & Components — 2.3%
4,475	TE Connectivity, Ltd.	410,581

	Equity Real Estate Investment Trusts — 2.5%
4,265	Lamar Advertising Co. — Class A	271,723
905	Public Storage	182,611

		454,334

	Food Products — 3.0%
2,410	Hershey Co. (The)	221,575
8,695	Hormel Foods Corp.[1]	315,194

		536,769

See Notes to Financial Statements.

123

THE GLENMEDE FUND, INC.

Equity Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Health Care Providers & Services — 3.1%
2,845	Cardinal Health, Inc.	$182,564
3,760	Quest Diagnostics, Inc.	380,512

		563,076

	Hotels, Restaurants & Leisure — 3.5%
3,760	McDonald’s Corp.	629,574

	Household Products — 1.4%
2,465	Kimberly-Clark Corp.	255,226

	Industrial Conglomerates — 3.5%
2,350	3M Co.	456,817
1,215	Honeywell International, Inc.	175,786

		632,603

	Insurance — 4.3%
5,700	Aflac, Inc.	259,749
5,185	FNF Group	190,964
5,500	Principal Financial Group, Inc.	325,710

		776,423

	IT Services — 6.4%
2,980	Accenture PLC — Class A	450,576
2,100	International Business Machines Corp.	304,416
6,440	Paychex, Inc.	390,071

		1,145,063

	Leisure Equipment & Products — 1.2%
2,350	Hasbro, Inc.	207,012

	Machinery — 1.1%
1,340	Snap-on, Inc.	194,635

	Media — 2.6%
4,015	Omnicom Group, Inc.[1]	295,745
1,845	Time Warner, Inc.	174,906

		470,651

	Multi-Utilities — 2.2%
2,030	DTE Energy Co.	213,962
2,780	WEC Energy Group, Inc.	178,698

		392,660

	Oil, Gas & Consumable Fuels — 6.8%
3,060	Chevron Corp.	382,837
5,375	Exxon Mobil Corp.	417,906
3,830	Valero Energy Corp.	424,862

		1,225,605

	Pharmaceuticals — 6.8%
4,540	Johnson & Johnson	574,265
4,475	Merck & Co., Inc.	263,443
10,370	Pfizer, Inc.	379,646

		1,217,354

	Road & Rail — 1.0%
1,280	Union Pacific Corp.	171,046

	Semiconductors & Semiconductor Equipment — 6.2%
6,935	Intel Corp.	357,985
5,615	Maxim Integrated Products, Inc.	306,017

See Notes to Financial Statements.

124

THE GLENMEDE FUND, INC.

Equity Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Semiconductors & Semiconductor Equipment — (Continued)
4,330	Texas Instruments, Inc.	$439,192

		1,103,194

	Software — 3.5%
6,675	Microsoft Corp.	624,246

	Specialty Retail — 1.0%
1,020	Home Depot, Inc.	188,496

	Textiles, Apparel & Luxury Goods — 1.7%
16,035	Hanesbrands, Inc.	296,166

	Tobacco — 1.2%
3,955	Altria Group, Inc.	221,915

	TOTAL COMMON STOCKS (Cost $17,068,552)	17,813,383

Face Amount

REPURCHASE AGREEMENT* — 0.7%
$116,804	With Fixed Income Clearing Corp., dated 4/30/18, 0.28%, principal and interest in the amount of $116,805, due 5/1/18, (collateralized by a U.S. Treasury Inflation Indexed Note with a par value of $120,000, coupon rate of 0.625%, due 4/15/2023, market value of $119,700)	116,804

	TOTAL REPURCHASE AGREEMENT (Cost $116,804)	116,804

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.3%
62,074	State Street Navigator Securities Lending Government Money Market Portfolio	62,074

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $62,074)	62,074

TOTAL INVESTMENTS (Cost $17,247,430)	100.3%	$17,992,261

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)	(60,727)

NET ASSETS	100.0%	$17,931,534

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.

See Notes to Financial Statements.

125

THE GLENMEDE FUND, INC.

Equity Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

April 30, 2018 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2018, industry diversification of the Portfolio was as follows:

	% of Net Assets	Value
INDUSTRIES:
Oil, Gas & Consumable Fuels	6.8%	$1,225,605
Pharmaceuticals	6.8	1,217,354
IT Services	6.4	1,145,063
Semiconductors & Semiconductor Equipment	6.2	1,103,194
Banks	5.9	1,053,553
Biotechnology	4.9	878,395
Capital Markets	4.8	865,047
Communications Equipment	4.5	804,650
Insurance	4.3	776,423
Industrial Conglomerates	3.5	632,603
Hotels, Restaurants & Leisure	3.5	629,574
Software	3.5	624,246
Health Care Providers & Services	3.1	563,076
Food Products	3.0	536,769
Chemicals	2.6	473,865
Media	2.6	470,651
Equity Real Estate Investment Trusts	2.5	454,334
Aerospace & Defense	2.4	429,926
Electronic Equipment, Instruments & Components	2.3	410,581
Diversified Telecommunication Services	2.2	396,844
Multi-Utilities	2.2	392,660
Textiles, Apparel & Luxury Goods	1.7	296,166
Distributors	1.6	287,040
Household Products	1.4	255,226
Beverages	1.4	248,817
Electrical Equipment	1.4	243,848
Tobacco	1.2	221,915
Electric Utilities	1.2	212,739
Leisure Equipment & Products	1.2	207,012
Air Freight & Logistics	1.1	202,030
Machinery	1.1	194,635
Specialty Retail	1.0	188,496
Road & Rail	1.0	171,046

TOTAL COMMON STOCKS	99.3%	$17,813,383

REPURCHASE AGREEMENT	0.7	116,804

INVESTMENT OF SECURITY LENDING COLLATERAL	0.3	62,074

TOTAL INVESTMENTS	100.3%	$17,992,261

See Notes to Financial Statements.

126

THE GLENMEDE FUND, INC.

Secured Options Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

April 30, 2018 — (Unaudited)

Shares		Value

EXCHANGE-TRADED FUNDS* — 1.7%
22,100	SPDR S&P 500 ETF Trust[1]	$5,845,671
30,000	Vanguard S&P 500 ETF[1]	7,287,600

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,430,609)	13,133,271

U.S. TREASURY BILL* — 19.1%
150,000,000	U.S. Treasury Bill 1.737% due 07/12/18[1]	149,488,350

	TOTAL U.S. TREASURY BILL (Cost $149,488,350)	149,488,350

Face Amount

REPURCHASE AGREEMENT* — 0.9%
$7,079,380	With Fixed Income Clearing Corp., dated 4/30/18, 0.28%, principal and interest in the amount of $7,079,435, due 5/1/18, (collateralized by a U.S. Treasury Inflation Indexed Note with a par value of $7,240,000, coupon rate of 0.625%, due 4/15/2023, market value of $7,221,900)	7,079,380

	TOTAL REPURCHASE AGREEMENT (Cost $7,079,380)	7,079,380

TOTAL PURCHASED OPTIONS (Cost $645,822,340)	82.1%	643,968,000

TOTAL INVESTMENTS (Cost $808,820,679)	103.8%	$813,669,001

LIABILITIES IN EXCESS OF OTHER ASSETS	(3.8)	(29,464,242)

NET ASSETS[2]	100.0%	$784,204,759

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $370,508 is held as collateral to secure the open written call and put options contracts.

See Notes to Financial Statements.

127

THE GLENMEDE FUND, INC.

Secured Options Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

April 30, 2018 — (Unaudited)

Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	2,000.00	06/15/18	USD	6,450	$1,707,992,250	$416,863,500	$486,260,050	$(69,396,550)
PUTS:
S&P 500 Index	OCC**	3,000.00	06/15/18	USD	6,450	1,707,992,250	227,104,500	159,562,290	67,542,210

TOTAL PURCHASED OPTIONS						$3,415,984,500	$643,968,000	$645,822,340	$(1,854,340)

WRITTEN OPTIONS
CALL:
S&P 500 Index	OCC**	3,000.00	06/15/18	USD	6,450	(1,707,992,250)	(129,000)	(2,143,770)	2,014,770
PUTS:
S&P 500 Index	OCC**	2,700.00	05/18/18	USD	1,990	(526,961,950)	(12,397,700)	(9,966,895)	(2,430,805)
S&P 500 Index	OCC**	2,000.00	06/15/18	USD	6,450	(1,707,992,250)	(790,125)	(2,297,710)	1,507,585
S&P 500 Index	OCC**	2,850.00	06/15/18	USD	840	(222,436,200)	(17,106,600)	(11,845,982)	(5,260,618)

TOTAL PUTS						$(2,457,390,400)	$(30,294,425)	$(24,110,587)	$(6,183,838)

TOTAL WRITTEN OPTIONS						$(4,165,382,650)	$(30,423,425)	$(26,254,357)	$(4,169,068)

**	The Options Clearing Corp

SECTOR DIVERSIFICATION

On April 30, 2018, sector diversification of the Portfolio was as follows:

	% of Net Assets	Value
SECTOR:
Purchased Options	82.1%	$643,968,000
U.S. Treasury Bill	19.1	149,488,350
Exchange-Traded Funds	1.7	13,133,271

TOTAL	102.9%	$806,589,621
REPURCHASE AGREEMENT	0.9	7,079,380

TOTAL INVESTMENTS	103.8%	$813,669,001

See Notes to Financial Statements.

128

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 41.0%
	Auto Components — 0.6%
1,627	Valeo SA, Sponsored ADR	$54,212

	Automobiles — 2.1%
1,795	Honda Motor Co., Ltd., Sponsored ADR[1]	61,676
911	Toyota Motor Corp., Sponsored ADR[1]	119,323

		180,999

	Banks — 8.8%
8,760	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	70,605
1,157	BOC Hong Kong Holdings, Ltd., Sponsored ADR	119,379
2,088	DBS Group Holdings, Ltd., Sponsored ADR	194,915
3,779	ING Groep N.V., Sponsored ADR[1]	63,449
14,898	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR[1]	99,519
4,926	Nordea Bank AB, Sponsored ADR	50,738
7,724	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR[1]	64,882
4,993	Westpac Banking Corp., Sponsored ADR	107,050

		770,537

	Beverages — 1.0%
594	Diageo PLC, Sponsored ADR[1]	84,324

	Chemicals — 2.6%
4,160	BASF SE, Sponsored ADR	108,368
4,479	Shin-Etsu Chemical Co., Ltd., Unsponsored ADR	118,246

		226,614

	Diversified Telecommunication Services — 1.9%
909	Nippon Telegraph & Telephone Corp., ADR[1]	43,014
2,561	Orange SA, Sponsored ADR[1]	46,636
3,267	Telecom Italia SPA/Milano, Sponsored ADR[2]	32,702
4,246	Telefonica SA, Sponsored ADR[1]	43,097

		165,449

	Electrical Equipment — 2.0%
7,709	ABB, Ltd., Sponsored ADR[1]	179,388

	Electronic Equipment, Instruments & Components — 0.7%
1,038	Kyocera Corp., Sponsored ADR[1]	65,996

	Health Care Equipment & Supplies — 1.5%
1,271	Koninklijke Philips N.V., ADR	53,662
1,938	Smith & Nephew PLC, Sponsored ADR	75,330

		128,992

	Hotels, Restaurants & Leisure — 0.7%
536	Carnival PLC, ADR	34,652
406	InterContinental Hotels Group PLC, ADR	25,838

		60,490

	Household Durables — 0.4%
792	Sony Corp., Sponsored ADR	36,297

	Insurance — 0.5%
927	Prudential PLC, ADR[1]	47,574

	Media — 1.2%
4,966	RELX PLC, Sponsored ADR[1]	107,365

	Metals & Mining — 1.7%
852	ArcelorMittal, ADR[2]	28,832
519	BHP Billiton PLC, ADR	21,974

See Notes to Financial Statements.

129

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Metals & Mining — (Continued)
1,186	BHP Billiton, Ltd., Sponsored ADR	$55,446
839	Rio Tinto PLC, Sponsored ADR	46,103

		152,355

	Multi-Utilities — 0.7%
1,119	National Grid PLC, Sponsored ADR	65,103

	Oil, Gas & Consumable Fuels — 3.2%
1,700	Eni SPA; Sponsored ADR	66,589
1,974	Repsol SA, Sponsored ADR	37,763
511	Royal Dutch Shell PLC — Class B, Sponsored ADR	37,007
871	Statoil ASA, Sponsored ADR	22,297
1,863	Total SA, Sponsored ADR[1]	116,642

		280,298

	Personal Products — 2.4%
1,871	Unilever N.V., ADR[1]	106,872
1,794	Unilever PLC, Sponsored ADR[1]	100,410

		207,282

	Pharmaceuticals — 2.7%
1,229	Novartis AG, Sponsored ADR[1]	94,252
2,019	Novo Nordisk AS, Sponsored ADR[1]	94,772
1,265	Sanofi, ADR	49,740

		238,764

	Professional Services — 0.8%
3,143	RELX N.V., Sponsored ADR	66,852

	Software — 1.6%
536	Nice, Ltd., Sponsored ADR[2]	51,011
837	SAP SE, Sponsored ADR[1]	92,765

		143,776

	Technology Hardware, Storage & Peripherals — 1.2%
3,095	Canon, Inc., Sponsored ADR[1]	106,189

	Textiles, Apparel & Luxury Goods — 0.7%
901	LVMH Moet Hennessy Louis Vuitton SE, Unsponsored ADR	62,556

	Tobacco — 0.8%
1,288	British American Tobacco PLC, Sponsored ADR	70,351

	Wireless Telecommunication Services — 1.2%
2,720	NTT DOCOMO, Inc., Sponsored ADR[1]	68,490
1,408	Vodafone Group PLC, Sponsored ADR	41,409

		109,899

	TOTAL COMMON STOCKS (Cost $3,033,237)	3,611,662

TOTAL PURCHASED OPTIONS (Cost $5,006,910)	56.7%	4,992,000

TOTAL INVESTMENTS (Cost $8,040,147)	97.7%	$8,603,662

OTHER ASSETS IN EXCESS OF LIABILITIES	2.3	198,179

NET ASSETS[3]	100.0%	$8,801,841

See Notes to Financial Statements.

130

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Non income-producing security.
[3]	Cash in the amount of $292,135 is held as collateral to secure the open written call and put options contracts.

Abbreviations:

ADR — American Depositary Receipt

See Notes to Financial Statements.

131

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

April 30, 2018 — (Unaudited)

Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	2,000.00	06/15/18	USD	50	$13,240,250	$3,231,500	$3,786,450	$(554,950)
PUTS:
S&P 500 Index	OCC**	3,000.00	06/15/18	USD	50	13,240,250	1,760,500	1,220,460	540,040

TOTAL PURCHASED OPTIONS						$26,480,500	$4,992,000	$5,006,910	$(14,910)

WRITTEN OPTIONS
CALLS:
iShares MSCI EAFE Index Fund	OCC**	72.00	06/15/18	USD	380	(2,691,920)	(16,150)	(25,090)	8,940
S&P 500 Index	OCC**	3,000.00	06/15/18	USD	50	(13,240,250)	(1,000)	(17,230)	16,230

TOTAL CALLS						$(15,932,170)	$(17,150)	$(42,320)	$25,170

PUTS:
S&P 500 Index	OCC**	2,725.00	05/18/18	USD	16	(4,236,880)	(131,520)	(112,936)	(18,584)
S&P 500 Index	OCC**	2,000.00	06/15/18	USD	50	(13,240,250)	(6,125)	(18,290)	12,165

TOTAL PUTS						$(17,477,130)	$(137,645)	$(131,226)	$(6,419)

TOTAL WRITTEN OPTIONS						$(33,409,300)	$(154,795)	$(173,546)	$18,751

**	The Options Clearing Corp

SECTOR DIVERSIFICATION

On April 30, 2018, sector diversification of the Portfolio was as follows:

	% of Net Assets	Value
SECTOR:
Purchased Options	56.7%	$4,992,000
Common Stocks	41.0	3,611,662

TOTAL	97.7%	$8,603,662

TOTAL INVESTMENTS	97.7%	$8,603,662

See Notes to Financial Statements.

132

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

April 30, 2018 — (Unaudited)

Face Amount		Value

AGENCY NOTES* — 16.7%
	Federal Home Loan Bank — 4.1%
$4,500,000	4.125% due 12/13/19	$4,616,955
15,000,000	2.750% due 12/13/24	14,733,510

		19,350,465

	Federal Home Loan Mortgage Corporation — 2.1%
10,000,000	2.375% due 1/13/22	9,850,160

	Federal National Mortgage Association — 10.5%
9,650,000	1.250% due 5/6/21[1]	9,263,749
10,000,000	2.000% due 10/5/22	9,646,140
10,000,000	2.625% due 9/6/24	9,790,720
7,960,000	2.125% due 4/24/26	7,417,144
10,000,000	6.625% due 11/15/30	13,379,020

		49,496,773

	TOTAL AGENCY NOTES (Cost $82,058,296)	78,697,398

MORTGAGE-BACKED SECURITIES*,2 — 27.0%
	Federal Home Loan Mortgage Corporation — 8.5%
1	# G00807, 9.500% due 3/1/21	1
95,597	# G12342, 5.500% due 8/1/21	97,943
29,344	# J03604, 5.500% due 10/1/21	30,033
15,985	# J03649, 5.500% due 10/1/21	16,330
41,061	# G12442, 6.000% due 11/1/21	42,461
52,852	# J03536, 5.500% due 11/1/21	53,407
38,489	# G18163, 5.500% due 1/1/22	39,792
145,315	# G13396, 5.500% due 12/1/23	150,654
49,337	# D78677, 8.000% due 3/1/27	50,633
142,908	# C00742, 6.500% due 4/1/29	160,975
12,168	# A57845, 7.000% due 2/1/37	12,190
42,170	# A68937, 6.000% due 11/1/37	46,976
334,738	# A69653, 5.500% due 12/1/37	363,347
370,966	# A73370, 5.000% due 2/1/38	396,789
394,456	# A90421, 4.500% due 12/1/39	415,161
453,233	# A92890, 4.500% due 7/1/40	477,003
1,790,621	# A97620, 4.500% due 3/1/41	1,884,924
2,995,189	# C03770, 3.500% due 2/1/42	2,998,777
1,437,397	# Q07651, 3.500% due 4/1/42	1,439,121
3,997,929	# Q41208, 3.500% due 6/1/46	3,982,104
13,854,331	# Q46279, 3.500% due 2/1/47	13,780,101
13,309,947	# Q47596, 4.000% due 4/1/47	13,597,496

		40,036,218

	Federal National Mortgage Association — 18.2%
5,039	# 740449, 5.500% due 9/1/18	5,039
6,810	# 255159, 5.500% due 3/1/19	6,846
1,253	# 125275, 7.000% due 3/1/24	1,322
845	# 313795, 9.500% due 1/1/25	849
799,683	# AH6827, 4.000% due 3/1/26	821,087
845,929	# AI1657, 4.000% due 4/1/26	868,779
1,161,581	# AB3900, 3.000% due 11/1/26	1,159,386
21,222	# 373328, 8.000% due 3/1/27	21,257
1,466,921	# AK4751, 3.000% due 4/1/27	1,459,282
16,417	# 390895, 8.000% due 6/1/27	16,577
3,224,947	# AO0533, 3.000% due 6/1/27	3,218,853
88,521	# 397602, 8.000% due 8/1/27	95,510
1,875	# 499335, 6.500% due 8/1/29	2,089
5,805	# 252806, 7.500% due 10/1/29	6,633

See Notes to Financial Statements.

133

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Face Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Federal National Mortgage Association — (Continued)
$356	# 523497, 7.500% due 11/1/29	$389
8,268,994	# BC2462, 3.000% due 2/1/31	8,207,972
2,108	# 588945, 7.000% due 6/1/31	2,260
57,429	# 607862, 7.000% due 9/1/31	61,226
8,169	# 656872, 6.500% due 8/1/32	9,101
17,513	# 687575, 7.000% due 2/1/33	17,647
249,322	# 789856, 6.000% due 8/1/34	278,149
68,105	# 829202, 5.000% due 7/1/35	73,101
142,187	# 826586, 5.000% due 8/1/35	152,729
30,631	# 256216, 7.000% due 4/1/36	34,715
143,048	# 898412, 5.000% due 10/1/36	153,380
16,422	# 910894, 5.000% due 2/1/37	17,449
20,804	# 912456, 6.500% due 3/1/37	23,177
432,648	# 973241, 5.000% due 3/1/38	460,924
131,031	# 975593, 5.000% due 6/1/38	140,152
147,684	# 257573, 5.500% due 2/1/39	160,774
561,955	# AD7128, 4.500% due 7/1/40	591,482
5,113,424	# AH1568, 4.500% due 12/1/40	5,382,556
2,479,004	# AH6991, 4.000% due 1/1/41	2,543,786
1,591,193	# AH4004, 4.500% due 3/1/41	1,674,863
1,421,378	# AH8351, 4.000% due 3/1/41	1,458,541
1,011,841	# AJ1315, 4.000% due 9/1/41	1,038,376
1,555,636	# AI8779, 4.000% due 11/1/41	1,596,449
2,524,039	# AJ5958, 4.000% due 12/1/41	2,590,265
996,322	# AK5070, 3.500% due 3/1/42	993,182
4,061,643	# AK5426, 3.500% due 3/1/42	4,062,817
6,982,722	# AT7682, 3.500% due 6/1/43	6,976,091
6,513,016	# AS6326, 3.500% due 12/1/45	6,474,580
7,179,004	# AS6881, 3.500% due 3/1/46	7,136,632
7,399,096	# BC0960, 4.000% due 6/1/46	7,542,048
8,732,341	# AS8966, 4.000% due 3/1/47	8,899,943
9,104,992	# AS9988, 4.500% due 7/1/47	9,492,552

		85,930,817

	Government National Mortgage Association — 0.3%
11,917	# 460389, 7.000% due 5/15/28	11,940
7,273	# 464049, 7.000% due 7/15/28	7,637
13,151	# 476259, 7.000% due 8/15/28	13,176
9,484	# 485264, 7.500% due 2/15/31	9,627
19,709	# 559304, 7.000% due 9/15/31	21,334
271,261	# 651859, 5.000% due 6/15/36	290,489
209,131	# 782150, 5.500% due 4/15/37	229,264
39,889	# 662521, 6.000% due 8/15/37	44,462
73,341	# 677545, 6.000% due 11/15/37	82,226
131,060	# 676291, 6.000% due 12/15/37	147,827
70,591	# 685836, 5.500% due 4/15/38	76,677
448,982	# 698235, 5.000% due 6/15/39	480,774
126,795	# 716655, 5.000% due 8/15/39	133,214

		1,548,647

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $130,829,431)	127,515,682

CORPORATE NOTES* — 44.6%
	Automotive — 3.0%
7,000,000	American Honda Finance Corp., 1.600% due 7/13/18	6,994,765

See Notes to Financial Statements.

134

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Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Face Amount		Value

CORPORATE NOTES* — (Continued)
	Automotive — (Continued)
$2,000,000	American Honda Finance Corp., 2.650% due 2/12/21	$1,980,352
5,000,000	Toyota Motor Credit Corp., 2.000% due 10/24/18	4,990,552

		13,965,669

	Banking — 6.4%
10,000,000	PNC Bank NA, 2.625% due 2/17/22	9,734,242
6,500,000	PNC Bank NA, 3.250% due 6/1/25	6,292,738
6,000,000	Wells Fargo & Co., 2.500% due 3/4/21	5,877,848
8,800,000	Wells Fargo & Co., 2.100% due 7/26/21	8,455,952

		30,360,780

	Beverages, Food & Tobacco — 3.1%
9,000,000	PepsiCo, Inc., 3.000% due 8/25/21	9,002,999
5,000,000	PepsiCo, Inc., 4.875% due 11/1/40	5,595,585

		14,598,584

	Communications — 5.5%
14,000,000	Amazon.com, Inc., 4.800% due 12/5/34	15,438,479
11,100,000	Cisco Systems, Inc., 2.200% due 9/20/23[1]	10,513,062

		25,951,541

	Computer Software & Processing — 8.4%
11,250,000	Apple, Inc., 4.500% due 2/23/36	12,046,255
9,650,000	International Business Machines Corp., 3.450% due 2/19/26[1]	9,524,169
8,000,000	Microsoft Corp., 3.450% due 8/8/36	7,644,028
10,750,000	Oracle Corp., 2.400% due 9/15/23	10,251,101

		39,465,553

	Cosmetics & Personal Care — 1.1%
4,114,000	Procter & Gamble Co. (The), 5.550% due 3/5/37	5,108,608

	Electronics — 2.8%
5,000,000	Applied Materials, Inc., 3.900% due 10/1/25	5,084,105
8,000,000	Intel Corp., 3.300% due 10/1/21	8,078,436

		13,162,541

	Financial — 2.3%
4,418,000	JPMorgan Chase & Co., 4.950% due 3/25/20	4,574,712
5,000,000	JPMorgan Chase & Co., 6.400% due 5/15/38	6,285,524

		10,860,236

See Notes to Financial Statements.

135

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Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Face Amount		Value

CORPORATE NOTES* — (Continued)
	Heavy Machinery — 1.2%
$5,700,000	John Deere Capital Corp., 2.800% due 3/4/21	$5,641,553

	Industrial — 2.1%
10,000,000	Caterpillar Financial Services Corp., 7.050% due 10/1/18	10,182,052

	Insurance — 5.7%
6,500,000	Aflac, Inc., 2.400% due 3/16/20	6,414,778
10,000,000	Berkshire Hathaway Finance Corp., 4.250% due 1/15/21	10,340,272
10,000,000	MetLife, Inc., 7.717% due 2/15/19	10,404,769

		27,159,819

	Pharmaceuticals — 1.7%
7,000,000	Johnson & Johnson, 4.850% due 5/15/41	8,089,058

	Retailers — 1.3%
6,000,000	Target Corp., 3.500% due 7/1/24[1]	6,022,221

	TOTAL CORPORATE NOTES (Cost $215,518,305)	210,568,215

U.S. TREASURY NOTES/BONDS* — 10.3%
15,000,000	U.S. Treasury Bonds, 6.250% due 8/15/23	17,534,766
5,000,000	U.S. Treasury Bonds, 6.625% due 2/15/27	6,440,625
5,000,000	U.S. Treasury Bonds, 3.125% due 11/15/41	5,051,953
2,000,000	U.S. Treasury Bonds, 3.750% due 11/15/43	2,234,375
5,000,000	U.S. Treasury Bonds, 2.750% due 8/15/47	4,666,406
7,000,000	U.S. Treasury Notes, 1.250% due 10/31/19	6,880,234
6,000,000	U.S. Treasury Notes, 2.250% due 8/15/27	5,666,485

	TOTAL U.S. TREASURY NOTES/BONDS (Cost $50,633,001)	48,474,844

REPURCHASE AGREEMENT* — 0.7%
3,478,378	With Fixed Income Clearing Corp., dated 4/30/18, 0.28%, principal and interest in the amount of $3,478,405, due 5/1/18, (collateralized by a U.S. Treasury Inflation Indexed Note with a par value of $3,560,000, coupon rate of 0.625%, due 4/15/2023, market value of $3,551,100)	3,478,378

	TOTAL REPURCHASE AGREEMENT (Cost $3,478,378)	3,478,378

See Notes to Financial Statements.

136

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Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.7%
12,472,620	State Street Navigator Securities Lending Government Money Market Portfolio	$12,472,620

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $12,472,620)	12,472,620

TOTAL INVESTMENTS (Cost $494,990,031)	102.0%	$481,207,137

LIABILITIES IN EXCESS OF OTHER ASSETS	(2.0)	(9,222,487)

NET ASSETS	100.0%	$471,984,650

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Represents current face amount at April 30, 2018.

See Notes to Financial Statements.

137

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Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

April 30, 2018 — (Unaudited)

SECTOR DIVERSIFICATION

On April 30, 2018, sector diversification of the Portfolio was as follows:

	% of Net Assets	Value
SECTOR:
Corporate	44.6%	$210,568,215
Federal National Mortgage Association	28.7	135,427,590
Federal Home Loan Mortgage Corporation	10.6	49,886,378
U.S. Treasury Notes/Bonds	10.3	48,474,844
Federal Home Loan Bank	4.1	19,350,465
Government National Mortgage Association	0.3	1,548,647

TOTAL	98.6%	$465,256,139

REPURCHASE AGREEMENT	0.7	3,478,378

INVESTMENT OF SECURITY LENDING COLLATERAL	2.7	12,472,620

TOTAL INVESTMENTS	102.0%	$481,207,137

See Notes to Financial Statements.

138

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Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

April 30, 2018 — (Unaudited)

Face Amount		Value

CORPORATE NOTES* — 3.9%
	Financial — 1.4%
$100,000	Bank of America Corp., 5.490% due 3/15/19	$102,201
300,000	Goldman Sachs Group, Inc., 7.500% due 2/15/19[1]	311,280

		413,481

	Oil & Gas — 1.7%
200,000	Apache Corp., 6.900% due 9/15/18	203,155
300,000	Valero Energy Corp., 9.375% due 3/15/19	316,636

		519,791

	Retailers — 0.8%
250,000	Best Buy Co., Inc., 5.000% due 8/1/18	251,310

	TOTAL CORPORATE NOTES (Cost $1,191,459)	1,184,582

MUNICIPAL BONDS* — 91.1%
	Alabama — 2.5%
250,000	Alabama Federal Aid Highway Finance Authority, Revenue Bonds, 5.000% due 9/1/20	266,575
250,000	Black Belt Energy Gas District, AL, Gas Supply Revenue, Revenue Bonds, Series A, 4.000% due 7/1/46	260,898
215,000	Madison, AL, General Obligation Unlimited, Prerefunded 2/1/19 @ 100, 5.125% due 2/1/36	220,194

		747,667

	Alaska — 3.5%
300,000	Alaska State, General Obligation Unlimited, Series B, 5.000% due 8/1/20	319,809
500,000	North Slope Boro, AK, General Obligation Unlimited, Series B, 5.000% due 6/30/20	531,885
200,000	Valdez, AK, Marine Terminal Revenue, Revenue Bonds, Refunding, Series B, (SPA : British Petroleum PLC), 5.000% due 1/1/21	214,246

		1,065,940

	California — 3.1%
400,000	California State, General Obligation Unlimited, Refunding, 5.000% due 8/1/20	427,688
210,000	La Quinta, CA, Financing Authority, Local Agency Revenue, Tax Allocation, Series A, Prerefunded 9/1/20 @ 100, 7.900% due 9/1/31	233,804
250,000	San Diego, CA, Redevelopment Agency Tax Allocation Revenue, Series A, Prerefunded 9/1/20 @ 100, 7.750% due 9/1/40	277,497

		938,989

	Colorado — 1.4%
250,000	Trinidad, CO, School District No. 1, General Obligation Unlimited, Refunding, (State Aid Withholding), 4.000% due 12/1/18	253,363
150,000	Weld County, CO, Reorganized School District No. RE-8, General Obligation Unlimited, (State Aid Withholding), 4.000% due 12/1/20	157,584

		410,947

See Notes to Financial Statements.

139

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Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Delaware — 0.7%
$205,000	Delaware State, Transportation Authority, Grant Anticipation Bonds, Revenue Bonds, 5.000% due 3/1/19	$210,275

	Florida — 3.7%
325,000	Citizens Property Insurance Corp., FL, Revenue Bonds, Series A-1, 5.000% due 6/1/19	335,719
350,000	Florida State, Department of Environmental Protection, Preservation Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/19	362,712
400,000	Hillsborough County, FL, General Obligation Unlimited, (NPFG Insured), 5.000% due 7/1/20	425,804

		1,124,235

	Georgia — 2.0%
350,000	Georgia State, Road & Tollway Authority, Federal Highway Reimbursement, Revenue Bonds, Series A, 5.000% due 6/1/20	371,360
225,000	Georgia State, Road & Tollway Authority, Revenue Bonds, Series A, (AGMC Insured), 5.000% due 6/1/18	225,592

		596,952

	Idaho — 0.7%
200,000	Idaho, Housing & Finance Association, Revenue Bonds, 5.000% due 7/15/20	212,504

	Illinois — 9.1%
150,000	Chicago, IL, O’Hare International Airport Revenue Bonds, Refunding, Series B, 5.000% due 1/1/21	160,805
400,000	Illinois State Finance Authority, Revenue Bonds, 5.000% due 1/1/20	419,936
300,000	Illinois State Finance Authority, Revenue Bonds, Series 2008C-3B, 1.050% due 11/1/38	299,391
200,000	Illinois State Finance Authority, Revenue Bonds, Series A, Prerefunded 11/1/18 @ 100, 7.250% due 11/1/38	205,300
500,000	Illinois State Finance Authority, Revenue Bonds, Series L, 4.000% due 12/1/20	523,350
	Illinois State, General Obligation Unlimited:
100,000	4.000% due 9/1/20	101,464
130,000	5.000% due 1/1/21	134,611
100,000	Lake County, IL, Community College District No. 532, General Obligation Unlimited, Series A, 4.000% due 6/1/19	102,267
300,000	McHenry County, IL, Conservation District, General Obligation Unlimited, Refunding, 5.000% due 2/1/19	307,017
450,000	Regional Transportation Authority, IL, Revenue Bonds, Series A (NPFG Insured), 5.500% due 7/1/20	481,297

		2,735,438

	Kansas — 1.4%
425,000	Kansas State, Development Finance Authority, Revenue Bonds, Kansas Projects, Series A, 4.000% due 5/1/18	425,000

	Kentucky — 1.9%
300,000	Kentucky State, Property & Building Commission Revenue, Project No. 84, Revenue Bonds, Refunding, (NPFG Insured), 5.000% due 8/1/20	317,835
250,000	Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Revenue Bonds, Series A, 5.000% due 10/1/19	260,080

		577,915

See Notes to Financial Statements.

140

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Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Louisiana — 1.9%
$300,000	Louisiana State, General Obligation Unlimited, Series A, 4.000% due 9/1/21	$317,145
250,000	Louisiana State, University & Agricultural and Mechanical College, Auxiliary, Revenue Bonds, Refunding, 5.000% due 7/1/19	258,490

		575,635

	Maryland — 0.4%
125,000	Baltimore, MD, Water Utility Project Revenue, Revenue Bonds, Series A, 5.000% due 7/1/19	129,421

	Michigan — 7.7%
130,000	Brandywine, MI, Community Schools, General Obligation Unlimited, Refunding, Series A, (QSBLF Insured), 4.000% due 5/1/18	130,000
	Dansville, MI, Schools, General Obligation Unlimited, (QSBLF Insured):
125,000	4.000% due 5/1/19	127,419
140,000	4.000% due 5/1/20	145,037
235,000	Harper Creek, MI, Community School District, General Obligation Unlimited, Refunding, Series A, (QSBLF Insured), 4.000% due 5/1/19	239,665
260,000	L’Anse Creuse, MI, Public Schools, General Obligation Unlimited, Refunding, (QSBLF Insured), 5.000% due 5/1/20	274,934
300,000	Michigan State Building Authority Revenue, Revenue Bonds, Refunding, Series I, 5.000% due 10/15/18	304,320
400,000	Michigan State Finance Authority Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/19	417,504
250,000	Pinconning, MI, Area Schools, General Obligation Unlimited, Refunding, (QSBLF Insured), 3.000% due 5/1/19	252,283
200,000	Waterford, MI, School District, General Obligation Unlimited, (QSBLF Insured), 2.000% due 5/1/18	200,000
200,000	Ypsilanti, MI, School District, General Obligation Unlimited, Refunding, Series A, (QSBLF Insured), 5.000% due 5/1/21	214,712

		2,305,874

	Minnesota — 4.3%
100,000	Minneapolis, MN, St. Paul, Housing & Redevelopment Authority Health Care, Revenue Bonds, Refunding, Series A, 5.000% due 11/15/20	107,562
400,000	Rochester, MN, Health Care Facilities Revenue, Revenue Bonds, Series A, 4.000% due 11/15/30	404,480
250,000	St. Paul, MN, Housing & Redevelopment Authority Health Care, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/21	271,115
500,000	St. Paul, MN, Housing & Redevelopment Authority Health Care, Revenue Bonds, Refunding, Series B, 2.353% due 7/1/19	497,075

		1,280,232

	Mississippi — 0.7%
210,000	Mississippi State, Development Bank, Special Obligation, Revenue Bonds, Series C, Prerefunded 8/1/20 @ 100, 5.000% due 8/1/21	223,341

	New Hampshire — 1.3%
400,000	New Hampshire State, Federal Highway, Revenue Bonds, 5.000% due 9/1/18	404,160

	New Jersey — 6.0%
350,000	Camden County, NJ, Improvement Authority, Revenue Bonds, (County Guaranteed), 4.000% due 1/15/20	360,699
175,000	New Jersey State Economic Development Authority Revenue, Revenue Bonds, Refunding, Series NN, 5.000% due 3/1/22	186,459

See Notes to Financial Statements.

141

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Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$500,000	New Jersey State Health Care Facilities Financing Authority, Revenue Bonds, Prerefunded 7/1/18 @ 100, 6.625% due 7/1/38	$503,840
245,000	New Jersey State Health Care Facilities Financing Authority, Revenue Bonds, Prerefunded 7/1/19 @ 100, 5.500% due 7/1/29	254,896
500,000	New Jersey State Turnpike Authority, Revenue Bonds, Refunding, Series C-1, (1M USD LIBOR * 0.7+ 0.34%), 1.661% due 1/1/21[2]	500,160

		1,806,054

	New York — 2.5%
	New York State, Dormitory Authority, State Personal Income Tax Revenue, Refunding, Series A:
200,000	5.000% due 12/15/19	209,968
500,000	5.000% due 2/15/21	540,155

		750,123

	North Carolina — 1.9%
100,000	Duplin County, NC, Limited Obligation, Revenue Bonds, 4.000% due 6/1/18	100,167
100,000	New Hanover County, NC, Hospital Revenue Bonds, Refunding, 5.000% due 10/1/21	108,986
350,000	North Carolina State, Grant Anticipation Revenue, Revenue Bonds, 5.000% due 3/1/19	359,359

		568,512

	Ohio — 4.4%
300,000	Fairfield, OH, General Obligation Limited. Notes, 1.500% due 5/2/18	299,997
265,000	Ohio State University, General Receipts Athens, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/20	284,340
255,000	Ohio State, Higher Educational Facility Commission, Revenue Bonds, 4.000% due 12/1/19	263,458
425,000	Ohio State, Hospital Facilities Revenue, Revenue Bonds, Series A, 5.000% due 1/15/23	462,651

		1,310,446

	Oklahoma — 0.4%
125,000	Grand River, OK, Dam Authority, Revenue Bonds, Series A, 4.000% due 6/1/19	127,725

	Pennsylvania — 12.8%
400,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-75, 4.000% due 11/1/21	423,000
235,000	Allegheny County, PA, Hospital Development Authority, Revenue Bonds, University of Pittsburgh Medical Center, Series A, 5.000% due 5/15/19	242,586
400,000	Bucks County, CA, Centennial School District, General Obligation Limited, Refunding, Series B, (State Aid Withholding), 5.000% due 12/15/21	439,336
390,000	Danville, PA, Area School District, General Obligation Limited, Refunding, Series B, (State Aid Withholding), 4.000% due 11/1/20	408,033
300,000	East Stroudsburg, PA, Area School District, General Obligation Limited, Refunding, Series A, (State Aid Withholding), 5.000% due 9/1/20	319,536
140,000	Monroeville, PA, Finance Authority UPMC Revenue, Revenue Bonds, 5.000% due 2/15/20	147,405
190,000	Pennsylvania State, General Obligation Unlimited, Refunding, 5.000% due 7/1/20	201,301
200,000	Pennsylvania State, General Obligation Unlimited, Refunding, First Series, 5.000% due 8/15/20	212,504

See Notes to Financial Statements.

142

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Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
	Pittsburgh, PA, School District, General Obligation Unlimited, Refunding, Series A, (State Aid Withholding):
$225,000	4.000% due 9/1/19	$231,084
200,000	5.000% due 9/1/22	217,884
280,000	Quakertown, PA, Community School District, General Obligation Limited, Series A, (State Aid Withholding), 3.000% due 8/1/18	280,790
300,000	Red Lion, PA, Area School District, General Obligation Limited, Refunding, Series A, (State Aid Withholding), 4.000% due 4/15/20	311,139
100,000	Scranton, PA, School District, General Obligation Limited, Refunding, Series A, (State Aid Withholding), 5.000% due 6/1/19	102,582
305,000	Springfield Township, PA, School District, Montgomery County, General Obligation Limited, Refunding, (State Aid Withholding), 4.000% due 11/15/20	319,469

		3,856,649

	Texas — 10.2%
460,000	Alvin, TX, Independent School District, General Obligation Unlimited, Series B, (PSF Guaranteed), 0.950% due 2/15/39	458,804
575,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Brown Fellowship Leadership Academy, Series A, (PSF Guaranteed), 4.000% due 8/15/19	589,812
200,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Series A, (PSF Guaranteed), 4.000% due 2/15/21	209,506
100,000	Brushy Creek, TX, Regional Utility Authority, Inc., Contract Revenue, Refunding, 3.000% due 8/1/20	102,074
250,000	Dallas, TX, General Obligation Limited, Refunding, 5.000% due 2/15/19	256,270
200,000	Denton, TX, Independent School District, General Obligation Unlimited, (PSF Guaranteed), 2.000% due 8/1/43	199,474
195,000	Fort Bend, TX, Independent School District, General Obligation Unlimited, Series A, (PSF Guaranteed), 0.900% due 8/1/40	194,538
500,000	Georgetown, TX, Independent School District, General Obligation Unlimited, Series B, (PSF Guaranteed), 2.000% due 8/1/41	509,645
205,000	North East, TX, Independent School District, General Obligation Unlimited, Series B, (PSF Guaranteed), 1.420% due 8/1/40	200,076
210,000	Taft, TX, Independent School District, General Obligation Unlimited, Refunding, (PSF Guaranteed), 3.000% due 8/15/20	214,429
140,000	Venus, TX, Independent School District, General Obligation Unlimited, Refunding, (PSF Guaranteed), 2.000% due 8/15/18	140,100

		3,074,728

	Washington — 2.1%
300,000	Grant County, WA, Public Utility District No. 2, Revenue Bonds, Refunding, 2.000% due 1/1/44[3]	298,050
315,000	Seattle, WA, Municipal Light & Power Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/19	325,735

		623,785

	Wisconsin — 4.5%
285,000	Oshkosh, WI, Water Revenue, Revenue Bonds, Series F, 2.000% due 1/1/19	285,484
275,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Refunding, Series B, 5.000% due 8/15/18	277,514
470,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Series 2013B-1, 1.375% due 11/15/38	464,421

See Notes to Financial Statements.

143

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Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Wisconsin — (Continued)
$300,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Series A, Prerefunded 9/15/19 @ 100, 7.625% due 9/15/39	$322,716

		1,350,135

	TOTAL MUNICIPAL BONDS (Cost $27,731,674)	27,432,682

PREFERRED STOCKS* — 0.3%
3,025	Wells Fargo & Co., 8.000%	78,620

	TOTAL PREFERRED STOCKS (Cost $80,211)	78,620

Shares

REGISTERED INVESTMENT COMPANIES* — 3.2%
450	BlackRock Defined Opportunity Credit Trust[4]	0
30,460	BlackRock Municipal 2020 Term Trust	461,773
1,932	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	193,123
3,850	Vanguard Short-Term Corporate Bond ETF	300,916

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $966,112)	955,812

Face Amount

REPURCHASE AGREEMENT* — 0.4%
131,472	With Fixed Income Clearing Corp., dated 4/30/18, 0.28%, principal and interest in the amount of $131,473, due 5/1/18, (collateralized by a U.S. Treasury Inflation Indexed Note with a par value of $135,000, coupon rate of 0.625%, due 4/15/2023, market value of $134,663)	131,472

	TOTAL REPURCHASE AGREEMENT (Cost $131,472)	131,472

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.8%
249,400	State Street Navigator Securities Lending Government Money Market Portfolio	249,400

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $249,400)	249,400

TOTAL INVESTMENTS (Cost $30,350,328)	99.7%	$30,032,568

OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	99,335

NET ASSETS	100.0%	$30,131,903

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Floating Rate Bond. Rate shown is as of April 30, 2018.
[3]	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
[4]	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 1 of the Notes to Financial Statements).

Abbreviations:

AGMC — Assured Guaranty Municipal Corporation

NPFG — National Public Finanace Guarantee Corporation

PSF — Permanent School Fund

QSBLF — Michigan Qualified School Bond Loan Fund

SPA — Stand-By Purchase Agreement

See Notes to Financial Statements.

144

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Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

April 30, 2018 — (Unaudited)

SECTOR DIVERSIFICATION

On April 30, 2018, sector diversification of the Portfolio was as follows:

	% of Net Assets	Value
SECTOR:
Municipal Bonds	91.1%	$27,432,682
Corporate Notes	3.9	1,184,582
Registered Investment Companies	3.2	955,812
Preferred Stocks	0.3	78,620

TOTAL	98.5%	$29,651,696

REPURCHASE AGREEMENT	0.4	131,472

INVESTMENT OF SECURITY LENDING COLLATERAL	0.8	249,400

TOTAL INVESTMENTS	99.7%	$30,032,568

See Notes to Financial Statements.

145

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High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

April 30, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — 98.1%
	Alabama — 1.2%
$500,000	Jefferson County, AL, Sewer Revenue Warrants, Series E, 0.000% due 10/1/34[1]	$168,045
500,000	Jefferson County, AL, Sewer Revenue, Series B, (AGMC Insured), 0.000% due 10/1/25[1]	388,285
1,070,000	Jefferson County, AL, Sewer Revenue, Series D, Warrants, 6.000% due 10/1/42	1,230,104
500,000	Montgomery, AL, Medical Clinic, Board Health Care Facility Revenue, Refunding, 5.000% due 3/1/30	546,660

		2,333,094

	Arizona — 2.8%
300,000	Arizona State, Industrial Development Authority, Education Revenue, Basis Schools Projects, Revenue Bonds, Refunding, Series A, 5.250% due 7/1/47[2]	310,443
500,000	Arizona State, Industrial Development Authority, Education Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/32[2]	499,965
500,000	Arizona State, Industrial Development Authority, Education Revenue, Traditional Schools Project, Revenue Bonds, 5.250% due 7/1/22[2]	493,195
100,000	Florence Town, Inc., AZ, Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds, 5.000% due 7/1/23	104,615
750,000	Maricopa County, AZ, Industrial Development Authority, Educational Revenue, Revenue Bonds, Refunding, 5.000% due 7/1/36[2]	769,665
250,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, 5.000% due 7/1/45[2]	254,350
500,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, Refunding, 5.000% due 7/1/35[2]	512,670
595,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, Refunding, Series A, 3.000% due 7/1/20[2]	587,979
	Phoenix, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Revenue Bonds, Series A:
300,000	5.750% due 7/1/24[2]	321,519
500,000	6.750% due 7/1/44[2]	552,070
500,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[2]	510,040
250,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Revenue Bonds, Series B, 4.000% due 7/1/22[2]	243,347
150,000	Pima County, AZ, Industrial Development Authority, Education Revenue, Revenue Bonds, 5.000% due 6/15/47[2]	149,081

		5,308,939

	California — 3.7%
350,000	Alameda, CA, Community Facilities District No.13-1, Special Tax, Alameda Landing Public Improvements, 5.000% due 9/1/42	380,586
435,000	Alhambra City, CA, Atherton Baptist Homes, Revenue Bonds, Series A, Prerefunded 1/1/20 @ 100, 7.500% due 1/1/30	472,588
250,000	California Public Finance Authority, Revenue Bonds, Refunding, 5.000% due 10/15/47	269,263
	California State, Municipal Finance Authority, Educational Revenue, Refunding, Series A:
360,000	5.000% due 6/1/36	389,545
500,000	5.000% due 6/1/46	535,645
300,000	California State, Municipal Finance Authority, Revenue Bonds, Series A, 5.000% due 11/1/46[2]	317,661

See Notes to Financial Statements.

146

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SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	California — (Continued)
$500,000	California State, Pollution Control Financing Authority, Solid Waste Revenue, Revenue Bonds, Refunding, Series B, 1.450% due 8/1/24[2]	$500,000
335,000	California State, School Financing Authority, Rocketship Education Obligated Group, Revenue Bonds, Series A, 5.250% due 6/1/52[2]	346,574
250,000	California State, Statewide Communities Development Authority, CHF Irvine LLC, Revenue Bonds, 5.000% due 5/15/29	283,368
960,000	California State, Statewide Communities Development Authority, Student Housing Revenue, Revenue Bonds, 4.305% due 7/1/32	1,011,293
255,000	Corona-Norco, CA, Unified School District, Refunding, 5.000% due 9/1/24	287,487
1,000,000	Foothill-Eastern Transportation Corridor Agency, CA, Toll Road Revenue, (AGMC Insured), 0.000% due 1/15/34[1]	527,900
500,000	Northern, CA, Gas Authority No. 1, Gas Project Revenue, Revenue Bonds, Series B, (3M USD LIBOR * 0.67 + 0.72%), 2.269% due 7/1/27[3]	487,505
1,000,000	Riverside County, Redevelopment Successor Agency, Revenue Bonds, Series B, 0.000% due 10/1/39[1]	406,340
500,000	Saugus/Hart, CA, School Facilities Financing Authority, Special Tax, Refunding, 5.000% due 9/1/24	561,845
200,000	Seal Beach, CA, Community Facilities District No. 2005-1, Special Tax, Refunding, 3.000% due 9/1/29	190,526

		6,968,126

	Colorado — 8.1%
500,000	Amber Creek, Metropolitan District, General Obligation Limited, Refunding, Series A, 5.125% due 12/1/47	491,380
500,000	Base Village Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.750% due 12/1/46	508,730
500,000	Belleview Station, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, 5.000% due 12/1/36	507,540
500,000	Big Dry Creek, Metropolitan District, General Obligation Limited, Series A, 5.750% due 12/1/47	501,190
680,000	Bradburn, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 4.000% due 12/1/28	670,745
500,000	Clear Creek Station, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.000% due 12/1/47	504,060
625,000	Colorado International Center, CO, Metropolitan District No. 14, General Obligation Limited, 5.875% due 12/1/46	648,613
300,000	Colorado State, Health Facilities Authority, Hospital Revenue, Refunding, 5.000% due 1/1/37	313,770
700,000	Colorado State, Health Facilities Authority, Hospital Revenue, Refunding, Series A, 5.250% due 5/15/37	761,369
700,000	Colorado State, Health Facilities Authority, Hospital Revenue, Revenue Bonds, Refunding, 5.000% due 6/1/37	758,387
500,000	Colorado State, Health Facilities Authority, Hospital Revenue, Series A, 5.750% due 11/1/47	500,725
650,000	Colorado State, Health Facilities Authority, Refunding, Series A, 5.000% due 6/1/45	690,125
165,000	Colorado State, Health Facilities Authority, Revenue Bonds, 5.625% due 6/1/43	183,457
150,000	E-470, CO, Public Highway Authority, Revenue Bonds, Refunding, Series B, (1M USD LIBOR * 0.67 + 1.05%), 2.322% due 9/1/39[3]	151,215
750,000	Forest Trace, CO, Metropolitan District No. 3, Limited Tax, General Obligation Unlimited, Series A, 5.000% due 12/1/46	723,450

See Notes to Financial Statements.

147

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SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Colorado — (Continued)
$1,000,000	Gardens on Havana, CO, Metropolitan District No. 3, Revenue Bonds, Series A, 4.625% due 12/1/27	$1,038,000
945,000	Harmony Technology Park, Metropolitan District No. 2, General Obligation Limited, 4.500% due 12/1/32	925,183
500,000	Leyden Ranch, Metropolitan District, General Obligation Unlimited, Series A, 5.125% due 12/1/47	514,030
750,000	Leyden Rock, Metropolitan District No. 10, General Obligation Limited, Series A, 5.000% due 12/1/45	760,035
500,000	Midcities Metropolitan District No. 2, CO, Special Revenue, Revenue Bonds, Refunding, Series B, 7.750% due 12/15/46[4]	492,345
271,000	Mountain Shadows, CO, Metropolitan District, General Obligation Limited, 3.250% due 12/1/20	272,279
500,000	Serenity Ridge, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.125% due 12/1/43	501,865
750,000	Solaris, CO, Metropolitan District No. 3, General Obligation Limited, Refunding, Series A, 5.000% due 12/1/36	775,875
	Southglenn, CO, Metropolitan District, Special Revenue, General Obligation Limited, Refunding:
500,000	3.000% due 12/1/21	495,885
750,000	5.000% due 12/1/30	776,737
215,000	Southlands, CO, Metropolitan District No. 1, General Obligation Unlimited, Series A-2, 3.500% due 12/1/27	212,065
500,000	Tallyns Reach, CO, Metropolitan District No. 3, General Obligation Limited, Series A, 6.750% due 11/1/38[4]	497,000

		15,176,055

	Connecticut — 1.3%
425,000	Connecticut State Health & Educational Facilities Authority, Church Home of Hartford, Inc. Project, Revenue Bonds, Series A, 5.000% due 9/1/53[2]	436,926
750,000	Hamden, CT, Facilities Revenue Bonds, Series A, 7.750% due 1/1/43	784,657
250,000	Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Tax Allocation, Refunding, 5.000% due 4/1/30[2]	272,890
900,000	Mohegan Tribe of Indians, CT, Gaming Authority, Revenue Bonds, Series A, 5.500% due 8/1/26[2]	935,766

		2,430,239

	District Of Columbia — 2.2%
	District of Columbia, Friendship Public Charter School, Inc., Revenue Bonds, Series A:
500,000	5.000% due 6/1/36	542,480
600,000	5.000% due 6/1/46	644,490
225,000	District of Columbia, KIPP DC Obligated Group, Revenue Bonds, Series A, 5.000% due 7/1/27	255,980
9,500,000	District of Columbia, Tobacco Settlement Financing Corp., Revenue Bonds, Series A, 0.000% due 6/15/46[1]	1,468,985
1,000,000	Metropolitan Washington, DC, Airports Authority Dulles Toll Road Revenue, Revenue Bonds, Series B, (AGC Insured), 0.000% due 10/1/35[1]	489,890
2,000,000	Metropolitan Washington, DC, Airports Authority Dulles Toll Road Revenue, Revenue Bonds, Series B, (AGMC Insured), 0.000% due 10/1/40[1]	765,660

		4,167,485

	Florida — 4.5%
160,000	Capital Trust Agency, FL, Educational Facilities Revenue, Viera Charter School, Inc. Project, Revenue Bonds, Series A, 5.000% due 10/15/37[2]	160,592

See Notes to Financial Statements.

148

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High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Florida — (Continued)
$150,000	Collier County, FL, Health Facilities Authority, Residential Care Facility Revenue, Refunding, Series A, 3.000% due 5/1/20	$152,982
200,000	Florida Development Finance Corp., Healthcare Facilities Revenue, University of Florida Health Project, Series A, 6.000% due 2/1/33	217,860
500,000	Florida State Higher Educational Facilities Financial Authority, Nova Southeastern University Project, 5.000% due 4/1/33	553,260
300,000	Lakewood Ranch, FL, Stewardship District, Special Assessment Revenue, 5.375% due 5/1/47	315,618
500,000	Miami, FL, World Center Community Development District, Special Assessment, 5.125% due 11/1/39	520,015
1,250,000	North Broward, FL, Hospital District, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/48	1,314,487
	Orange County, FL, Health Facilities Authority Revenue:
150,000	4.000% due 8/1/19	153,599
750,000	5.000% due 8/1/40	807,982
875,000	Orange County, FL, Health Facilities Authority, Revenue Bonds, Refunding, 5.000% due 8/1/41	951,291
	Palm Beach County, FL, Health Facilities Authority, Lifespace Communities, Revenue Bonds, Refunding, Series C:
295,000	5.000% due 5/15/20	310,269
55,000	5.000% due 5/15/25	61,671
150,000	Palm Beach County, FL, Health Facilities Authority, Revenue Bonds, Refunding, 4.000% due 12/1/18	151,416
200,000	Pompano Beach, FL, John Knox Project, Revenue Bonds, 4.000% due 9/1/19	205,568
550,000	Sarasota County, FL, Health Facilities Authority, Retirement Facilities Revenue, Revenue Bonds, Series A, 5.000% due 1/1/37	597,834
	Southeast Overtown Park West Community Redevelopment Agency, FL, Series A-1:
325,000	5.000% due 3/1/20[2]	341,650
500,000	5.000% due 3/1/30[2]	547,220
190,000	Town Center at Palm Coast, FL, Community Development District, Special Assessment, 6.000% due 5/1/36[4]	190,249
	Winter Garden Village at Fowler Groves, FL, Community Development District, Special Assessment, Refunding:
500,000	3.750% due 5/1/31	487,920
500,000	4.125% due 5/1/37	483,045

		8,524,528

	Georgia — 0.6%
325,000	Atlanta, GA, Development Authority, Health Care Facilities, Revenue Bonds, Series A1, 7.000% due 1/1/40	328,133
500,000	DeKalb County, GA, Hospital Authority, DeKalb Medical Center, Inc. Project, Revenue Bonds, 6.000% due 9/1/30	536,535
340,000	Macon-Bibb County, GA, Urban Development Authority, Revenue Bonds, 5.750% due 6/15/37[2]	347,966

		1,212,634

	Idaho — 0.4%
500,000	Idaho Health Facilities Authority, Revenue Bonds, Series A, 4.750% due 7/1/44	517,795
250,000	Idaho State, Health Facilities Authority Revenue, Kootenai Health Project, Revenue Bonds, Series A, 4.375% due 7/1/34	255,340

		773,135

See Notes to Financial Statements.

149

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SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Illinois — 18.4%
$500,000	Chicago, IL, Board of Education, General Obligation Unlimited, Refunding, Series A3, (SIFMA MUNI SWAP INDEX + 0.83%), 2.580% due 3/1/36[3]	$499,740
125,000	Chicago, IL, Board of Education, General Obligation Unlimited, Refunding, Series C, 5.000% due 12/1/28	125,279
	Chicago, IL, Board of Education, General Obligation Unlimited, Series A:
750,000	5.000% due 12/1/41	742,792
400,000	7.000% due 12/1/46[2]	470,296
	Chicago, IL, Board of Education, General Obligation Unlimited, Series A, (NPFG Insured):
265,000	0.000% due 12/1/181	260,787
400,000	0.000% due 12/1/251	285,464
600,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series B, 7.000% due 12/1/42[2]	707,472
1,030,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series B1, (NPFG Insured), 0.000% due 12/1/31[1]	541,574
640,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series C, 5.250% due 12/1/39	641,734
500,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series H, 5.000% due 12/1/46	490,285
600,000	Chicago, IL, General Obligation Unlimited, (NPFG Insured), 0.000% due 1/1/31[1]	341,934
	Chicago, IL, General Obligation Unlimited, Refunding, Series A:
250,000	5.750% due 1/1/33	272,950
1,000,000	6.000% due 1/1/38	1,105,060
350,000	Chicago, IL, General Obligation Unlimited, Refunding, Series B, 5.000% due 1/1/19	355,411
250,000	Chicago, IL, General Obligation Unlimited, Refunding, Series C, 5.000% due 1/1/24	264,622
	Chicago, IL, General Obligation Unlimited, Series C:
410,000	0.000% due 1/1/31[1]	219,912
500,000	5.000% due 1/1/34	502,955
250,000	Chicago, IL, Transitional Authority, Sales Tax Receipts Revenue Bonds, 5.000% due 12/1/51	264,092
250,000	Chicago, IL, Wastewater Transmission Revenue, (NPFG Insured), 5.500% due 1/1/20	263,105
500,000	Chicago, IL, Wastewater Transmission Revenue, Revenue Bonds, Series C, 5.000% due 1/1/22	543,120
	Chicago, IL, Waterworks Revenue, Revenue Bonds:
200,000	5.000% due 11/1/24	218,030
375,000	5.000% due 11/1/30	411,090
500,000	Cook County, IL, Community College District No. 508, General Obligation Unlimited, 5.250% due 12/1/43	518,055
400,000	Illinois State Finance Authority, Christian Homes, Inc., Revenue Bonds, 5.000% due 5/15/36	419,124
795,000	Illinois State Finance Authority, Presbyterian Homes, Revenue Bonds, Series A, 5.000% due 5/1/25	885,129
150,000	Illinois State Finance Authority, Presbyterian Homes, Revenue Bonds, Series B, (1M USD LIBOR * 0.70 + 1.35%), 2.671% due 5/1/36[3]	150,531
255,000	Illinois State Finance Authority, Revenue Bonds, Refunding, 3.000% due 5/15/20	257,211
150,000	Illinois State Finance Authority, Revenue Bonds, Refunding, Lifespace Communities Project, Series A, 5.000% due 5/15/22	163,047
	Illinois State Finance Authority, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 7/1/35	326,589
250,000	5.000% due 8/15/37	265,295
1,000,000	5.000% due 2/15/45	1,076,680

See Notes to Financial Statements.

150

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High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
	Illinois State Finance Authority, Revenue Bonds, Refunding, Series C:
$870,000	5.000% due 8/1/30	$975,209
1,000,000	5.000% due 2/15/31	1,125,450
1,000,000	4.125% due 8/15/37	996,650
135,000	Illinois State Finance Authority, Revenue Bonds, Series B, Prerefunded 8/15/19 @ 100, 5.750% due 8/15/30	141,692
500,000	Illinois State Finance Authority, Silver Cross Hospital & Medical Center, Revenue Bonds, Series C, 5.000% due 8/15/44	526,455
	Illinois State Finance Authority, Student Housing Revenue, Dekalb II Northern Illinois, Revenue Bonds:
395,000	5.750% due 10/1/21	419,040
250,000	6.875% due 10/1/43	271,715
500,000	Illinois State Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, 6.000% due 10/1/24	533,570
	Illinois State Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, Series A:
250,000	5.000% due 7/1/35	242,693
500,000	5.000% due 7/1/47	467,285
500,000	Illinois State Finance Authority, Swedish Covenant Hospital, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/34	532,760
880,000	Illinois State Housing Development Authority, Revenue Bonds, Refunding, Series C, 3.500% due 8/1/46	903,830
1,000,000	Illinois State Sports Facilities Authority, Revenue Bonds, Refunding, (AGMC Insured), 5.250% due 6/15/31	1,079,600
500,000	Illinois State University, Revenue Bonds, (AGMC Insured), 5.000% due 4/1/24	543,635
750,000	Illinois State, Finance Authority Revenue, Revenue Bonds, Refunding, 5.125% due 2/15/45	726,067
320,000	Illinois State, Finance Authority, Charter School Revenue, Refunding and Improvement, Chicago International Charter School Project, Revenue Bonds, 5.000% due 12/1/47	329,066
560,000	Illinois State, Finance Authority, Student Housing & Academic Facilities Revenue, Revenue Bonds, Series A, 5.000% due 2/15/37	598,119
	Illinois State, General Obligation Unlimited:
500,000	5.000% due 1/1/30	513,740
1,500,000	4.000% due 6/1/32	1,389,765
1,000,000	5.000% due 2/1/39	1,003,890
200,000	5.000% due 1/1/41	202,526
1,000,000	Illinois State, General Obligation Unlimited, Series C, 5.000% due 11/1/29	1,031,270
1,000,000	Illinois State, General Obligation Unlimited, Series D, 5.000% due 11/1/28	1,036,730
250,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Refunding (BAM, NPFG Insured), 0.000% due 6/15/28[1]	166,785
1,000,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Series A, (NPFG Insured), 0.000% due 6/15/36[1]	414,500
500,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Series B, (AGMC Insured), 0.000% due 6/15/27[1]	349,365
2,000,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax, Revenue Bonds, Series A, (AGMC Insured MBIA), 0.000% due 12/15/29[1]	1,242,360
500,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project, Revenue Bonds, Series B, 5.000% due 12/15/40	518,565

See Notes to Financial Statements.

151

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High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
$500,000	Southern Illinois State University, Housing & Auxiliary Facilities System, Revenue Bonds, Series B1, 5.000% due 4/1/22	$532,850
1,000,000	University of Illinois, Auxiliary Facilities, Revenue Bonds, Series A, (AGMC Insured), 4.000% due 4/1/36	1,006,730
500,000	Volo Village, IL, Special Service Area No. 3 & 6, Special Tax, Symphony Meadows/Lancaster Falls Project, (AGMC Insured), 2.875% due 3/1/25	476,600
497,000	Yorkville, IL, United City Special Service, Special Tax, (AGMC Insured), 3.000% due 3/1/25	479,337
250,000	Yorkville, IL, United City Special Service, Special Tax, Refunding, (AGMC Insured), 4.000% due 3/1/36	243,450

		34,610,664

	Indiana — 1.1%
	Indiana Finance Authority, Midwestern Disaster Relief Revenue, Revenue Bonds, Ohio Valley Electric Corp. Project, Series A:
750,000	5.000% due 6/1/32	749,167
300,000	5.000% due 6/1/39	298,263
	Indiana State Finance Authority, Greencroft Obligated Group, Revenue Bonds, Series A:
95,000	5.750% due 11/15/28	103,231
120,000	6.500% due 11/15/33	133,255
	Knox County, IN, Economic Development Authority, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 4/1/23	319,254
350,000	5.000% due 4/1/28	367,728

		1,970,898

	Iowa — 1.3%
525,000	Iowa State, Finance Authority, Midwestern Disaster Relief Revenue, Iowa Fertilizer Co. LLC Project, Revenue Bonds, Refunding, Series A, 5.250% due 12/1/50[3]	549,943
750,000	Iowa State, Finance Authority, Midwestern Disaster Relief Revenue, Iowa Fertilizer Co. LLC Project, Revenue Bonds, Refunding, Series B, 5.250% due 12/1/50[3]	787,733
	Tobacco Settlement Authority, IA, Revenue Bonds, Series C:
645,000	5.375% due 6/1/38	646,567
500,000	5.625% due 6/1/46	502,575

		2,486,818

	Kansas — 0.5%
500,000	Lenexa, KS, Health Care Facilities Revenue, Lakeview Village Project, Revenue Bonds, Refunding, Series A, 5.000% due 5/15/39[5]	534,925
205,000	Wichita, KS, Sales Tax, Special Obligation Revenue, Revenue Bonds, Refunding, 3.000% due 9/1/23	203,409
150,000	Wyandotte County, Kansas City Unified Government, Revenue Bonds, 5.000% due 12/1/34	150,577
95,000	Wyandotte County, KS, Kansas City Unified Government, Wyandotte Plaza Project, Revenue Bonds, 4.000% due 12/1/28	95,162

		984,073

	Kentucky — 1.0%
705,000	Ashland, KY, Medical Center Revenue, Refunding, Kings Daughters Medical Center Project, Series A, 5.000% due 2/1/30	762,260
100,000	Kentucky Public Transportation Infrastructure Authority, Toll Revenue, Downtown Crossing Project, Series A, 6.000% due 7/1/53	110,691

See Notes to Financial Statements.

152

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High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Kentucky — (Continued)
$55,000	Kentucky State, Economic Development Finance Authority, Baptist Healthcare System, Revenue Bonds, Series A, Prerefunded 8/15/18 @ 100, 5.375% due 8/15/24	$55,542
750,000	Kentucky State, Economic Development Finance Authority, Baptist Healthcare System, Revenue Bonds, Series B, 5.000% due 8/15/41	806,445
55,000	Kentucky State, Economic Development Finance Authority, Unrefunded, Baptist Healthcare System, Revenue Bonds, Series A, 5.375% due 8/15/24	55,470
150,000	Louisville & Jefferson County, KY, Metropolitan Government Healthcare System, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/31	168,833

		1,959,241

	Louisiana — 1.0%
900,000	Juban Crossing Economic Development District, LA, Revenue Bonds, Refunding, Series C, 7.000% due 9/15/44[2]	932,283
1,000,000	Louisiana State, Public Facilities Authority Revenue, Revenue Bonds, Air Products & Chemicals Project, Series A, 1.560% due 8/1/43[3,6]	1,000,000

		1,932,283

	Maine — 0.2%
440,000	Maine Health & Higher Educational Facilities Authority, Revenue Bonds, 5.000% due 7/1/43	448,589

	Maryland — 1.7%
1,125,000	Baltimore, MD, Special Obligation, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/38	1,196,505
250,000	Howard County, MD, Special Obligation, Revenue Bonds, Series A, 4.125% due 2/15/34[2]	250,235
250,000	Maryland State, Economic Development Corp., Special Obligation, Tax Allocation, 4.500% due 7/1/44	253,753
750,000	Maryland State, Health & Higher Educational Facilities Authority, Revenue Bonds, Series A, 5.000% due 1/1/21	796,807
500,000	Prince George’s County, MD, Revenue Authority, Suitland-Naylor Road Project, 5.000% due 7/1/46[2]	488,155
300,000	Rockville, MD, Mayor & Council, Economic Development Revenue, Revenue Bonds, Series C3, 2.500% due 11/1/24	287,256

		3,272,711

	Massachusetts — 1.0%
500,000	Massachusetts State, Development Finance Agency Revenue, Refunding, Suffolk University, 5.000% due 7/1/36	550,515
700,000	Massachusetts State, Development Finance Agency Revenue, Series A, 4.680% due 11/15/21[2]	702,814
418,083	Massachusetts State, Development Finance Agency Revenue, Series A-1, 6.250% due 11/15/46	433,105
105,000	Massachusetts State, Development Finance Agency Revenue, Series B, 4.680% due 11/15/21[2]	105,422

		1,791,856

	Michigan — 1.1%
385,000	Dearborn, MI, Economic Development Corp., Revenue Bonds, 7.500% due 11/15/44[2]	379,752
280,000	Flint, MI, Hospital Building Authority Rental, Revenue Bonds, Series A, 5.250% due 7/1/39	285,555

See Notes to Financial Statements.

153

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SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Michigan — (Continued)
$600,000	Grand Rapids, MI, Economic Development Corp., Beacon Hill Eastgate Project, Revenue Bonds, Refunding, Series A, 5.000% due 11/1/37	$627,702
	Kentwood, MI, Economic Development Corp., Revenue Bonds, Refunding:
50,000	4.500% due 11/15/21	52,894
25,000	4.750% due 11/15/22	26,740
250,000	5.000% due 11/15/37	267,925
250,000	5.625% due 11/15/41	268,370
200,000	Michigan State Strategic Fund, Limited Obligation Revenue, Revenue Bonds, Refunding, Series CC, 1.450% due 9/1/30	192,480

		2,101,418

	Minnesota — 0.1%
240,000	St. Paul, MN, Housing & Redevelopment Authority, Charter School Lease Revenue, Revenue Bonds, Series A, 5.500% due 7/1/38[2]	247,294

	Mississippi — 0.3%
500,000	Mississippi State, Business Finance Corp., Revenue Bonds, Refunding, 5.150% due 9/1/28	501,365

	Missouri — 1.0%
470,000	Cape Girardeau County, MO, Industrial Development Authority, Southeast Health, Revenue Bonds, Series A, 6.000% due 3/1/33	533,022
250,000	Lees Summit, MO, Special Obligation Tax Increment, Tax Allocation, Refunding, 3.500% due 11/1/23[2]	246,738
100,000	Missouri State Health & Educational Facilities Authority, Lutheran Senior Services, Revenue Bonds, 5.000% due 2/1/25	109,872
125,000	Missouri State Health & Educational Facilities Authority, Revenue Bonds, 5.000% due 2/1/26	136,651
100,000	Missouri State Health & Educational Facilities Authority, Revenue Bonds, Series A: 5.000% due 2/1/28	110,382
225,000	5.000% due 2/1/29	247,237
450,000	St. Louis County, MO, Industrial Development Authority, Senior Living Revenue, Revenue Bonds, Refunding, 5.000% due 9/1/48	482,917

		1,866,819

	Nevada — 0.7%
335,000	Department of Business & Industry, NV, Revenue Bonds, Series A, 5.000% due 7/15/27[2]	351,700
	Las Vegas, NV, Sales Tax Increment Revenue:
100,000	2.750% due 6/15/21[2]	98,818
385,000	3.500% due 6/15/25[2]	370,847
500,000	Nevada State, Department of Business and Industry, Revenue Bonds, Series A, 5.000% due 12/15/48[2]	506,385

		1,327,750

	New Jersey — 5.1%
250,000	Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding, (AGMC Insured), 5.000% due 11/1/24	274,060
500,000	New Jersey State Economic Development Authority, Revenue Bonds, Refunding, Series I, (SIFMA MUNI SWAP INDEX + 1.60%), 3.350% due 3/1/28[3]	495,030
2,500,000	New Jersey State Economic Development Authority, Revenue Bonds, Refunding, Series XX, 5.000% due 6/15/25	2,713,075

See Notes to Financial Statements.

154

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SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
	New Jersey State Economic Development Authority, Revenue Bonds, Series A:
$250,000	5.000% due 1/1/24	$273,810
600,000	5.000% due 7/1/32	650,856
500,000	New Jersey State Health Care Facilities Financing Authority, Revenue Bonds, Series A, 5.000% due 7/1/34	552,090
200,000	New Jersey State Health Care Facilities Financing Authority, University Hospital, Revenue Bonds, Series A, (AGMC Insured), 5.000% due 7/1/30	224,646
	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series A:
1,000,000	0.000% due 12/15/35[1]	429,840
1,000,000	0.000% due 12/15/39[1]	348,180
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series A, (BAM Insured), 0.000% due 12/15/27[1]	692,930
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series C, (AGMC Insured), 0.000% due 12/15/34[1]	492,290
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series C, (NPFG Insured), 0.000% due 12/15/31[1]	545,480
95,000	New Jersey State, Economic Development Authority, Revenue Bonds, Series A, Prerefunded 6/1/20 @ 100, 5.000% due 6/1/21	100,818
	South Jersey, NJ, Transportation Authority LLC, Revenue Bonds, Refunding, Series A:
200,000	5.000% due 11/1/26	223,204
750,000	5.000% due 11/1/32	824,475
250,000	5.000% due 11/1/33	274,212
500,000	Tobacco Settlement Financing Corp., NJ, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/29	568,695

		9,683,691

	New York — 7.2%
500,000	Glen Cove, NY, Local Economic Assistance Corp., Revenue Bonds, Series C, 0.000% due 1/1/55[1]	409,715
3,600,000	New York City, NY, General Obligation Unlimited, Subseries L-3, (SPA : Bank of America N.A.), 1.550% due 4/1/36[3,6]	3,600,000
500,000	New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series E, 3.500% due 2/15/48	495,455
500,000	New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series F, 4.500% due 2/15/48	514,475
1,790,000	New York City, NY, Transitional Finance Authority Revenue, Revenue Bonds, Subseries C-5, (SPA : Bank of America Corp.), 1.530% due 8/1/31[3,6]	1,790,000
1,000,000	New York City, NY, Transitional Finance Authority Revenue, Revenue Bonds, Subseries E-3, (SPA : JP Morgan Chase Bank N.A.), 1.550% due 2/1/45[3,6]	1,000,000
2,000,000	New York City, NY, Transitional Finance Authority Revenue, Revenue Bonds, Subseries E-4, (SPA : Bank of America Corp.), 1.530% due 2/1/45[3,6]	2,000,000
1,650,000	New York City, NY, Transitional Finance Authority Revenue, Revenue Bonds, Subseries E-4, (SPA : JP Morgan Chase Bank N.A.), 1.550% due 2/1/45[3,6]	1,650,000
700,000	New York State, Dormitory Authority Revenue, Non State Supported Debt, Refunding, 5.000% due 12/1/32[2]	761,733
870,000	New York State, Mortgage Agency, Homeowner Mortgage, Revenue Bonds, Refunding, Series 195, 4.000% due 10/1/46	908,750
310,000	Port Authority of New York & New Jersey, JFK International Airport, Revenue Bonds, 6.000% due 12/1/42	338,979

		13,469,107

See Notes to Financial Statements.

155

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SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	North Carolina — 0.6%
$500,000	North Carolina State Medical Care Commission, Revenue Bonds, 5.000% due 10/1/20	$526,570
500,000	North Carolina State, Medical Care Commission, Retirement Facilities Revenue, Revenue Bonds, Series B, 5.000% due 4/1/47	521,155

		1,047,725

	Ohio — 4.8%
	Buckeye Tobacco Settlement Financing Authority, OH, Revenue Bonds, Series A-2:
750,000	6.500% due 6/1/47	760,492
500,000	5.875% due 6/1/47	499,995
525,000	Buckeye Tobacco Settlement Financing Authority, OH, Revenue Bonds, Series A-3, 6.250% due 6/1/37	536,156
600,000	Centerville, OH, Healthcare Revenue, Refunding, 5.250% due 11/1/50	625,980
250,000	Cleveland, OH, Airport System Revenue, Revenue Bonds, Series B, (AGMC Insured), 5.000% due 1/1/23	277,113
1,045,000	Cuyahoga County, OH, Hospital Revenue, Refunding, 5.500% due 2/15/52	1,136,678
700,000	Hamilton County, OH, Healthcare Revenue, Refunding and Improvement, Life Enriching Communities Project, Revenue Bonds, Refunding, 5.000% due 1/1/51	739,620
815,000	Licking County, OH, Health Care Facilities Authority Revenue, Refunding, Series A, 6.000% due 7/1/50	861,496
380,000	Muskingum County, OH, Hospital Facilities, Genesis Healthcare Systems Project, Revenue Bonds, 5.000% due 2/15/19	386,350
500,000	Ohio State, Air Quality Development Authority, Pollution Control, Revenue Bonds, Refunding, Series C, 5.625% due 6/1/18[7]	480,000
350,000	Ohio State, Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp. Project, Series E, 5.625% due 10/1/19	360,021
	Southeastern Ohio Port Authority Hospital Facilities, Revenue Bonds:
690,000	5.000% due 12/1/19	706,187
300,000	5.750% due 12/1/32	323,325
500,000	6.000% due 12/1/42	538,205
800,000	Warren County, OH, Health Care Facilities, Otterbein Homes, Revenue Bonds, Series A, 5.000% due 7/1/32	887,536

		9,119,154

	Oklahoma — 0.1%
110,000	Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise Revenue, Series A, 8.500% due 8/25/26[2,4]	128,676

	Oregon — 0.0%
50,000	Oregon State, Facilities Authority, Revenue Bonds, Series C, (SIFMA MUNI SWAP INDEX + 1.00%), 2.750% due 10/1/22[3]	50,032

	Pennsylvania — 5.0%
500,000	Allentown , PA, Commercial & Industrial Development Authority, Revenue Bonds, Series A, 6.250% due 7/1/47[2,5]	486,875
125,000	Chester County, PA, Industrial Development Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/15/51	128,161
250,000	Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Revenue Bonds, 5.000% due 6/1/22	272,778
	Crawford County, PA, Hospital Authority, Revenue Bonds, Refunding, Series A:
400,000	6.000% due 6/1/36	414,732
250,000	6.000% due 6/1/46	256,743
450,000	Doylestown, PA, Hospital Authority, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/41	470,839

See Notes to Financial Statements.

156

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High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$175,000	East Hempfield Township, PA, Industrial Development Authority, Revenue Bonds, Refunding, 5.000% due 12/1/26	$197,684
445,000	Montgomery County, PA, Higher Education & Health Authority, Revenue Bonds, Refunding, 5.000% due 12/1/47	486,243
	Montgomery County, PA, Industrial Development Authority, Health System Revenue, Revenue Bonds, Refunding, Series A:
420,000	5.250% due 1/15/27	457,527
250,000	5.250% due 1/15/46	263,390
	Montgomery County, PA, Industrial Development Authority, Revenue Bonds, Refunding:
105,000	5.000% due 11/15/23	115,356
500,000	5.000% due 11/15/36	552,595
100,000	5.000% due 12/1/46	107,057
530,000	Pennsylvania State, Higher Educational Facilities Authority Revenue, Revenue Bonds, 6.000% due 10/1/31	579,051
	Pennsylvania State, Higher Educational Facilities Authority, Revenue Bonds, Prerefunded 7/1/20 @ 100:
1,080,000	5.800% due 7/1/30	1,164,542
650,000	6.000% due 7/1/43	703,618
500,000	Pennsylvania State, Higher Educational Facilities Authority, Student Housing Revenue, 5.000% due 7/1/31	520,125
545,000	Pennsylvania State, Higher Educational Facilities Authority, Student Housing Revenue, Refunding, Series A, 5.000% due 7/1/25	589,205
	Philadelphia, PA, Authority for Industrial Development, Senior Living Revenue, Revenue Bonds, Refunding, Series A:
200,000	5.000% due 7/1/31	215,366
100,000	5.000% due 7/1/32	107,286
1,100,000	Philadelphia, PA, School District, General Obligation Limited, Series A, (State Aid Withholding), 5.000% due 9/1/28	1,245,013
150,000	Washington County, PA, Redevelopment Authority Revenue, Tax Allocation, Refunding, 5.000% due 7/1/28	155,934

		9,490,120

	Puerto Rico — 3.0%
35,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, (AGMC Insured), 4.500% due 7/1/23	35,095
90,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, (NPFG Insured), 0.000% due 7/1/18[1]	89,494
250,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, Series A, (NPFG Insured), 5.500% due 7/1/20	258,997
895,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Series A, 5.250% due 7/1/42	716,000
25,000	Puerto Rico Electric Power Authority, Revenue Bonds, (AGMC Insured), 5.000% due 7/1/27	25,053
610,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series DDD, (AGMC Insured), 3.625% due 7/1/23	609,268
50,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series SS, (AGMC Insured), 5.000% due 7/1/30	50,074
160,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series NN, (NPFG Insured), 4.750% due 7/1/33	149,157
165,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series TT, 5.000% due 7/1/22[7]	66,825
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Auxilio Muto, Revenue Bonds, Series A:
250,000	5.000% due 7/1/18	250,677
760,000	6.000% due 7/1/33	768,953
250,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, 5.000% due 10/1/31	252,055

See Notes to Financial Statements.

157

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SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Puerto Rico — (Continued)
$430,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, (NPFG Insured), 4.500% due 10/1/29	$422,828
435,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, 5.000% due 3/1/36	374,100
500,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding, 5.000% due 10/1/20	511,380
250,000	Puerto Rico Public Buildings Authority Revenue, Revenue Bonds, Refunding, Series F, (NPFG Insured), 5.250% due 7/1/18	250,875
	University of Puerto Rico, Revenue Bonds, Refunding, Series P:
365,000	5.000% due 6/1/19	256,412
50,000	5.000% due 6/1/20	33,875
185,000	University of Puerto Rico, Revenue Bonds, Refunding, Series P, (NPFG Insured), 5.000% due 6/1/25	184,993
	University of Puerto Rico, Revenue Bonds, Series Q:
145,000	5.000% due 6/1/19	101,862
75,000	5.000% due 6/1/25	50,663
235,000	5.000% due 6/1/30	158,742
145,000	5.000% due 6/1/36	97,948

		5,715,326

	Rhode Island — 1.4%
	Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding, Series B:
900,000	5.000% due 9/1/31	958,590
750,000	5.000% due 9/1/36	783,188
400,000	Rhode Island State, Commerce Corp., Airports Revenue, Revenue Bonds, Series D, 5.000% due 7/1/28	456,288
3,000,000	Tobacco Settlement Financing Corp., RI, Revenue Bonds, Series A, 0.000% due 6/1/52[1]	337,020

		2,535,086

	South Carolina — 2.4%
1,786,324	Connector 2000 Association, Inc., Revenue Bonds, Series A-1, 0.000% due 1/1/42[1]	312,303
500,000	Connector 2000 Association, Inc., SC, Toll Road Revenue, Series A-1, 0.000% due 1/1/32[1]	189,315
1,000,000	Lexington County, SC, Health Services District, Revenue Bonds, Refunding, 5.000% due 11/1/21	1,079,040
510,000	South Carolina State, Housing Finance & Development Authority, Revenue Bonds, (GNMA / FNMA / FHLMC / FHA Insured), 4.000% due 7/1/36	533,200
	South Carolina State, Jobs-Economic Development Authority, Health Facilities Revenue, Revenue Bonds, Refunding:
410,000	5.000% due 10/1/36[2]	410,541
1,090,000	5.000% due 10/1/41[2]	1,076,615
800,000	South Carolina State, Jobs-Economic Development Authority, Residential Facilities Revenue, Revenue Bonds, Refunding, 5.000% due 4/1/47	824,336

		4,425,350

	Texas — 8.6%
645,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Series A, 5.000% due 12/1/51	677,560
480,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Uplift Education, Series A, 2.750% due 12/1/26	463,195

See Notes to Financial Statements.

158

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SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)
$250,000	Brazoria County, TX, Health Facilities Development Corp., Revenue Bonds, Prerefunded 7/1/20 @ 100, 5.250% due 7/1/32	$278,170
360,000	Fort Bend County, TX, Industrial Development Corp., NRG Energy, Inc., Revenue Bonds, Series A, 4.750% due 5/1/38	367,888
250,000	Gregg County, TX, Health Facilities Development Corp., Revenue Bonds, Series C, 5.000% due 7/1/32	262,915
1,800,000	Gulf Coast, TX, Industrial Development Authority, Exxon Mobil Corp. Project, Revenue Bonds, 1.550% due 11/1/41[3,6]	1,800,000
1,510,000	Harris County, TX, Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes Project, Revenue Bonds, Refunding, 5.000% due 1/1/48	1,567,984
150,000	Harris County, TX, Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 5.000% due 1/1/43	154,321
500,000	Harrison County, TX, Health Facilities Development Corp., Good Shepard Health System, Revenue Bonds, 5.250% due 7/1/28	520,070
2,500,000	Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue, Revenue Bonds, Series A, 1.650% due 1/1/20[3]	2,500,125
250,000	New Hope Cultural Education Facilities Corp., TX, Housing Revenue, Tarleton State University Project, Revenue Bonds, Series A, 5.000% due 4/1/47	267,580
	New Hope Cultural Education Facilities Corp., TX, Revenue Bonds, Series A:
500,000	5.000% due 4/1/29	553,675
600,000	5.000% due 4/1/30	660,552
1,200,000	New Hope Cultural Education Facilities Finance Corp., TX, Education Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/36[2]	1,192,800
750,000	New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facilities Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/36	776,865
200,000	New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facilities Revenue, Revenue Bonds, Series A, 5.500% due 11/15/46	200,130
	New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue Bonds, Series A:
280,000	5.000% due 4/1/42	302,557
500,000	5.000% due 4/1/48	506,830
230,000	Newark Higher Education Finance Corp., TX, Education Revenue, Revenue Bonds, Series A, 5.000% due 6/15/37	228,031
	Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities, Revenue Bonds, Refunding:
500,000	5.750% due 11/15/37	487,400
1,375,000	5.000% due 5/15/45	1,419,976
500,000	5.250% due 11/15/47	520,420
350,000	Wood County, TX, Central Hospital District, East Texas Medical Center, Revenue Bonds, 6.000% due 11/1/41	391,027

		16,100,071

	Utah — 0.3%
500,000	Hideout Local District No. 1, UT, Special Assessment, 6.750% due 8/1/37[2]	495,235

	Virginia — 1.3%
295,000	Henrico County, VA, Economic Development Authority Health Care Facilities Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 12/1/37	313,685
1,000,000	Newport News, VA, Industrial Development Authority, System Revenue, Revenue Bonds, 5.330% due 7/1/45[2]	1,047,790
487,000	Peninsula Town Center, VA, Community Development Authority, Revenue Bonds, 6.350% due 9/1/28	487,619

See Notes to Financial Statements.

159

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SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Virginia — (Continued)
$500,000	Virginia State, Small Business Financing Authority, Residential Care Facility Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 6/1/42	$523,315

		2,372,409

	Washington — 1.0%
100,000	Skagit County, WA, Public Hospital District No.1, Refunding, Series A, 5.000% due 12/1/19	103,407
1,000,000	Washington State, Health Care Facilities Authority, Revenue Bonds, 5.000% due 12/1/36	1,072,750
650,000	Washington State, Housing Finance Commission, Revenue Bonds, Series A, 7.000% due 7/1/452	691,607

		1,867,764

	Wisconsin — 3.1%
500,000	Public Finance Authority, WI, Charter School Revenue, Revenue Bonds, Series A, 5.375% due 7/15/472	511,065
1,000,000	Public Finance Authority, WI, Revenue Bonds, 5.750% due 4/1/42	1,066,190
260,000	Public Finance Authority, WI, Revenue Bonds, Refunding, 5.875% due 4/1/45	278,637
350,000	Public Finance Authority, WI, Senior Living Revenue, Mary’s Woods at Marylhurst Project, Revenue Bonds, Refunding, Series A, 5.250% due 5/15/372	381,668
90,000	Public Finance Authority, WI, Senior Living Revenue, Rose Village Project, Revenue Bonds, Series A, 5.000% due 11/15/24	96,575
1,060,000	Public Finance Authority, WI, Student Housing, Revenue Bonds, Series A, 5.000% due 7/1/25	1,165,830
2,350,000	Public Finance Authority, WI, Tax Allocation, Increment Finance Grant Revenue, 0.000% due 9/1/281	1,413,760
955,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Refunding, 5.000% due 6/1/41	987,842

		5,901,567

	TOTAL MUNICIPAL BONDS (Cost $185,394,995)	184,797,327

TOTAL INVESTMENTS (Cost $185,394,995)	98.1%	$184,797,327

OTHER ASSETS IN EXCESS OF LIABILITIES	1.9	3,613,958

NET ASSETS	100.0%	$188,411,285

See Notes to Financial Statements.

160

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High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Zero Coupon Bond.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2018, these securities, which are not illiquid, amounted to $22,454,385 or 12.2% of net assets for the Fund.
[3]	Floating Rate Bond. Rate shown is as of April 30, 2018.
[4]	Illiquid security.
[5]	When-issued security.
[6]	Variable Rate Demand Note (VRDN) with a daily rate-reset. Shall be the rate of interest which, if borne by the bonds, would, in the judgment of the Remarketing Agent, having due regard for the prevailing financial market conditions for revenue bonds or other securities the interest on which is excluded from gross income for federal income tax purposes and of the same general nature as the bonds or securities the interest on which is excluded from gross income for federal income tax purposes and which are equivalent as to credit and maturity (or period for tender) to the credit and maturity (or period for tender) of the bonds, be the lowest interest rate which would enable the Remarketing Agent to remarket the bonds at a price of par (plus accrued interest, if any).
[7]	This security is in default. See Note 1.

Abbreviations:

AGC — Assurance Guaranty Corporation

AGMC — Assured Guaranty Municipal Corporation

BAM — Build America Mutual

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MBIA — Municipal Bond Investors Assurance

NPFG — National Public Finanace Guarantee Corporation

SIFMA — Securities Industry and Financial Markets Association

SPA — Stand-By Purchase Agreement

See Notes to Financial Statements.

161

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High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

April 30, 2018 — (Unaudited)

STATE DIVERSIFICATION

On April 30, 2018, State Diversification of the Portfolio was as follows:

	% of Net Assets	Value
STATE:
Illinois	18.4%	$34,610,664
Texas	8.6	16,100,071
Colorado	8.1	15,176,055
New York	7.2	13,469,107
New Jersey	5.1	9,683,691
Pennsylvania	5.0	9,490,120
Ohio	4.8	9,119,154
Florida	4.5	8,524,528
California	3.7	6,968,126
Wisconsin	3.1	5,901,567
Puerto Rico	3.0	5,715,326
Arizona	2.8	5,308,939
South Carolina	2.4	4,425,350
District of Columbia	2.2	4,167,485
Maryland	1.7	3,272,711
Rhode Island	1.4	2,535,086
Iowa	1.3	2,486,818
Connecticut	1.3	2,430,239
Virginia	1.3	2,372,409
Alabama	1.2	2,333,094
Michigan	1.1	2,101,418
Indiana	1.1	1,970,898
Kentucky	1.0	1,959,241
Louisiana	1.0	1,932,283
Washington	1.0	1,867,764
Missouri	1.0	1,866,819
Massachusetts	1.0	1,791,856
Nevada	0.7	1,327,750
Georgia	0.6	1,212,634
North Carolina	0.6	1,047,725
Kansas	0.5	984,073
Idaho	0.4	773,135
Mississippi	0.3	501,365
Utah	0.3	495,235
Maine	0.2	448,589
Minnesota	0.1	247,294
Oklahoma	0.1	128,676
Oregon	0.0	50,032

TOTAL MUNICIPAL BONDS	98.1%	$184,797,327

TOTAL INVESTMENTS	98.1%	$184,797,327

See Notes to Financial Statements.

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1.	Organization and Significant Accounting Policies

As of April 30, 2018, The Glenmede Fund, Inc. (the “Fund”) consists of nineteen portfolios: the Quantitative U.S. Large Cap Core Equity Portfolio (formerly known as the Large Cap Core Portfolio), the Quantitative U.S. Large Cap Growth Equity Portfolio (formerly known as the Large Cap Growth Portfolio), the Quantitative U.S. Large Cap Value Equity Portfolio, the Quantitative U.S. Small Cap Equity Portfolio, the Quantitative International Equity Portfolio (formerly known as the International Portfolio), the Responsible ESG U.S. Equity Portfolio, the Women in Leadership U.S. Equity Portfolio, the Quantitative U.S. Long/Short Equity Portfolio (formerly known as the Long/Short Portfolio), the Quantitative U.S. Total Market Equity Portfolio (formerly known as the Total Market Portfolio), the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Mid Cap Equity Portfolio, the Large Cap Value Portfolio, the Equity Income Portfolio, the Secured Options Portfolio, the Global Secured Options Portfolio, the Core Fixed Income Portfolio, the Short Term Tax Aware Fixed Income Portfolio and the High Yield Municipal Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. The Mid Cap Equity Portfolio commenced operations on September 30, 2014. The Mid Cap Equity Portfolio consists of two classes of shares: the Advisor Class and the Institutional Class. As of April 30, 2018, Institutional Class shares of the Mid Cap Equity Portfolio have not been issued. Since June 30, 2015, the Quantitative U.S. Large Cap Core Equity Portfolio and the Quantitative U.S. Large Cap Growth Equity Portfolio have offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Classes commenced operations on December 30, 2015 and November 5, 2015, respectively. Since July 14, 2016, the Secured Options Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Class shares of the Secured Options Portfolio commenced operations on November 9, 2016.

The High Yield Municipal Portfolio, the Responsible ESG U.S. Equity Portfolio and the Women in Leadership U.S. Equity Portfolio commenced operations on December 22, 2015.

The Short Term Tax Aware Fixed Income Portfolio commenced operations on June 29, 2016.

The Equity Income Portfolio commenced operations on December 21, 2016.

The Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio commenced operations on November 13, 2017.

The Fund is an investment company and follows accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”), including but not limited to ASC 946, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and the differences could be material. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Valuation of Securities: Equity securities and options listed on a U.S. securities exchange, including exchange traded funds (“ETFs”), for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange traded options are valued at the mean of the bid and ask price and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values as reported by such companies.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in

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accordance with procedures approved by the Board of Directors of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

FASB ASC Topic 820 (“ASC 820”) “Fair Value Measurements” defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy. The Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women In Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, Equity Income Portfolio and Global Secured Options Portfolio had all investments with corresponding industries at Level 1 except repurchase agreements which were at Level 2, at April 30, 2018. The High Yield Municipal Portfolio had all investments with corresponding sectors at Level 2 at April 30, 2018.

The Portfolios did not recognize any level transfers as of the six months ended April 30, 2018. Transfers into and out of a level are typically recognized at the end of the reporting period.

The following is a summary of the inputs used as of April 30, 2018 in valuing the assets and liabilities of the Secured Options Portfolio, Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio:

Secured Options Portfolio

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$13,133,271	$—	$—	$13,133,271
U.S. Treasury Bill	—	149,488,350	—	149,488,350
Repurchase Agreement	—	7,079,380	—	7,079,380
Purchased Options
Calls	416,863,500	—	—	416,863,500
Puts	227,104,500	—	—	227,104,500

Total Purchased Options	643,968,000	—	—	643,968,000

Total Investments	657,101,271	156,567,730	—	813,669,001

Total	$657,101,271	$156,567,730	$—	$813,669,001

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LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Call	$(129,000)	$—	$—	$(129,000)
Puts	(30,294,425)	—	—	(30,294,425)

Total Written Options	(30,423,425)	—	—	(30,423,425)

Total	$(30,423,425)	$—	$—	$(30,423,425)

Core Fixed Income Portfolio

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency Notes
Federal Home Loan Bank	$—	$19,350,465	$—	$19,350,465
Federal Home Loan Mortgage Corporation	—	9,850,160	—	9,850,160
Federal National Mortgage Association	—	49,496,773	—	49,496,773

Total Agency Notes	—	78,697,398	—	78,697,398

Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	40,036,218	—	40,036,218
Federal National Mortgage Association	—	85,930,817	—	85,930,817
Government National Mortgage Association	—	1,548,647	—	1,548,647

Total Mortgage-Backed Securities	—	127,515,682	—	127,515,682

Corporate Notes
Automotive	—	13,965,669	—	13,965,669
Banking	—	30,360,780	—	30,360,780
Beverages, Food & Tobacco	—	14,598,584	—	14,598,584
Communications	—	25,951,541	—	25,951,541
Computer Software & Processing	—	39,465,553	—	39,465,553
Cosmetics & Personal Care	—	5,108,608	—	5,108,608
Electronics	—	13,162,541	—	13,162,541
Financial	—	10,860,236	—	10,860,236
Heavy Machinery	—	5,641,553	—	5,641,553
Industrial	—	10,182,052	—	10,182,052
Insurance	—	27,159,819	—	27,159,819
Pharmaceuticals	—	8,089,058	—	8,089,058
Retailers	—	6,022,221	—	6,022,221

Total Corporate Notes	—	210,568,215	—	210,568,215

U.S. Treasury Notes/Bonds	—	48,474,844	—	48,474,844
Repurchase Agreement	—	3,478,378	—	3,478,378
Investment of Security Lending Collateral	12,472,620	—	—	12,472,620

Total Investments	12,472,620	468,734,517	—	481,207,137

Total	$12,472,620	$468,734,517	$—	$481,207,137

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Short Term Tax Aware Fixed Income Portfolio

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Corporate Notes
Financial	$—	$413,481	$—		$413,481
Oil & Gas	—	519,791	—		519,791
Retailers	—	251,310	—		251,310

Total Corporate Notes	—	1,184,582	—		1,184,582

Municipal Bonds
Alabama	—	747,667	—		747,667
Alaska	—	1,065,940	—		1,065,940
California	—	938,989	—		938,989
Colorado	—	410,947	—		410,947
Delaware	—	210,275	—		210,275
Florida	—	1,124,235	—		1,124,235
Georgia	—	596,952	—		596,952
Idaho	—	212,504	—		212,504
Illinois	—	2,735,438	—		2,735,438
Kansas	—	425,000	—		425,000
Kentucky	—	577,915	—		577,915
Louisiana	—	575,635	—		575,635
Maryland	—	129,421	—		129,421
Michigan	—	2,305,874	—		2,305,874
Minnesota	—	1,280,232	—		1,280,232
Mississippi	—	223,341	—		223,341
New Hampshire	—	404,160	—		404,160
New Jersey	—	1,806,054	—		1,806,054
New York	—	750,123	—		750,123
North Carolina	—	568,512	—		568,512
Ohio	—	1,310,446	—		1,310,446
Oklahoma	—	127,725	—		127,725
Pennsylvania	—	3,856,649	—		3,856,649
Texas	—	3,074,728	—		3,074,728
Washington	—	623,785	—		623,785
Wisconsin	—	1,350,135	—		1,350,135

Total Municipal Bonds	—	27,432,682	—		27,432,682

Preferred Stocks	78,620	—	—		78,620
Repurchase Agreement	—	131,472	—		131,472
Investment of Security Lending Collateral	249,400	—	—		249,400
Registered Investment Companies	955,812	—	0	*	955,812

Total Investments	1,283,832	28,748,736	0		30,032,568

Total	$1,283,832	$28,748,736	$0		$30,032,568

* Includes one security priced at $0.

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the applicable Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the applicable Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral

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securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. Each Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements to evaluate potential risks.

Master Repurchase Agreements (“MRA”) permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the applicable Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. The gross value and related collateral received for each Portfolio’s investments in repurchase agreements as of April 30, 2018 are presented in each Portfolio’s Schedule of Portfolio Investments and the value of these investments are also presented in the Statements of Assets and Liabilities.

Foreign Currency Translation: The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, Equity Income Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Secured Options Portfolio, Global Secured Options Portfolio and Quantitative International Equity Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

Options Transactions: The Strategic Equity Portfolio, Large Cap Value Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio and Global Secured Options Portfolio are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities each Portfolio owns or expects to own. The Secured Options Portfolio and Global Secured Options Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio, Large Cap Value Portfolio and Quantitative U.S. Long/Short Equity Portfolio did not enter into any options transactions during the six months ended April 30, 2018. During the six months ended April 30, 2018, the Secured Options Portfolio and the Global Secured Options Portfolio wrote put and call options and purchased put and call options in an attempt to achieve their respective investment objective and strategies.

Lending of Portfolio Securities: Each Portfolio, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. These fees

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are disclosed as “Income from security lending” in the Statements of Operations, net of expenses retained by State Street as compensation for its services as lending agent. Each applicable Portfolio receives cash collateral (which may be invested by the lending agent in short-term instruments) and/or non-cash collateral (which may include U.S. Treasuries and/or U.S. Government Agency securities), in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the applicable Portfolio on the next business day. On behalf of the Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio, some or all of the cash collateral may be used to finance short sales. The cash collateral received for the Quantitative U.S. Long/Short Equity Portfolio was not used to finance short sales. As of April 30, 2018, the cash collateral received by the Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Equity Income Portfolio, Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio was invested in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Government Money Market Portfolio, are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the cash collateral at period end is included at the end of each applicable Portfolio’s Statement of Assets and Liabilities, Schedule of Portfolio Investments and Note 6. Non-cash collateral is not disclosed as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.

Real Estate Investment Trusts: The Portfolios may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Portfolio, by investing in REITs through the Portfolio, will bear not only the shareholder’s proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Portfolio’s Schedule of Investments for REIT securities held as of April 30, 2018.

Securities Sold Short: The Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio may engage in short sales, which are sales by the applicable Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. Each Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of April 30, 2018, the Quantitative U.S. Long/Short Equity Portfolio pledged cash in the amount of $224,140,472 to State Street, as collateral for short sales. This amount is included in the “Cash collateral on deposit at broker” on the Statement of Assets and Liabilities. The Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio also pledged securities in the amount of $50,029,144 and $30,289,096, respectively to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in each such Portfolio’s assets.

Investment Company Securities and Exchange-Traded Funds: Subject to applicable regulatory requirements, each Portfolio may invest in shares of other registered investment companies, including ETFs. Pursuant to orders issued by the SEC to certain ETFs and procedures approved by the Board, each Portfolio may seek to invest in certain ETFs beyond the statutory limitations, provided the Portfolio complies with certain conditions of the SEC orders and any applicable

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investment limitations. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ.

Fixed Income and Municipal Securities: The Core Fixed Income Portfolio, High Yield Municipal Portfolio and Short Term Tax Aware Fixed Income Portfolio invest in fixed income securities. The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due which could adversely impact a Portfolio’s return and net asset value. Changes in the credit rating of a debt security held by a Portfolio could have a similar effect. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Although in recent periods, governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve recently raised interest rates slightly. It is possible that governmental action will be less effective in maintaining low interest rates or action will be taken to raise interest rates further.

The High Yield Municipal Portfolio invests primarily in municipal securities. The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory. For example, significant economic and financial difficulties in Puerto Rico have led certain credit rating agencies to downgrade Puerto Rican general obligation debt and certain issuers below investment grade and to continue to have a negative outlook on certain Puerto Rican issuers. Such downgrades and continued financial difficulties could lead to lower prices and increased likelihood of restructurings or default of Puerto Rican bonds which could negatively impact the value of the High Yield Municipal Portfolio’s investments in such obligations. In addition, since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the exdividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as a Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, of the Core Fixed Income Portfolio, Short Term Tax Aware Fixed Income Portfolio and High Yield Municipal Portfolio are declared and paid monthly. Dividends from net investment income, if any, of the Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women In Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, Equity Income Portfolio, Secured Options Portfolio and Global Secured Options Portfolio are declared and paid quarterly. Each Portfolio distributes any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended (the “Code”).

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

Income and Expense Allocation: Expenses which are not readily identifiable to a specific Portfolio are allocated among Portfolios taking into consideration, among other things, the nature and type of expenses and the relative size of each Portfolio. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class, such as shareholder servicing fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class.

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Federal Income Taxes: Each Portfolio intends to continue to qualify as a regulated investment company by complying with the requirements of the Code applicable to regulated investment companies, and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S.

“Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Each Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2017 remain subject to examination by the Internal Revenue Service.

On October 31, 2017, the tax year end of the Fund, the following Portfolios had available capital loss carryforwards to be utilized in future periods to offset future capital gains as follows:

Portfolio	Unlimited (Short Term)	Unlimited (Long Term)
Quantitative International Equity Portfolio	$14,428,246	$—
Quantitative U.S. Long/Short Equity Portfolio	21,237,575	—
Mid Cap Equity Portfolio	1,320,883	—
Global Secured Options Portfolio	5,227,565	1,264,107
Short Term Tax Aware Fixed Income Portfolio	75,674	1,309
High Yield Municipal Portfolio	417,614	—

During the fiscal year ended October 31, 2017, as permitted under federal income tax regulations, the Quantitative U.S. Long/Short Equity Portfolio elected to defer $842,373 of late year ordinary losses.

During the fiscal year ended October 31, 2017, the following Portfolios utilized capital loss carryforwards:

Quantitative U.S. Large Cap Core Equity Portfolio	$1,155,820
Quantitative U.S. Large Cap Growth Equity Portfolio	20,106,341
Quantitative International Equity Portfolio	11,556,895
Responsible ESG U.S. Equity Portfolio	29,524
Women in Leadership U.S. Equity Portfolio	1,289
Quantitative U.S. Total Market Equity Portfolio	701,044
Mid Cap Equity Portfolio	1,181,892
Global Secured Options Portfolio	1,109,500

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernized several of the federal income and excise tax provisions related to regulated investment companies, and, with certain exceptions, was effective for taxable years beginning after December 22, 2010. Among the changes made were changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect prior to the effective date of the Act limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused. During the fiscal year ended October 31, 2017, $5,227,189 of the Quantitative U.S. Long/Short Equity Portfolio’s and $55,170,197 of the Quantitative International Equity Portfolio’s carryforward losses expired.

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As of October 31, 2017, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Tax-exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Other Temporary Differences	Loss Carryforwards	Total Distributable Earnings
Quantitative U.S. Large Cap Core Equity Portfolio	$—	$2,032,279	$111,637,400	$622,598,229	$—	$—	$736,267,908
Quantitative U.S. Large Cap Growth Equity Portfolio	—	2,019,426	72,871,543	957,029,118	—	—	1,031,920,087
Quantitative International Equity Portfolio	—	212,073	—	75,775,926	—	(14,428,246)	61,559,753
Responsible ESG U.S. Equity Portfolio	—	7,492	61,981	2,405,777	—	—	2,475,250
Women in Leadership U.S. Equity Portfolio	—	10,043	83,380	1,905,406	—	—	1,998,829
Quantitative U.S. Long/Short Equity Portfolio	—	—	—	69,009,828	(842,373)	(21,237,575)	46,929,880
Quantitative U.S. Total Market Equity Portfolio	—	26,697	2,231,168	27,258,649	—	—	29,516,514
Strategic Equity Portfolio	—	388,312	13,720,555	80,154,743	—	—	94,263,610
Small Cap Equity Portfolio	—	3,080,063	334,316,436	544,225,139	—	—	881,621,638
Mid Cap Equity Portfolio	—	1,140	—	2,455,249	—	(1,320,883)	1,135,506
Large Cap Value Portfolio	—	1,190,569	3,550,190	13,441,640	—	—	18,182,399
Equity Income Portfolio	—	23,548	—	860,412	—	—	883,960
Secured Options Portfolio	—	17,189,304	32,650,105	6,336,307	—	—	56,175,716
Global Secured Options Portfolio	—	79,478	—	874,005	—	(6,491,672)	(5,538,189)
Core Fixed Income Portfolio	—	1,019,235	1,755,129	1,075,477	—	—	3,849,841
Short Term Tax Aware Fixed Income Portfolio	18,485	—	—	(37,034)	—	(76,983)	(95,532)
High Yield Municipal Portfolio	428,373	—	—	1,663,857	—	(417,614)	1,674,616

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, nontaxable dividends received from investments and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

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Notes to Financial Statements (Unaudited) — (Continued)

The tax character of distributions paid during the fiscal year ended October 31, 2017, was as follows:

Portfolio	Tax Exempt	Ordinary Income	Long-Term Gains
Quantitative U.S. Large Cap Core Equity Portfolio	$—	$22,522,801	$—
Quantitative U.S. Large Cap Growth Equity Portfolio	—	19,123,619	—
Quantitative International Equity Portfolio	—	7,885,718	—
Responsible ESG U.S. Equity Portfolio	—	65,637	—
Women in Leadership U.S. Equity Portfolio	—	77,872	—
Quantitative U.S. Total Market Equity Portfolio	—	160,173	—
Strategic Equity Portfolio	—	2,097,356	11,064,147
Small Cap Equity Portfolio	—	2,714,603	52,183,890
Mid Cap Equity Portfolio	—	62,132	—
Large Cap Value Portfolio	—	1,622,798	5,439,004
Equity Income Portfolio	—	105,892	—
Secured Options Portfolio	—	9,197,563	19,239,800
Global Secured Options Portfolio	—	135,356	—
Core Fixed Income Portfolio	—	9,796,163	3,226,898
Short Term Tax Aware Fixed Income Portfolio	142,982	72,222	—
High Yield Municipal Portfolio	4,202,037	763,923	—

For the fiscal year ended October 31, 2017, permanent differences between financial and tax reporting related primarily to paydowns, REITs, foreign currency gain/(loss), distribution reallocations, non-deductible blue sky expenses and excise taxes paid, dividend expense reclass for short positions, capital loss carryover expired, net operating losses, liquidating distributions, nontaxable dividends received from investments and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies were identified and reclassified among the components of each Portfolio’s net assets as identified below. These reclassifications had no effect on net assets.

Portfolio	Accumulated Net Investment Income	Net Realized Gain (Loss)	Paid-In Capital
Quantitative U.S. Large Cap Core Equity Portfolio	$(66,949)	$66,949	$—
Quantitative U.S. Large Cap Growth Equity Portfolio	(19,060)	19,060	—
Quantitative International Equity Portfolio	120,647	55,049,550	(55,170,197)
Responsible ESG U.S. Equity Portfolio	(5,691)	5,691	—
Women in Leadership U.S. Equity Portfolio	(1,209)	1,209	—
Quantitative U.S. Long/Short Equity Portfolio	1,108,003	5,284,411	(6,392,414)
Quantitative U.S. Total Market Equity Portfolio	(552)	552	—
Strategic Equity Portfolio	(170)	170	—
Small Cap Equity Portfolio	526,690	(526,690)	—
Mid Cap Equity Portfolio	(95)	95	—
Large Cap Value Portfolio	(32,160)	32,160	—
Equity Income Portfolio	(941)	2,994	(2,053)
Secured Options Portfolio	4,555,369	(4,555,369)	—
Global Secured Options Portfolio	49,088	(49,088)	—
Core Fixed Income Portfolio	789,817	(789,817)	—
Short Term Tax Aware Fixed Income Portfolio	(31)	183	(152)
High Yield Municipal Portfolio	(10,407)	10,407	—

As of April 30, 2018, aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value were as follows:

Portfolio	Cost	Appreciation	(Depreciation)	Net
Quantitative U.S. Large Cap Core Equity Portfolio	$2,226,282,185	$695,665,773	$38,869,556	$656,796,217
Quantitative U.S. Large Cap Growth Equity Portfolio	2,985,411,710	1,010,707,792	18,644,402	992,063,390
Quantitative U.S. Large Cap Value Equity Portfolio	1,029,497	83,725	31,985	51,740
Quantitative U.S. Small Cap Equity Portfolio	1,029,497	83,725	31,985	51,740
Quantitative International Equity Portfolio	411,907,748	70,146,706	7,083,665	63,063,041
Responsible ESG U.S. Equity Portfolio	15,067,218	3,011,726	277,989	2,733,737
Women in Leadership U.S. Equity Portfolio	15,201,126	2,251,798	219,330	2,032,468
Quantitative U.S. Long/Short Equity Portfolio	41,806,794	81,411,239	13,123,922	68,287,317
Quantitative U.S. Total Market Equity Portfolio	53,875,149	29,588,582	1,385,695	28,202,887

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Notes to Financial Statements (Unaudited) — (Continued)

Portfolio	Cost	Appreciation	(Depreciation)	Net
Strategic Equity Portfolio	$134,595,755	$90,579,003	$1,491,225	$89,087,778
Small Cap Equity Portfolio	3,315,327,046	580,281,884	177,994,439	402,287,445
Mid Cap Equity Portfolio	10,685,478	2,417,916	467,520	1,950,396
Large Cap Value Portfolio	69,249,242	9,869,694	1,693,848	8,175,846
Equity Income Portfolio	17,333,894	1,242,245	583,878	658,367
Secured Options Portfolio	776,542,914	6,702,662	—	6,702,662
Global Secured Options Portfolio	7,913,447	581,264	45,844	535,420
Core Fixed Income Portfolio	494,990,031	508,675	14,291,569	(13,782,894)
Short Term Tax Aware Fixed Income Portfolio	30,350,439	9,735	327,606	(317,871)
High Yield Municipal Portfolio	185,399,534	2,123,779	2,725,986	(602,207)

Other: In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.

2.	Financial Instruments and Hedging Activities

Disclosures about Derivative Instruments and Hedging Activities: Each Portfolio follows FASB ASC Topic 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”). ASC 815 requires enhanced disclosures about each Portfolio’s use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At April 30, 2018 and during the period then ended, the Secured Options Portfolio and the Global Secured Options Portfolio had the following derivatives and transactions in derivatives, grouped into appropriate risk categories, none of which have been designated as hedging instruments:

Secured Options Portfolio

Asset Derivatives

	Equity Contracts Risk	Total
Options Purchased[1]	$643,968,000	$643,968,000

Total Value	$643,968,000	$643,968,000

Liability Derivatives

	Equity Contracts Risk	Total
Options Written[2]	$(30,423,425)	$(30,423,425)

Total Value	$(30,423,425)	$(30,423,425)

Realized Gain (Loss)

	Equity Contracts Risk	Total
Options Purchased[3]	$5,224,193	$5,224,193
Options Written[4]	15,563,530	15,563,530

Total Realized Gain (Loss)	$20,787,723	$20,787,723

Change in Appreciation (Depreciation)

	Equity Contracts Risk	Total
Options Purchased[5]	$(2,890,215)	$(2,890,215)
Options Written[6]	(5,058,072)	(5,058,072)

Total Change in Appreciation (Depreciation)	$(7,948,287)	$(7,948,287)

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Notes to Financial Statements (Unaudited) — (Continued)

Number of Contracts, Notional Amounts or Shares/Units

	Equity Contracts Risk	Total
Options Purchased	879,040	879,040
Options Written	(1,128,320)	(1,128,320)

Global Secured Options Portfolio

Asset Derivatives

	Equity Contracts Risk	Total
Options Purchased[1]	$4,992,000	$4,992,000

Total Value	$4,992,000	$4,992,000

Liability Derivatives

	Equity Contracts Risk	Total
Options Written[2]	$(154,795)	$(154,795)

Total Value	$(154,795)	$(154,795)

Realized Gain (Loss)

	Equity Contracts Risk	Total
Options Purchased[3]	$42,050	$42,050
Options Written[4]	77,463	77,463

Total Realized Gain (Loss)	$119,513	$119,513

Change in Appreciation (Depreciation)

	Equity Contracts Risk	Total
Options Purchased[5]	$(23,235)	$(23,235)
Options Written[6]	19,642	19,642

Total Change in Appreciation (Depreciation)	$(3,593)	$(3,593)

Number of Contracts, Notional Amounts or Shares/Units7

	Equity Contracts Risk	Total
Options Purchased	6,667	6,667
Options Written	(57,300)	(57,300)

[1]	Statement of Assets and Liabilities location: Investments at value.
[2]	Statement of Assets and Liabilities location: Options written, at value.
[3]	Statement of Operations location: Amount is included in Net realized gain (loss) on Investments.
[4]	Statement of Operations location: Amount is included in Net realized gain (loss) on Options written.
[5]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) of Investments.
[6]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) of Options written.
[7]	Amounts disclosed represents average number of contracts, notional amounts, or shares/units outstanding during the period ended April 30, 2018.

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Notes to Financial Statements (Unaudited) — (Continued)

3.	Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Glenmede Investment Management LP (the “Advisor”), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, Equity Income Portfolio, Secured Options Portfolio, Global Secured Options Portfolio, Core Fixed Income Portfolio, Short Term Tax Aware Fixed Income Portfolio and High Yield Municipal Portfolio pursuant to investment management agreements with the Fund. Under these agreements, the Advisor manages the Portfolios, subject to the general supervision of the Board.

Capital Guardian Trust Company (“CGTC”) serves as sub-advisor to the High Yield Municipal Portfolio. CGTC is a wholly-owned subsidiary of Capital Group International, Inc., which is owned by Capital Research and Management Company, a wholly-owned subsidiary of The Capital Group Companies, Inc. The Advisor has agreed to pay CGTC a fee for its sub-investment advisory services to the High Yield Municipal Portfolio, calculated daily and payable monthly, at the annual rate of the High Yield Municipal Portfolio’s average daily net assets as follows: 0.38% of the first $300,000,000 of the net assets; 0.34% of the net assets between $300,000,000 and $1 billion; and 0.30% of the net assets in excess of $1 billion.

Under the investment management agreements, the Portfolios pay the Advisor a management fee on a monthly basis in an amount equal to the following annual rates of the average daily net assets of each Portfolio:

Fund Name	Management Fee on Net Assets
Quantitative U.S. Large Cap Core Equity Portfolio	0.55%
Quantitative U.S. Large Cap Growth Equity Portfolio	0.55%
Quantitative U.S. Large Cap Value Equity Portfolio	0.55	%*
Quantitative U.S. Small Cap Equity Portfolio	0.55	%*
Quantitative International Equity Portfolio	0.75	%*
Responsible ESG U.S. Equity Portfolio	0.55	%*
Women in Leadership U.S. Equity Portfolio	0.55	%*
Quantitative U.S. Long/Short Equity Portfolio	1.20	%**
Quantitative U.S. Total Market Equity Portfolio	1.20	%**
Strategic Equity Portfolio	0.55%
Small Cap Equity Portfolio	0.55%
Mid Cap Equity Portfolio	0.55	%*
Large Cap Value Portfolio	0.55%
Equity Income Portfolio	0.55	%***
Secured Options Portfolio	0.55%
Global Secured Options Portfolio	0.55	%****
Core Fixed Income Portfolio	0.35%
Short Term Tax Aware Fixed Income Portfolio	0.35	%*****
High Yield Municipal Portfolio	0.65	%*

* The Advisor has contractually agreed to waive a portion of its management fees and/or reimburse expenses to the extent that the Quantitative U.S. Large Cap Value Equity Portfolio’s, Quantitative Small Cap Equity Portfolio’s, Responsible ESG U.S. Equity Portfolio’s, Women in Leadership U.S. Equity Portfolio’s, Mid Cap Equity Portfolio’s Advisor Class, High Yield Municipal Portfolio’s and, since February 26, 2016, the Quantitative International Equity Portfolio’s annual total operating expenses exceed 1.00% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2019 which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if these waivers/reimbursements are discontinued after that date.

** The Advisor has contractually agreed to waive a portion of its management fees so that, after giving effect to such contractual waiver, the management fee for each Portfolio is 0.85% of such Portfolio’s average daily net assets. The Advisor has also contractually agreed to waive an additional portion of its management fees and/or reimburse the Portfolios to the extent that total annual Portfolio operating expenses, as a percentage of the Portfolio’s daily average net assets, exceed 1.25% (excluding Acquired Fund fees and expenses, short-sale dividend expense, prime broker interest expense, brokerage commissions, taxes, interest and extraordinary items). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2019, which are included under the caption “Less expenses waived/ reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if the waivers/reimbursements are discontinued after that date.

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Notes to Financial Statements (Unaudited) — (Continued)

*** The Advisor has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Equity Income Portfolio’s annual total operating expenses exceed 0.85% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2019 which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolio will be notified if these waivers/reimbursements are discontinued after that date.

**** The Advisor contractually agreed to waive a portion of its management fees and/or reimburse expenses to the extent that the Global Secured Options Portfolio’s annual total operating expenses exceeded 1.00% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) through February 28, 2015, which are included under the caption “Ratio of operating expenses after waiver/reimbursement to average net assets” in the Financial Highlights. These waivers/reimbursements were discontinued because the Global Secured Options Portfolio’s expenses had been consistently below the expense cap for over one year.

***** The Advisor has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Short Term Tax Aware Fixed Income Portfolio’s annual total operating expenses exceed 0.55% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2019, which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolio will be notified if these waivers and/or reimbursements are discontinued after that date.

Under a Shareholder Servicing Agreement, the following Portfolios pay Glenmede Trust shareholder servicing fees for providing or arranging to provide shareholder support services to the beneficial owner of the Portfolios and share classes listed below:

Shareholder Servicing Fee on Net Assets
Quantitative U.S. Large Cap Core Equity Portfolio (Advisor Class)	0.20%
Quantitative U.S. Large Cap Growth Equity Portfolio (Advisor Class)	0.20%
Quantitative U.S. Large Cap Value Equity Portfolio	0.20%
Quantitative U.S. Small Cap Equity Portfolio	0.20%
Quantitative International Equity Portfolio	0.25%
Responsible ESG U.S. Equity Portfolio	0.20%
Women in Leadership U.S. Equity Portfolio	0.20%
Quantitative U.S. Long/Short Equity Portfolio	0.20%
Quantitative U.S. Total Market Equity Portfolio	0.20%
Strategic Equity Portfolio	0.20%
Small Cap Equity Portfolio (Advisor Class)	0.25%
Small Cap Equity Portfolio (Institutional Class)	0.05%
Mid Cap Equity Portfolio (Advisor Class)	0.25%
Large Cap Value Portfolio	0.20%
Equity Income Portfolio	0.20%
Secured Options Portfolio (Advisor Class)	0.20%
Global Secured Options Portfolio	0.20%
Core Fixed Income Portfolio	0.10%
Short Term Tax Aware Fixed Income Portfolio	0.10%
High Yield Municipal Portfolio	0.25%

State Street serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays State Street a fee based on the combined aggregate average daily net assets of the Portfolios and The Glenmede Portfolios, an affiliated registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly. These fees can be found under the caption “Administration, transfer agent and custody fees” in the Statement of Operations.

Foreside Fund Officer Services, LLC (formerly known as Foreside Compliance Services, LLC) is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is a Director of Foreside Financial Group, LLC.

Quasar Distributors, LLC (“Quasar”) serves as distributor of each Portfolio’s shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Fund.

Effective January 1, 2018, the Fund pays each Board member an annual fee of $74,000 plus $5,000 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings, and the Audit Committee Chairman receives an annual fee of $10,000 for his services as Chairman of the Audit Committee. Prior to January 1, 2018, each Board member received an annual fee of $54,000 and the Audit Committee Chairman received an

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THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

annual fee of $7,500 for his services as Chairman of the Audit Committee. These fees can be found under the caption “Directors’ fees and expenses” in the Statement of Operations.

Expenses for the six months ended April 30, 2018 include legal fees paid to Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent Directors. A partner of the law firm is Secretary of the Fund. These fees are included in the amount shown under the caption “Professional fees” in the Statement of Operations.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2018, cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term securities were:

Portfolio	Purchases	Sales
Quantitative U.S. Large Cap Core Equity Portfolio	$861,190,391	$765,188,178
Quantitative U.S. Large Cap Growth Equity Portfolio	1,024,370,457	1,221,146,567
Quantitative U.S. Large Cap Value Equity Portfolio	1,261,842	262,964
Quantitative U.S. Small Cap Equity Portfolio	1,375,701	352,768
Quantitative International Equity Portfolio	192,641,420	186,921,471
Responsible ESG U.S. Equity Portfolio	6,770,474	3,201,865
Women in Leadership U.S. Equity Portfolio	9,140,762	4,134,980
Quantitative U.S. Long/Short Equity Portfolio	208,749,823	206,978,044
Quantitative U.S. Total Market Equity Portfolio	46,607,317	42,537,897
Strategic Equity Portfolio	9,681,426	8,110,164
Small Cap Equity Portfolio	824,230,736	684,497,736
Mid Cap Equity Portfolio	1,971,540	5,159,065
Large Cap Value Portfolio	41,131,730	40,440,249
Equity Income Portfolio	8,614,623	3,778,303
Secured Options Portfolio	—	—
Global Secured Options Portfolio	3,943,340	6,107,970
Core Fixed Income Portfolio	19,341,700	16,290,800
Short Term Tax Aware Fixed Income Portfolio	2,261,081	3,592,178
High Yield Municipal Portfolio	34,918,194	19,149,351
For the six months ended April 30, 2018, the cost of purchases and proceeds from sales of long-term U.S. government securities were:

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$57,757,362	$40,381,099

5.	Common Stock

Changes in the capital shares outstanding were as follows:

	Period Ended 04/30/18		Year Ended 10/31/17
	Shares	Amount	Shares	Amount
Quantitative U.S. Large Cap Core Equity Portfolio — Advisor
Sold	7,083,659	$202,642,509	17,432,710	$437,290,067
Issued as reinvestment of dividends	3,229,154	90,339,527	427,752	10,922,717
Redeemed	(8,613,959)	(246,088,714)	(17,835,255)	(452,875,957)

Net Increase (Decrease)	1,698,854	$46,893,322	25,207	$(4,663,173)

Quantitative U.S. Large Cap Core Equity Portfolio — Institutional
Sold	5,527,421	$159,382,356	9,067,412	$231,638,665
Issued as reinvestment of dividends	903,755	25,289,297	95,445	2,527,443
Redeemed	(945,156)	(27,160,247)	(1,897,323)	(48,899,375)

Net Increase	5,486,020	$157,511,406	7,265,534	$185,266,733

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	Period Ended 04/30/18		Year Ended 10/31/17
	Shares	Amount	Shares	Amount
Quantitative U.S. Large Cap Growth Equity Portfolio — Advisor
Sold	8,008,919	$263,886,268	35,506,606	$975,947,541
Issued as reinvestment of dividends	1,858,874	59,492,394	536,451	15,028,286
Redeemed	(14,126,410)	(463,677,325)	(59,173,985)	(1,671,457,692)

Net Decrease	(4,258,617)	$(140,298,663)	(23,130,928)	$(680,481,865)

Quantitative U.S. Large Cap Growth Equity Portfolio — Institutional
Sold	4,566,193	$148,897,461	30,819,654	$879,255,188
Issued as reinvestment of dividends	549,725	17,600,754	58,109	1,732,309
Redeemed	(4,502,524)	(147,710,845)	(5,021,593)	(137,823,589)

Net Increase	613,394	$18,787,370	25,856,170	$743,163,908

Quantitative U.S. Large Cap Value Equity Portfolio[1]
Sold	101,976	$1,020,500	—	$—

Net Increase	101,976	$1,020,500	—	$—

Quantitative U.S. Small Cap Equity Portfolio[1]
Sold	104,551	$1,047,000	—	$—

Net Increase	104,551	$1,047,000	—	$—

Quantitative International Equity Portfolio
Sold	1,620,517	$25,164,225	5,290,341	$72,326,514
Issued as reinvestment of dividends	1,324	20,184	7,675	109,386
Redeemed	(1,460,793)	(22,676,055)	(9,447,036)	(126,542,430)

Net Increase (Decrease)	161,048	$2,508,354	(4,149,020)	$(54,106,530)

Responsible ESG U.S. Equity Portfolio
Sold	271,698	$3,861,250	454,284	$5,681,489
Issued as reinvestment of dividends	4,582	64,327	113	1,400
Redeemed	(25,687)	(363,533)	(61,333)	(772,919)

Net Increase	250,593	$3,562,044	393,064	$4,909,970

Women in Leadership U.S. Equity Portfolio
Sold	376,227	$5,168,755	334,675	$4,066,006
Issued as reinvestment of dividends	6,757	91,154	191	2,288
Redeemed	(11,229)	(155,814)	(41,498)	(494,950)

Net Increase	371,755	$5,104,095	293,368	$3,573,344

Quantitative U.S. Long/Short Equity Portfolio
Sold	3,113,788	$40,978,840	5,021,528	$61,021,369
Redeemed	(1,154,058)	(15,165,332)	(2,651,167)	(32,209,231)

Net Increase	1,959,730	$25,813,508	2,370,361	$28,812,138

Quantitative U.S. Total Market Equity Portfolio
Sold	727,216	$14,135,670	529,482	$9,095,047
Issued as reinvestment of dividends	117,105	2,239,110	3,662	60,627
Redeemed	(529,014)	(10,324,324)	(768,415)	(12,830,042)

Net Increase (Decrease)	315,307	$6,050,456	(235,271)	$(3,674,368)

Strategic Equity Portfolio
Sold	678,255	$16,928,251	688,987	$15,551,970
Issued as reinvestment of dividends	572,905	13,847,248	550,116	11,566,825
Redeemed	(482,017)	(12,083,715)	(1,278,339)	(28,216,778)

Net Increase (Decrease)	769,143	$18,691,784	(39,236)	$(1,097,983)

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Notes to Financial Statements (Unaudited) — (Continued)

	Period Ended 04/30/18		Year Ended 10/31/17
	Shares	Amount	Shares	Amount
Small Cap Equity Portfolio — Advisor
Sold	2,023,036	$61,756,532	5,942,624	$176,691,343
Issued as reinvestment of dividends	4,552,439	135,845,956	842,108	24,202,174
Redeemed	(4,362,103)	(134,217,667)	(11,151,723)	(329,278,433)

Net Increase (Decrease)	2,213,372	$63,384,821	(4,366,991)	$(128,384,916)

Small Cap Equity Portfolio — Institutional
Sold	16,468,884	$534,305,252	32,017,912	$985,162,786
Issued as reinvestment of dividends	2,339,419	73,200,446	419,562	12,570,091
Redeemed	(8,885,484)	(280,777,205)	(23,821,823)	(731,864,644)

Net Increase	9,922,819	$326,728,493	8,615,651	$265,868,233

Mid Cap Equity Portfolio — Advisor
Sold	5,858	$72,912	43,009	$479,466
Issued as reinvestment of dividends	46	547	26	292
Redeemed	(265,324)	(3,211,872)	(594,842)	(6,601,801)

Net Decrease	(259,420)	$(3,138,413)	(551,807)	$(6,122,043)

Large Cap Value Portfolio
Sold	665,882	$7,388,889	1,190,517	$12,781,533
Issued as reinvestment of dividends	438,013	4,816,074	545,934	5,716,676
Redeemed	(617,703)	(6,875,961)	(2,073,036)	(22,280,424)

Net Increase (Decrease)	486,192	$5,329,002	(336,585)	$(3,782,215)

Equity Income Portfolio[2]
Sold	601,564	$6,907,962	1,271,676	$13,155,962
Issued as reinvestment of dividends	442	5,064	—	—
Redeemed	(176,930)	(2,020,360)	(99,339)	(1,067,789)

Net Increase	425,076	$4,892,666	1,172,337	$12,088,173

Secured Options Portfolio — Advisor
Sold	4,919,836	$59,591,615	20,817,835	$255,692,822
Issued as reinvestment of dividends	2,170,190	26,085,680	1,994,084	24,148,351
Redeemed	(7,046,922)	(85,725,460)	(33,888,146)	(419,551,810)

Net Increase (Decrease)	43,104	$(48,165)	(11,076,227)	$(139,710,637)

Secured Options Portfolio — Institutional[3]
Sold	3,377,654	$41,104,713	29,734,349	$368,190,672
Issued as reinvestment of dividends	1,552,886	18,712,267	69,465	841,215
Redeemed	(4,071,136)	(49,339,611)	(1,181,626)	(14,815,316)

Net Increase	859,404	$10,477,369	28,622,188	$354,216,571

Global Secured Options Portfolio
Sold	5,989	$63,788	298,403	$3,014,985
Issued as reinvestment of dividends	3	31	1	9
Redeemed	(190,447)	(2,043,302)	(2,295,314)	(22,789,120)

Net Decrease	(184,455)	$(1,979,483)	(1,996,910)	$(19,774,126)

Core Fixed Income Portfolio
Sold	4,441,553	$48,097,276	9,610,755	$105,497,923
Issued as reinvestment of dividends	203,642	2,229,379	356,902	3,881,561
Redeemed	(4,516,673)	(49,044,353)	(8,936,559)	(98,096,739)

Net Increase	128,522	$1,282,302	1,031,098	$11,282,745

Short Term Tax Aware Fixed Income Portfolio
Sold	331,848	$3,291,953	1,429,443	$14,229,559
Redeemed	(681,570)	(6,762,948)	(1,045,568)	(10,386,590)

Net Increase (Decrease)	(349,722)	$(3,470,995)	383,875	$3,842,969

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Notes to Financial Statements (Unaudited) — (Continued)

	Period Ended 04/30/18		Year Ended 10/31/17
	Shares	Amount	Shares	Amount
High Yield Municipal Portfolio
Sold	2,399,834	$24,762,797	5,471,001	$54,980,310
Issued as reinvestment of dividends	—	—	62,768	615,130
Redeemed	(434,592)	(4,481,222)	(3,881,693)	(38,515,087)

Net Increase	1,965,242	$20,281,575	1,652,076	$17,080,353

[1]	Portfolio commenced operations on November 13, 2017.
[2]	Portfolio commenced operations on December 21, 2016.
[3]	Class commenced operations on November 9, 2016.

As of April 30, 2018, with the exception of the Small Cap Equity Portfolio, Large Cap Value Portfolio, Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Secured Options Portfolio, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over a significant portion of each Portfolio’s outstanding shares. The following Portfolios have shareholders which, to the Fund’s knowledge, own beneficially 5% or more of the shares outstanding of a Portfolio as of April 30, 2018. The total percentage of the shares of a Portfolio held by such shareholders is as follows:

	5% or Greater Shareholders
Portfolio	# of Shareholders	% of Shares Held
Quantitative U.S Large Cap Core Equity Portfolio (Advisor Class)	2	55
Quantitative U.S. Large Cap Core Equity Portfolio (Institutional Class)	4	89
Quantitative U.S. Large Cap Growth Equity Portfolio (Advisor Class)	2	72
Quantitative U.S. Large Cap Growth Equity Portfolio (Institutional Class)	2	83
Quantitative U.S. Large Cap Value Equity Portfolio	1	99
Quantitative U.S. Small Cap Equity Portfolio	1	96
Responsible ESG U.S. Equity Portfolio	4	38
Women in Leadership U.S. Equity Portfolio	5	47
Quantitative U.S. Long/Short Equity Portfolio	2	16
Quantitative U.S. Total Market Equity Portfolio	3	39
Small Cap Equity Portfolio (Advisor Class)	3	54
Small Cap Equity Portfolio (Institutional Class)	2	83
Mid Cap Equity Portfolio (Advisor Class)	1	10
Large Cap Value Portfolio	1	13
Equity Income Portfolio	4	32
Secured Options Portfolio (Advisor Class)	2	26
Secured Options Portfolio (Institutional Class)	4	99
Global Secured Options Portfolio	6	85
Short Term Tax Aware Fixed Income Portfolio	2	32

6.	Lending of Portfolio Securities

As of April 30, 2018, the following Portfolios had outstanding loans of securities to certain approved brokers for which such Portfolios received collateral:

Portfolio	Market Value of Loaned Securities	Market Value of Cash Collateral	Market Value of Non-Cash Collateral	% of Total Assets on Loan
Quantitative U.S. Large Cap Core Equity Portfolio	$18,905,863	$19,259,124	—	0.65
Quantitative U.S. Large Cap Growth Equity Portfolio	43,592,910	45,748,290	—	1.09
Quantitative U.S. Large Cap Value Equity Portfolio	7,014	4,816	2,580	0.67
Quantitative U.S. Small Cap Equity Portfolio	17,497	17,934	—	1.58
Responsible ESG U.S. Equity Portfolio	192,180	130,720	69,913	1.08
Women in Leadership U.S. Equity Portfolio	148,792	—	152,397	0.86
Quantitative U.S. Long/Short Equity Portfolio	3,040,290	3,168,110	—	0.55
Small Cap Equity Portfolio	147,035,190	151,384,252	—	3.95
Mid Cap Equity Portfolio	498,955	521,621	—	3.94
Equity Income Portfolio	316,299	62,074	262,947	1.76

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Notes to Financial Statements (Unaudited) — (Concluded)

Portfolio	Market Value of Loaned Securities	Market Value of Cash Collateral	Market Value of Non-Cash Collateral	% of Total Assets on Loan
Core Fixed Income Portfolio	$12,236,697	$12,472,620	—	2.52
Short Term Tax Aware Fixed Income Portfolio	244,361	249,400	—	0.80

The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending and other similar transactions that are accounted for as secured borrowings.

For the Quantitative U.S. Large Cap Core Equity Portfolio, the Quantitative U.S. Large Cap Growth Equity Portfolio, the Quantitative U.S. Large Cap Value Equity Portfolio, the Quantitative U.S. Small Cap Equity Portfolio, the Responsible ESG U.S. Equity Portfolio, the Women In Leadership U.S. Equity Portfolio, the Quantitative U.S. Long/Short Equity Portfolio, the Small Cap Equity Portfolio, the Mid Cap Equity Portfolio and the Equity Income Portfolio, all of the securities on loan collateralized by cash are classified as Common Stocks in each Portfolio’s Schedule of Investments at April 30, 2018, with a contractual maturity of overnight and continuous.

7.	Recently Issued Accounting Pronouncements

In March 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-08 (“ASU 2017-08”), Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities, which amends the amortization period for certain purchased callable debt securities. Under ASU 2017-08, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. ASU 2017-08 will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

On October 13, 2016, the SEC adopted new rules and forms and amended other rules to enhance the reporting and disclosure of information by registered investment companies. As part of these changes, the SEC amended Regulation S-X to standardize and enhance disclosures in investment company financial statements. The compliance date for the amendments to Regulation S-X was August 1, 2017 for reporting periods ended on or after that date, while the compliance date for the new form types and other rule amendments is on or after June 1, 2018.

In December 2016, the FASB released ASU 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and has not yet determined its impact, if any, on the financial statements and disclosures.

8.	Subsequent Events

Management has evaluated events and transactions subsequent to April 30, 2018 through the date the financial statements were available to be issued, for disclosure in the Fund’s financial statements and has determined that there were no material events that would require additional disclosure.

181

THE GLENMEDE PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2018 — (Unaudited)

Muni Intermediate Portfolio
Assets:
Investments at value,	$290,551,066
Cash	5,915,325
Receivable for fund shares sold	314,203
Interest receivable	3,678,296
Prepaid expenses	4,139

Total assets	300,463,029

Liabilities:
Payable for fund shares redeemed	2,701
Payable for Trustees’ fees	8,869
Payable for Shareholder Servicing fees	37,044
Accrued expenses	52,291

Total liabilities	100,905

Net Assets	$300,362,124

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$27,894
Paid-in capital in excess of par value	302,607,989
Undistributed net investment income	364,184
Accumulated net realized loss from investment transactions	(322,166)
Net unrealized depreciation on investments	(2,315,777)

Total Net Assets	$300,362,124

Shares Outstanding	27,894,129

Net Asset Value Per Share	$10.77

[1] Investments at cost	$292,866,843

See Notes to Financial Statements.

182

THE GLENMEDE PORTFOLIOS

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2018 — (Unaudited)

Muni Intermediate Portfolio
Investment income:
Interest	$3,074,284

Total investment income	3,074,284

Expenses:
Administration, transfer agent and custody fees	80,293
Professional fees	9,319
Shareholder report expenses	4,102
Shareholder servicing fees	224,882
Trustees’ fees and expenses	17,938
Registration and filing fees	6,159
Other expenses	3,114

Total expenses	345,807

Net investment income	2,728,477

Realized and unrealized gain (loss):
Net realized loss on:
Investment transactions	(19,223)
Net change in unrealized loss of:
Investments	(6,638,329)

Net realized and unrealized loss	(6,657,552)

Net decrease in net assets resulting from operations	$(3,929,075)

See Notes to Financial Statements.

183

THE GLENMEDE PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended April 30, 2018 — (Unaudited)

Muni Intermediate Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$2,728,477
Net realized loss on:
Investment transactions	(19,223)
Net change in unrealized loss of:
Investments	(6,638,329)

Net increase (decrease) in net assets resulting from operations	(3,929,075)
Distributions to shareholders from:
Net investment income	(2,810,923)
Net increase in net assets from capital share transactions (See note 5)	3,119,930

Net increase (decrease) in net assets	(3,620,068)

NET ASSETS:
Beginning of period	303,982,192

End of period	$300,362,124

Undistributed net investment income included in net assets at end of period	$364,184

For the Year Ended October 31, 2017

Muni Intermediate Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$5,179,296
Net realized loss on:
Investment transactions	(302,943)
Net change in unrealized loss of:
Investments	(1,255,810)

Net increase in net assets resulting from operations	3,620,543
Distributions to shareholders from:
Net investment income	(5,126,243)
Net realized gain on investments	(1,046,831)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(24,708,633)

Net increase (decrease) in net assets	(27,261,164)

NET ASSETS:
Beginning of year	331,243,356

End of year	$303,982,192

Undistributed net investment income included in net assets at end of year	$446,630

See Notes to Financial Statements.

184

THE GLENMEDE PORTFOLIOS

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year

	Muni Intermediate Portfolio
	For the Period Ended April 30,	For the Years Ended October 31,
	2018[1,2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$11.01	$11.08	$10.98	$11.04	$10.94	$11.20

Income from investment operations:
Net investment income	0.10	0.19	0.17	0.16	0.18	0.20
Net realized and unrealized gain (loss) on investments	(0.24)	(0.04)	0.10	—	0.15	(0.25)

Total from investment operations	(0.14)	0.15	0.27	0.16	0.33	(0.05)

Distributions to shareholders from:
Net investment income	(0.10)	(0.18)	(0.17)	(0.16)	(0.18)	(0.21)
Net realized capital gains	—	(0.04)	—	(0.06)	(0.05)	— [3]

Total distributions	(0.10)	(0.22)	(0.17)	(0.22)	(0.23)	(0.21)

Net asset value, end of period	$10.77	$11.01	$11.08	$10.98	$11.04	$10.94

Total return	(1.27)%[4]	1.38%	2.45%	1.45%	3.09%	(0.46)%

Ratios to average net assets/Supplemental data:
Net assets, at end of period (in 000s)	$300,362	$303,982	$331,243	$299,121	$263,867	$212,731
Ratio of operating expenses to average net assets	0.23%[5]	0.23%	0.25%	0.23%	0.25%	0.25%
Ratio of net investment income to average net assets	1.82%[5]	1.70%	1.53%	1.44%	1.67%	1.85%
Portfolio turnover rate	14%	19%	34%	71%	46%	68%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	Total return calculation is not annualized.
[5]	Annualized.

See Notes to Financial Statements.

185

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

April 30, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — 96.7%
	Alabama — 1.0%
$3,000,000	Black Belt Energy Gas District, AL, Gas Supply Revenue, Revenue Bonds, Series A, 4.000% due 7/1/46	$3,130,770

	Alaska — 4.5%
1,630,000	Alaska State, General Obligation Unlimited, Refunding, Series B, 5.000% due 8/1/22	1,809,153
3,500,000	Alaska State, General Obligation Unlimited, Series B, 5.000% due 8/1/20	3,731,105
2,745,000	Anchorage, AK, Electric Utility, Revenue Bonds, Refunding, Series A, 4.000% due 12/1/21	2,904,485
4,645,000	Valdez, AK, Marine Terminal Revenue, Revenue Bonds, Refunding, Series B, (SPA : British Petroleum PLC), 5.000% due 1/1/21	4,975,863

		13,420,606

	Arizona — 1.5%
4,015,000	Yuma, AZ, Municipal Property Corp., Road & Excise Tax, Revenue Bonds, Refunding, 5.000% due 7/1/26	4,590,229

	California — 1.7%
	California State, General Obligation Unlimited, Refunding:
3,000,000	5.000% due 9/1/25	3,523,560
1,250,000	5.000% due 10/1/29	1,459,413

		4,982,973

	Connecticut — 0.4%
1,170,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds, Series J, (BHAC Insured NPFG), Prerefunded 7/1/18 @ 100, 5.750% due 7/1/33	1,177,722

	District Of Columbia — 1.0%
2,700,000	District of Columbia, General Obligation Unlimited, Series D, 5.000% due 6/1/25	3,141,207

	Florida — 15.2%
2,820,000	Central, FL, Expressway Authority, Revenue Bonds, Refunding, Series B, 5.000% due 7/1/28	3,283,270
	Citizens Property Insurance Corp., FL, Revenue Bonds, Series A-1:
1,500,000	5.000% due 6/1/18	1,503,990
3,180,000	5.000% due 6/1/20	3,368,733
3,370,000	Collier County, FL, School Board, Certificate of Participation, Refunding, (AGMC Insured), 5.250% due 2/15/19	3,459,979
5,000,000	Florida State, Board of Education Capital Outlay, Public Education, General Obligation Unlimited, Refunding, Series E, 5.000% due 6/1/26	5,806,450
5,000,000	Florida State, Board of Education Capital Outlay, Public Education, General Obligation Unlimited, Series A, 5.500% due 6/1/38	5,065,150
5,125,000	Florida State, Board of Education, Lottery Revenue Bonds, Series B, Prerefunded 7/1/18 @ 101, 5.000% due 7/1/22	5,203,259
2,765,000	Florida State, Department of Environmental Protection, Preservation Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/22	3,067,850
1,200,000	Florida State, Water Pollution Control Financing Corp., Revenue Bonds, Water Pollution Control, Series A, 5.000% due 1/15/20	1,227,516
2,630,000	Hillsborough County, FL, Industrial Development Authority, Revenue Bonds, Prerefunded 8/15/19 @ 101, 8.000% due 8/15/32	2,852,761
	Lakeland, FL, Energy System Revenue Bonds, Refunding:
3,750,000	5.000% due 10/1/24	4,295,137
2,750,000	5.000% due 10/1/25	3,194,400

See Notes to Financial Statements.

186

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Muni Intermediate Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Florida — (Continued)
$3,000,000	Lee County, FL, School Board, Certificate of Participation, Refunding, Series A, 5.000% due 8/1/27	$3,392,250

		45,720,745

	Georgia — 0.3%
1,000,000	Albany-Dougherty County, GA, Hospital Authority, Revenue Bonds, 5.000% due 12/1/18	1,018,150

	Illinois — 6.2%
	Chicago, IL, O’Hare International Airport Revenue Bonds, Refunding, Series B:
2,545,000	5.000% due 1/1/30	2,848,644
2,000,000	5.000% due 1/1/32	2,223,300
3,795,000	Illinois State, Finance Authority Revenue, Revenue Bonds, 5.000% due 7/1/27	4,398,329
4,000,000	McHenry County, IL, Conservation District, General Obligation Unlimited, Refunding, 5.000% due 2/1/25	4,553,280
4,000,000	Regional Transportation Authority, IL, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/23	4,458,920

		18,482,473

	Indiana — 0.8%
2,500,000	Indiana State, Health & Educational Facilities Financing Authority, Revenue Bonds, Series 2006B-3, 1.750% due 11/15/31	2,449,050

	Kansas — 0.7%
2,225,000	Kansas State Department of Transportation, Highway Revenue, Refunding, Series B-4, (1M USD LIBOR * 0.67+ 0.32%), 1.584% due 9/1/18[1]	2,226,157

	Kentucky — 0.7%
2,000,000	Kentucky State, Property & Building Commission, Revenue Bonds, Refunding, 4.000% due 8/1/21	2,078,460

	Louisiana — 1.2%
3,000,000	Louisiana State, General Obligation Unlimited, Series A, 5.000% due 4/1/28	3,504,510

	Maine — 1.2%
	Maine State Municipal Bond Bank, Infrastructure Revenue, Refunding, Series A:
1,175,000	5.000% due 9/1/21	1,282,442
1,985,000	5.000% due 9/1/22	2,208,114

		3,490,556

	Maryland — 0.7%
2,000,000	Washington, MD, Suburban Sanitary Commission, General Obligation Unlimited, Public Improvement, 4.000% due 6/1/21	2,116,440

	Massachusetts — 1.1%
1,000,000	Massachusetts State, General Obligation Limited, Refunding, Series A, (3M USD LIBOR * 0.67+ 0.46%), 1.648% due 11/1/18[1]	1,000,070
2,000,000	Massachusetts State, General Obligation Limited, Series A, 5.000% due 3/1/23	2,249,380

		3,249,450

	Michigan — 3.7%
4,000,000	Detroit, MI, City School District, General Obligation Unlimited, Series A, (QSBLF Insured), 5.000% due 5/1/26	4,373,360
1,500,000	Grand Valley, MI, State University, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/26	1,724,265

See Notes to Financial Statements.

187

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Michigan — (Continued)
$5,000,000	Michigan Finance Authority, Revenue Bonds, (1M USD LIBOR * 0.67+ 0.54%), 1.812% due 12/1/39[1]	$4,986,250

		11,083,875

	Minnesota — 4.2%
1,000,000	Chaska, MN, Independent School District No. 112, General Obligation Unlimited, Refunding, Series A, (School District Credit Program), 5.000% due 2/1/21	1,079,220
1,190,000	Lake Superior, MN, Independent School District No. 381, General Obligation Unlimited, Refunding, Series A, 5.000% due 10/1/20	1,271,956
3,400,000	Rochester, MN, Health Care Facilities Revenue, Revenue Bonds, Series A, 4.000% due 11/15/30	3,438,080
2,010,000	Sartell, MN, Independent School District No. 748, General Obligation Unlimited, Series B, (School District Credit Program), 0.000% due 2/1/28[2]	1,452,868
4,800,000	St. Paul, MN, Housing & Redevelopment Authority Health Care Facilities Revenue, Refunding, HealthPartners Obligated Group, Series A, 5.000% due 7/1/28	5,457,600

		12,699,724

	Mississippi — 1.2%
	Mississippi Development Bank, Special Obligation, Revenue Bonds, Refunding, Series A:
1,000,000	5.000% due 4/1/20	1,052,750
2,460,000	5.000% due 4/1/21	2,646,837

		3,699,587

	Missouri — 1.7%
2,000,000	City of Kansas, MO, Sanitary Sewer System Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	2,287,940
2,540,000	Missouri State, Environmental Improvement & Energy Resources Authority Water Pollution, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/20	2,667,864

		4,955,804

	Nevada — 1.2%
3,500,000	Clark County, NV, Water Reclamation District, General Obligation Limited, Refunding, 5.000% due 7/1/20	3,726,555

	New Mexico — 2.1%
6,300,000	New Mexico State, Municipal Energy Acquisition Authority, Revenue Bonds, Subseries B, (1M USD LIBOR * 0.67+ 0.75%), 2.014% due 11/1/39[1]	6,300,882

	New York — 4.2%
1,650,000	New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series C, 5.000% due 11/1/26	1,948,798
790,000	New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series D, Prerefunded 5/1/20 @ 100, 5.000% due 11/1/22	835,860
2,500,000	New York State, Dormitory Authority Sales Tax Revenue Bonds, Refunding, Series A, 5.000% due 3/15/19	2,569,525
1,150,000	New York State, Thruway Authority Personal Income Tax, Revenue Bonds, Series A, 5.000% due 3/15/23	1,231,915
3,000,000	New York, Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series B, Prerefunded 11/15/19 @ 100, 5.250% due 11/15/27	3,156,090

See Notes to Financial Statements.

188

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	New York — (Continued)
$2,470,000	New York, Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series B-1, 5.000% due 11/15/21	$2,713,764

		12,455,952

	North Carolina — 5.2%
1,220,000	Duplin County, NC, Limited Obligation, Revenue Bonds, 5.000% due 4/1/23	1,356,603
	Mooresville, NC, Limited Obligation, Revenue Bonds, Refunding:
3,375,000	5.000% due 11/1/22	3,745,440
3,550,000	5.000% due 11/1/23	4,005,146
2,000,000	New Hanover County, NC, Hospital Revenue Bonds, 5.000% due 10/1/19	2,086,620
2,000,000	North Carolina State, General Obligation Unlimited, Refunding, Series A, 5.000% due 6/1/21	2,179,620
2,000,000	Raleigh City, North Carolina, Combined Enterprise System Revenue, Refunding, Series B, 5.000% due 12/1/24	2,321,360

		15,694,789

	Ohio — 2.3%
2,060,000	Ohio State, Adult Correctional Capital Facilities, Lease Revenue, Series A, 5.000% due 4/1/21	2,226,757
1,400,000	Ohio State, Hospital Facilities Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/25	1,613,570
2,670,000	Ohio State, Hospital Revenue Bonds, Series A, 5.000% due 1/15/24	2,948,107

		6,788,434

	Oklahoma — 1.2%
2,000,000	Grand River, OK, Dam Authority, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/24	2,280,380
1,450,000	Oklahoma City, OK, Industrial & Cultural Facilities Trust, Revenue Bonds, (NPFG Insured), 2.765% due 6/1/19[1,3]	1,446,042

		3,726,422

	Oregon — 2.0%
3,280,000	Oregon State, Department of Administrative Services, Lottery Revenue, Revenue Bonds, Refunding, Series D, 5.000% due 4/1/27	3,784,103
2,000,000	Washington County, OR, Beaverton School District No. 48J, Series D, 0.000% due 6/15/26[2]	2,318,320

		6,102,423

	Pennsylvania — 6.1%
2,500,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-73, 5.000% due 12/1/20	2,679,175
255,000	Bucks County, PA, Community College Authority, College Building Revenue Bonds, (County Guaranteed), (Escrowed to Maturity), 4.750% due 6/15/18	255,923
500,000	Conneaut, PA, School District, Refunding, Series B, (AGMC Insured State Aid Withholding), 5.000% due 11/1/20	533,570
750,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series B, 5.500% due 8/15/18	758,092
2,765,000	Pennsylvania State University, Revenue Bonds, Refunding, Series B, 5.000% due 9/1/23	3,146,349
5,000,000	Pennsylvania State, General Obligation Unlimited, Series 2, 5.000% due 9/15/25	5,706,300

See Notes to Financial Statements.

189

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Muni Intermediate Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$5,000,000	Southcentral, PA, General Authority, Revenue Bonds, Series A, Prerefunded 12/1/18 @ 100, 6.000% due 6/1/29	$5,116,550

		18,195,959

	South Carolina — 1.5%
4,200,000	Richland County, SC, School District No. 2, General Obligation Unlimited, Series B, (SCSDE Insured), Prerefunded 5/1/20 @ 100, 5.000% due 5/1/26	4,560,948

	Texas — 10.8%
1,065,000	Alamo, TX, Community College District, General Obligation Limited, Refunding, 5.000% due 2/15/24	1,210,639
	Harris County, Texas, Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding, Children’s Hospital Project:
2,850,000	5.000% due 10/1/26	3,285,622
2,000,000	5.000% due 10/1/27	2,304,260
3,000,000	Harris County, Texas, Flood Control District, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/28	3,572,880
3,000,000	Harris County, Texas, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/25	3,481,470
3,000,000	Plano, TX, Independent School District, General Obligation Unlimited, Refunding, Series B, (PSF Guaranteed), 5.000% due 2/15/21	3,234,990
1,875,000	Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Revenue Bonds, 8.125% due 11/15/44	2,150,550
2,550,000	Texas State, General Obligation Unlimited, Series A, 5.000% due 10/1/26	3,016,114
2,675,000	Texas State, Municipal Power Agency, Revenue Bonds, Refunding, 4.000% due 9/1/18	2,694,501
3,500,000	University of Texas, Revenue Bonds, Series D , 5.000% due 8/15/25	4,099,760
3,090,000	Waco, TX, Independent School District, General Obligation Unlimited, Refunding, (PSF Guaranteed), 5.000% due 8/15/23	3,491,422

		32,542,208

	Utah — 0.9%
2,440,000	Nebo, UT, School District, General Obligation Unlimited, Series C, 4.000% due 7/1/23	2,644,545

	Virginia — 4.1%
1,500,000	Fairfax County, VA, General Obligation Unlimited, Refunding, Series C, (State Aid Withholding), 5.000% due 10/1/24	1,738,260
2,800,000	Richmond, VA, Convention Center Authority, Hotel Tax Revenue Bonds, Refunding, 5.000% due 6/15/27	3,187,268
2,450,000	Virginia State, Commonwealth University Health System Authority Revenue, Revenue Bonds, Series B, 5.000% due 7/1/29	2,857,043
4,000,000	Virginia State, Public Building Authority, Public Facilities Revenue, Revenue Bonds, Refunding, Series B, 5.000% due 8/1/23	4,526,600

		12,309,171

	Washington — 3.5%
1,205,000	Grays Harbor County, WA, Public Utility District No. 1, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	1,363,530
2,240,000	Washington State, Certificate of Participation, Refunding, Series C, (State Aid Intercept), 5.000% due 1/1/20	2,351,641
3,000,000	Washington State, General Obligation Unlimited, Series D, 5.000% due 2/1/26	3,525,150

See Notes to Financial Statements.

190

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

April 30, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Washington — (Continued)
$3,290,000	Washington State, Various Purposes, General Obligation Unlimited, Series E, Prerefunded 2/1/19 @ 100, 5.000% due 2/1/20	$3,368,960

		10,609,281

	Wisconsin — 2.6%
2,100,000	Wisconsin State, Department of Transportation Revenue, Revenue Bonds, Refunding, Series 2, 5.000% due 7/1/29	2,499,105
15,000	Wisconsin State, General Obligation Unlimited, Series B, Prerefunded 5/1/20 @ 100, 5.000% due 5/1/26	15,868
1,350,000	Wisconsin State, General Obligation Unlimited, Unrefunded, Series 1, 5.000% due 5/1/21	1,466,424
3,485,000	Wisconsin State, General Obligation Unlimited, Unrefunded, Series B, Prerefunded 5/1/20 @ 100, 5.000% due 5/1/26	3,693,612

		7,675,009

	TOTAL MUNICIPAL BONDS (Cost $292,866,843)	290,551,066

TOTAL INVESTMENTS (Cost $292,866,843)	96.7%	$290,551,066

OTHER ASSETS IN EXCESS OF LIABILITIES	3.3	9,811,058

NET ASSETS	100.0%	$300,362,124

*	Percentages indicated are based on net assets.
[1]	Floating Rate Bond. Rate shown is as of April 30, 2018.
[2]	Zero Coupon Bond.
[3]	Auction Rate Security (ARS) which will bear interest at Auction Rates established for Auction Periods for such series of 7 days each. The Auction Agent shall calculate the Maximum Interest Rate, the Maximum Rate and the All-Hold Rate on each auction date based upon bids submitted by current holders of the bonds. Upon a successful auction, interest rate will be set at auction-based clearing rate. Upon a failed auction, the interest rate is set at a percentage of, based upon the underlying credit rating of the bonds, the Federal Reserve Bank of New York’s “7-day AA Composite Commercial Paper Rate”. As of April 30, 2018, based upon S&P credit rating of AA+, the failed auction rate is equivalent to 150% of the “7-day AA Composite Commercial Paper Rate”.

Abbreviations:

AGMC — Assured Guaranty Municipal Corporation

BHAC — Berkshire Hathaway Assurance Corporation

NPFG — National Public Finanace Guarantee Corporation

PSF — Permanent School Fund

QSBLF — Michigan Qualified School Bond Loan Fund

SCSDE — South Carolina State Department of Education

SPA — Stand-By Purchase Agreement

See Notes to Financial Statements.

191

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

April 30, 2018 — (Unaudited)

STATE DIVERSIFICATION

On April 30, 2018, State Diversification of the Portfolio was as follows:

	% of Net Assets	Value
STATE:
Florida	15.1%	$45,720,745
Texas	11.0	32,542,208
Illinois	6.1	18,482,473
Pennsylvania	6.1	18,195,960
North Carolina	5.2	15,694,788
Alaska	4.5	13,420,605
Minnesota	4.2	12,699,723
New York	4.1	12,455,953
Virginia	4.2	12,309,171
Michigan	3.8	11,083,875
Washington	3.6	10,609,282
Wisconsin	2.5	7,675,009
Ohio	2.2	6,788,434
New Mexico	2.1	6,300,882
Oregon	2.1	6,102,423
California	1.7	4,982,973
Missouri	1.7	4,955,804
Arizona	1.5	4,590,229
South Carolina	1.5	4,560,948
Nevada	1.2	3,726,555
Oklahoma	1.3	3,726,422
Mississippi	1.2	3,699,587
Louisiana	1.2	3,504,510
Maine	1.1	3,490,556
Massachusetts	1.0	3,249,450
District of Columbia	1.0	3,141,207
Alabama	1.0	3,130,770
Utah	0.9	2,644,545
Indiana	0.8	2,449,050
Kansas	0.7	2,226,157
Maryland	0.7	2,116,440
Kentucky	0.7	2,078,460
Connecticut	0.4	1,177,722
Georgia	0.3	1,018,150

TOTAL MUNICIPAL BONDS	96.7%	$290,551,066

TOTAL INVESTMENTS	96.7%	$290,551,066

See Notes to Financial Statements.

192

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Unaudited)

1.	Organization and Significant Accounting Policies

The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of April 30, 2018, the Fund offered shares of one sub-trust, the Muni Intermediate Portfolio (the “Portfolio”). The Portfolio is classified as diversified.

The Fund is an investment company and follows accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) including, but not limited to ASC 946, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and the differences could be material. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Valuation of Securities: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. These valuations are typically categorized as Level 2 in the fair value hierarchy described below. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Debt obligations with maturities of 60 days or less at the time of purchase are valued on the basis of amortized cost and are typically categorized as Level 2 in the fair value hierarchy.

FASB Statement of Financial Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements” defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Muni Intermediate Portfolio had all long-term investments, with corresponding sectors at Level 2 at April 30, 2018. For the six months ended April 30, 2018, there were no transfers between Level 1 and 2.

Municipal Securities: The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Portfolio’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

193

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Unaudited) — (Continued)

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. The Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid monthly. The Portfolio distributes any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for the Portfolio may be made at the discretion of the Board in order to avoid a non-deductible excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended (the “Code”).

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolio, timing differences and differing characterization of distributions made by the Portfolio.

Federal Income Taxes: The Portfolio intends to continue to qualify as a regulated investment company by complying with the requirements of the Code applicable to regulated investment companies, and by distributing substantially all of its tax-exempt (and taxable, if any) income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S.

“Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2017 remain subject to examination by the Internal Revenue Service.

On October 31,2017, the tax year end of the Fund, the Portfolio had available capital loss carryforwards to be utilized in future periods to offset future capital gains as follows:

Portfolio	Unlimited (Short Term)	Unlimited (Long Term)
Muni Intermediate Portfolio	$302,943	$—

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to regulated investment companies and, with certain exceptions, was effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely.

As of October 31, 2017, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Tax-exempt Income	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards	Total Distributable Earnings
Muni Intermediate Portfolio	$446,630	$4,322,552	$(302,943)	$4,466,239

As of October 31, 2017, the tax characterization of distributions paid during the year was equal to the book characterization of distributions paid for the Portfolio and was as follows:

Portfolio	Tax Exempt	Ordinary Income	Long-Term Gains
Muni Intermediate Portfolio	$5,078,270	$65,715	$1,029,089

For the fiscal year ended October 31, 2017, permanent differences between financial and tax reporting, related primarily to distribution reallocations, were identified and reclassified among the components of the Portfolio’s net assets as follows:

Portfolio	Accumulated Net Investment Income	Net Realized Gain (Loss)	Paid-In Capital
Muni Intermediate Portfolio	$(17,742)	$17,742	$—

194

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Unaudited) — (Continued)

As of April 30, 2018, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Cost	Appreciation	(Depreciation)	Net
Muni Intermediate Portfolio	$292,866,843	$1,218,110	$3,533,887	$(2,315,777)

Other: In the normal course of business, the Portfolio enters into contracts that may include agreements to indemnify another party under given circumstances. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Portfolio. However, based on experience, the risk of material loss from such claims is considered to be remote.

2.	Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Glenmede Investment Management LP (the “Advisor”), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Portfolio, pursuant to an investment management agreement with the Portfolio. Under this agreement, the Advisor manages the Portfolio, subject to the general supervision of the Board.

The Portfolio does not pay a management fee for advisory services. The investors in the Portfolio are the clients of Glenmede Trust or its affiliated companies (“Affiliates”). Glenmede Trust or its Affiliates charge a fee directly to their clients for fiduciary, trust and/or advisory services. The actual annual fees charged vary dependent on a number of factors, including the particular services provided to the client, and are generally 1.25% or less of the clients’ assets under management.

The Portfolio pays Glenmede Trust shareholder servicing fees at the annual rate of 0.15% of the Portfolio’s average daily net assets.

State Street Bank and Trust Company (“State Street”) serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Portfolio. The Portfolio pays State Street a fee based on the combined aggregate average daily net assets of the Portfolio and The Glenmede Fund, Inc., an affiliated registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly.

Foreside Fund Officer Services, LLC (formerly known as Foreside Compliance Services, LLC) is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is a Director of Foreside Financial Group, LLC.

Quasar Distributors, LLC (“Quasar”) serves as distributor of the Portfolio’s shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Portfolio.

The Portfolio pays each Board member an annual fee of $6,000 and out-of-pocket expenses incurred in attending Board meetings.

Expenses for the six months ended April 30, 2018 include legal fees paid to Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent Trustees. A partner of the law firm is Secretary of the Fund.

3.	Purchases and Sales of Securities

For the six months ended April 30, 2018, the cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term securities were:

Portfolio	Purchases	Sales
Muni Intermediate Portfolio	$45,263,465	$44,059,239

195

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Unaudited) — (Concluded)

4.	Shares of Beneficial Interest

The Portfolio may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:

	Period Ended 04/30/18		Year Ended 10/31/17
	Shares	Amount	Shares	Amount
Muni Intermediate Portfolio
Sold	2,914,267	$31,687,070	7,318,662	$79,726,233
Issued as reinvestment of dividends	—	—	97,275	1,046,674
Redeemed	(2,627,637)	(28,567,140)	(9,708,525)	(105,481,540)

Net Increase (Decrease)	286,630	$3,119,930	(2,292,588)	$(24,708,633)

As of April 30, 2018, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolio’s outstanding shares. The Portfolio had no shareholders that beneficially owned 5% of the shares outstanding of the Portfolio as of April 30, 2018.

5.	Recently Issued Accounting Pronouncements

In March 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-08 (“ASU 2017-08”), Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities, which amends the amortization period for certain purchased callable debt securities. Under ASU 2017-08, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. ASU 2017-08 will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

On October 13, 2016, the SEC adopted new rules and forms and amended other rules to enhance the reporting and disclosure of information by registered investment companies. As part of these changes, the SEC amended Regulation S-X to standardize and enhance disclosures in investment company financial statements. The compliance date for the amendments to Regulation S-X was August 1, 2017 for reporting periods ended on or after that date, while the compliance date for the new form types and other rule amendments is on or after June 1, 2018.

In December 2016, the FASB released ASU 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and has not yet determined its impact, if any, on the financial statements and disclosures.

6.	Subsequent Event

Management has evaluated events and transactions subsequent to April 30, 2018 through the date the financial statements were available to be issued, for disclosure in the Fund’s financial statements and has determined that there were no material events that would require additional disclosure.

196

THE GLENMEDE FUND, INC.

THE GLENMEDE PORTFOLIOS

(Unaudited)

Proxy Voting

A description of the policies and procedures that the Funds’ investment advisor and sub-advisor use to vote proxies relating to the Funds’ portfolio securities is available, without charge, upon request, by calling 1-800-442-8299, and on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1-800-442-8299, and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings of each Portfolio with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

197

The Glenmede Fund, Inc. and The Glenmede Portfolios

Investment Advisor

Glenmede Investment Management LP

One Liberty Place

1650 Market Street, Suite 1200

Philadelphia, Pennsylvania 19103

Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Legal Counsel

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, Pennsylvania 19103-6996

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Auditors

PricewaterhouseCoopers LLP

101 Seaport Boulevard

Boston, MA 02210

Investment Sub-Advisor

(for High Yield Municipal Portfolio)

Capital Guardian Trust Company

333 South Hope Street

Los Angeles, California 90071

The report is submitted for the general information of the shareholders of The Glenmede Fund, Inc. and The Glenmede Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contain information concerning the Fund’s investment policies and expenses as well as other pertinent information.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Management Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))), that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350), are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	THE GLENMEDE FUND, INC.

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts President (Principal Executive Officer)

Date June 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts President (Principal Executive Officer)

Date June 26, 2018

/s/ Kent E. Weaver
Kent E. Weaver Treasurer (Principal Financial Officer)

Date June 26, 2018